      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 2008.
                                                            FILE NOS. 333-137864
                                                                       811-07727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 6                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 7                                    [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on August 28, 2008 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Five of AIG SunAmerica Life Assurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT FIVE

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Seasons Elite Variable Annuity;
                                                                           Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Seasons Elite Variable Annuity;
                                                                           Purchasing a Seasons Elite Variable
                                                                           Annuity; Investment Options
8.           Annuity Period..............................................  Annuity Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Seasons Elite Variable Annuity
                                                                           (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Seasons Elite Variable
                                                                           Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Annuity Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              [Seasons Elite Logo]


                                   PROSPECTUS

                                August 28, 2008


                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY


                              issued by Depositor,


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY


                               in connection with


                         VARIABLE ANNUITY ACCOUNT FIVE



This variable annuity contract has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Accounts. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Premier Portfolios identified below are part of one of the following Trusts: SunAmerica Series Trust, Fidelity Variable Insurance Products Trust, T. Rowe Price Equity Series, Inc. The Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies identified below are all part of the Seasons Series Trust.


PREMIER PORTFOLIOS
AMERICAN FUNDS GLOBAL GROWTH SAST
AMERICAN FUNDS GROWTH SAST
AMERICAN FUNDS GROWTH-INCOME SAST
FIDELITY VIP CONTRAFUND(R)
FIDELITY VIP EQUITY INCOME
FIDELITY VIP INVESTMENT GRADE
  BOND
FIDELITY VIP MID CAP
FIDELITY VIP OVERSEAS
T. ROWE PRICE BLUE CHIP GROWTH II
T. ROWE PRICE EQUITY INCOME II

SELECT PORTFOLIOS
LARGE CAP GROWTH
LARGE CAP COMPOSITE
LARGE CAP VALUE
MID CAP GROWTH
MID CAP VALUE
SMALL CAP
INTERNATIONAL EQUITY
DIVERSIFIED FIXED INCOME
STRATEGIC FIXED INCOME
CASH MANAGEMENT

PREMIER PORTFOLIOS
                                   MANAGED BY:
AMERICAN FUNDS GLOBAL GROWTH SAST  Capital Research and Management Company
AMERICAN FUNDS GROWTH SAST         Capital Research and Management Company
AMERICAN FUNDS GROWTH-INCOME SAST  Capital Research and Management Company
FIDELITY VIP CONTRAFUND(R)         Fidelity Management and Research Company
FIDELITY VIP EQUITY INCOME         Fidelity Management and Research Company
FIDELITY VIP INVESTMENT GRADE      Fidelity Management and Research Company
  BOND
FIDELITY VIP MID CAP               Fidelity Management and Research Company
FIDELITY VIP OVERSEAS              Fidelity Management and Research Company
T. ROWE PRICE BLUE CHIP GROWTH II  T. Rowe Price Associates, Inc.
T. ROWE PRICE EQUITY INCOME II     T. Rowe Price Associates, Inc.

SELECT PORTFOLIOS
                                   MULTI-MANAGED BY:
LARGE CAP GROWTH                   AIG Global Investment Corp., Goldman Sachs Asset Management, L.P.,
                                   Janus Capital Management, LLC
LARGE CAP COMPOSITE                AIG Global Investment Corp., AIG SunAmerica Asset Management Corp.,
                                   T. Rowe Price Associates, Inc.
LARGE CAP VALUE                    AIG Global Investment Corp., T. Rowe Price Associates, Inc.,
                                   Wellington Management Company, LLP
MID CAP GROWTH                     AIG Global Investment Corp., T. Rowe Price Associates, Inc.,
                                   Wellington Management Company, LLP
MID CAP VALUE                      AIG Global Investment Corp., Goldman Sachs Asset Management, L.P.,
                                   Lord, Abbett & Co., LLC
SMALL CAP                          AIG Global Investment Corp., AIG SunAmerica Asset Management Corp.,
                                   ClearBridge Advisors, LLC
INTERNATIONAL EQUITY               AIG Global Investment Corp., Goldman Sachs Asset Management Int'l.,
                                   Lord, Abbett & Co., LLC
DIVERSIFIED FIXED INCOME           AIG Global Investment Corp., AIG SunAmerica Asset Management Corp.,
                                   Wellington Management Company, LLP
STRATEGIC FIXED INCOME             AIG Global Investment Corp., Franklin Advisers, Inc.,
                                   Western Asset Management Company
CASH MANAGEMENT                    Columbia Management Advisors, LLC

FOCUSED PORTFOLIOS
FOCUS GROWTH
FOCUS GROWTH AND INCOME
FOCUS VALUE
FOCUS TECHNET

SEASONS MANAGED ALLOCATION
PORTFOLIOS
ALLOCATION GROWTH
ALLOCATION MODERATE GROWTH
ALLOCATION MODERATE
ALLOCATION BALANCED

SEASONS STRATEGIES*
GROWTH STRATEGY
MODERATE GROWTH STRATEGY
BALANCED GROWTH STRATEGY
CONSERVATIVE GROWTH STRATEGY

*Seasons Strategies are Variable
Portfolios comprised of certain
Underlying Funds of the Seasons
Series Trust. Each Seasons
Strategy is multi-managed by a
group of managers identified
above.

FOCUSED PORTFOLIOS
                                   MULTI-MANAGED BY:
FOCUS GROWTH                       AIG SunAmerica Asset Management Corp., Janus Capital Management, LLC.,
                                   Marsico Capital Management, LLC
FOCUS GROWTH AND INCOME            AIG SunAmerica Asset Management Corp., Marsico Capital Management, LLC.,
                                   Thornburg Investment Management, Inc.
FOCUS VALUE                        J.P. Morgan Investment Management, Inc., Northern Trust Investments, N.A.,
                                   Third Avenue Management LLC
FOCUS TECHNET                      AIG SunAmerica Asset Management Corp., BAMCO,
                                   RCM Capital Management, LLC

SEASONS MANAGED ALLOCATION
PORTFOLIOS
                                   MANAGED BY:
ALLOCATION GROWTH                  Ibbotson Associates Advisors, LLC
ALLOCATION MODERATE GROWTH
ALLOCATION MODERATE
ALLOCATION BALANCED

SEASONS STRATEGIES*
                                   MULTI-MANAGED BY:
                                   AIG SunAmerica Asset Management Corp., Janus Capital Management, LLC,
                                   Lord, Abbett & Co., LLC, Putnam Investment Management, Inc.,
                                   T. Rowe Price Associates, Inc., and Wellington Management Company, LLP
GROWTH STRATEGY                    (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and
                                   Multi-Managed Growth Portfolio)
MODERATE GROWTH STRATEGY           (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and
                                   Multi-Managed Moderate Growth Portfolio)
BALANCED GROWTH STRATEGY           (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and
                                   Multi-Managed Income/Equity Portfolio)
CONSERVATIVE GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and
                                   Multi-Managed Income Portfolio)
*Seasons Strategies are Variable
Portfolios comprised of certain
Underlying Funds of the Seasons
Series Trust. Each Seasons
Strategy is multi-managed by a
group of managers identified
above.



Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.



To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 28, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.



In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.



ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY....................................................    4
HIGHLIGHTS..................................................    6
FEE TABLE...................................................    8
    Maximum Owner Transaction Expenses......................    8
    Separate Account Annual Expenses........................    8
    Additional Optional Feature Fees........................    8
         Optional MarketLock Income Plus Fee................    8
         Optional MarketLock For Life Plus Fee..............    8
         Optional MarketLock Fee............................    8
         Optional Seasons Promise Fee.......................    8
    Underlying Fund Expenses................................    8
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   10
THE SEASONS ELITE VARIABLE ANNUITY..........................   11
PURCHASING A SEASONS ELITE VARIABLE ANNUITY.................   12
    Allocation of Purchase Payments.........................   13
    Accumulation Units......................................   14
    Free Look...............................................   14
    Exchange Offers.........................................   14
    Important Information for Military Servicemembers.......   14
INVESTMENT OPTIONS..........................................   15
    Variable Portfolios.....................................   15
    Investment Options......................................   17
    Premier Portfolios......................................   17
    Select Portfolios.......................................   18
    Focused Portfolios......................................   18
    Seasons Managed Allocation Portfolios...................   18
    Seasons Strategies......................................   19
    Seasons Strategy Rebalancing............................   19
    Strategic Allocation Program............................   21
    Substitution, Addition or Deletion of Variable
     Portfolios.............................................   23
    Fixed Accounts..........................................   23
    Dollar Cost Averaging Fixed Accounts....................   23
    Dollar Cost Averaging Program...........................   24
    Transfers During the Accumulation Phase.................   25
    Automatic Asset Rebalancing Program.....................   27
    Return Plus Program.....................................   28
    Voting Rights...........................................   28
ACCESS TO YOUR MONEY........................................   28
    Free Withdrawal Provision...............................   28
    Systematic Withdrawal Program...........................   30
    Nursing Home Waiver.....................................   30
    Minimum Contract Value..................................   31
    Qualified Contract Owners...............................   31
OPTIONAL LIVING BENEFITS....................................   31
    MarketLock Income Plus..................................   31
    MarketLock For Life Plus................................   41
    MarketLock..............................................   52
    Seasons Promise.........................................   58
DEATH BENEFITS..............................................   60
    Extended Legacy Program and Beneficiary Continuation
     Options................................................   61
    Death Benefit Options...................................   62
    Optional EstatePlus Benefit.............................   63
    Spousal Continuation....................................   64
EXPENSES....................................................   64
    Separate Account Expenses...............................   65
    Withdrawal Charges......................................   65
    Underlying Fund Expenses................................   65
    Contract Maintenance Fee................................   66
    Transfer Fee............................................   66
    Optional MarketLock Income Plus Fee.....................   66
    Optional MarketLock For Life Plus Fee...................   66
    Optional MarketLock Fee.................................   67
    Optional Seasons Promise Fee............................   67
    Optional Enhanced Death Benefit Fee.....................   67

    Optional EstatePlus Fee.................................   67
    Premium Tax.............................................   67
    Income Taxes............................................   68
    Reduction or Elimination of Fees, Expenses and
     Additional Amounts Credited............................   68
ANNUITY INCOME OPTIONS......................................   68
    Annuity Date............................................   68
    Annuity Income Options..................................   68
    Fixed or Variable Annuity Income Payments...............   69
    Annuity Income Payments.................................   70
    Transfers During the Income Phase.......................   70
    Deferment of Payments...................................   70
TAXES.......................................................   70
    Annuity Contracts in General............................   70
    Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   71
    Tax Treatment of Distributions--Qualified Contracts.....   71
    Required Minimum Distributions..........................   73
    Tax Treatment of Death Benefits.........................   74
    Tax Treatment of Optional Living Benefits...............   74
    Contracts Owned by a Trust or Corporation...............   74
    Gifts, Pledges and/or Assignments of a Contract.........   74
    Diversification and Investor Control....................   75
OTHER INFORMATION...........................................   75
    AIG SunAmerica Life.....................................   75
    The Distributor.........................................   75
    The Separate Account....................................   76
    The General Account.....................................   76
    Payments in Connection with Distribution of the
     Contract...............................................   76
    Administration..........................................   78
    Legal Proceedings.......................................   78
    Financial Statements....................................   78
    Registration Statements.................................   79
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   80
APPENDIX A--CONDENSED FINANCIAL INFORMATION.................  A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  B-1
APPENDIX C--OPTIONAL LIVING BENEFITS EXAMPLES...............  C-1
APPENDIX D--IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR
  TO JANUARY 1, 2007........................................  D-1
APPENDIX E--STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
  CERTAIN FEATURES AND BENEFITS.............................  E-1

GLOSSARY
--------------------------------------------------------------------------------


We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, and American Funds Growth-Income SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


FUND-OF-FUNDS - an Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Each Seasons Managed Allocation Portfolio is structured as a Fund-of-Funds, investing its assets in a combination of Select Portfolios and Focused Portfolios.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.



INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when a person has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Seasons Series Trust, SunAmerica Series Trust, Fidelity Variable Insurance Products Trust, and T. Rowe Price Equity Series, Inc.



UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - Refers to the Premier Portfolios, Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust, SunAmerica Series Trust, Fidelity Variable Insurance Products Trust and T. Rowe Price Equity Series, Inc.

HIGHLIGHTS
--------------------------------------------------------------------------------


The Seasons Elite Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of 0.25%. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been made in the contract for four complete years, withdrawal charges no longer apply to that Purchase Payment. SEE FEE TABLE, PURCHASING A SEASONS ELITE VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these benefits can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.



PLEASE SEE THE STATE APPENDIX BELOW FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND/OR STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

FEE TABLE

--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)
MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(2)...   7%


TRANSFER FEE


$25 per transfer after the first 15 transfers in any contract year.
THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3).....................  $35


SEPARATE ACCOUNT ANNUAL EXPENSES


(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



Separate Account Fee.........................  1.55%
Optional Death Benefit Fee...................  0.20%
Optional EstatePlus Fee(4)...................  0.25%
                                               -----
Total Separate Account Annual Expenses(5)....  2.00%



ADDITIONAL OPTIONAL FEATURE FEES



You may elect one of the following optional living benefits below:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)

NUMBER OF COVERED PERSONS                ANNUALIZED FEE
-------------------------                --------------
For One Covered Person.................      0.95%
For Two Covered Persons................      1.20%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(7)

MARKETLOCK FOR
LIFE PLUS OPTIONS      NUMBER OF COVERED PERSONS   ANNUALIZED FEE
-----------------      -------------------------   --------------
+6% Option             For One Covered Person        0.65%
                       For Two Covered Persons       0.90%

+7% Option             For One Covered Person        0.75%
                       For Two Covered Persons       1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(8)

                                         ANNUALIZED FEE
                                         --------------
All years in which the feature is in         0.65%
  effect...............................

OPTIONAL SEASONS PROMISE FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(9)

    CONTRACT YEAR                         ANNUALIZED FEE
    -------------                         --------------
    0-5.................................      0.65%

    6-10................................      0.45%

    11+.................................       none


UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND AND FUND-OF-FUNDS EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



                        TOTAL ANNUAL UNDERLYING FUND EXPENSES(10)                                MINIMUM             MAXIMUM
                        -----------------------------------------                                -------             -------
(expenses that are deducted from Trust assets, including management fees, 12b-1 fees, if
  applicable, and other expenses).........................................................        0.68%               1.75%

FOOTNOTES TO THE FEE TABLE:

 (1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. See PREMIUM TAX and STATE APPENDIX below.


 (2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 4 years as follows:



YEARS SINCE RECEIPT:........................................   1     2     3     4    5+
                                                              7%    6%    6%    5%    0%



 (3) The contract maintenance fee may be waived if contract value is $50,000 or more.



 (4) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.



 (5) If you do not elect any optional features, your total separate account annual expenses would be 1.55%.



 (6) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for Excess Withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for Excess Withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess Withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



 (7) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for Excess Withdrawals during the applicable period. On each contract anniversary during the first 10 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for Excess Withdrawals during the applicable period. If you elect the +7% option, on the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess Withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



 (8) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV Benefit Base equals the greater of (a) Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted for withdrawals during the applicable period. The applicable annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.



 (9) Seasons Promise is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from contract value by redeeming Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.



(10) The maximum expense is for an Underlying Fund of Seasons Series Trust, as of its fiscal year ended March 31, 2008. The minimum expense is for an Underlying Fund of Fidelity Variable Insurance Products Trust, as of its fiscal year ended December 31, 2007.

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 2.00% (including the optional enhanced death benefit and the EstatePlus feature), the optional MarketLock Income Plus feature (1.20%) and investment in an Underlying Fund with total expenses of 1.75%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,200   $2,100    $2,500     $5,000


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)


       1 YEAR           3 YEARS   5 YEARS   10 YEARS
---------------------   -------   -------   --------
        $500            $1,500    $2,500     $5,000


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55%, no election of optional features and investment in an Underlying Fund with total expenses of 0.68%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $931    $1,312    $1,220     $2,615

(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $231     $712     $1,220     $2,615


EXPLANATION OF FEE TABLE AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in these Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.



4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

THE SEASONS ELITE VARIABLE ANNUITY
--------------------------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:


     - OPTIONAL LIVING BENEFIT: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - DEATH BENEFIT: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - TAX DEFERRAL: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.



This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PURCHASING A SEASONS ELITE VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

                                      MINIMUM        MINIMUM AUTOMATIC
               MINIMUM INITIAL       SUBSEQUENT         SUBSEQUENT
               PURCHASE PAYMENT   PURCHASE PAYMENT   PURCHASE PAYMENT
               ----------------   ----------------   -----------------
Qualified          $ 4,000            $   250              $100
Non-Qualified      $10,000            $   500              $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP



A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. For more information on non-natural ownership, please see TAXES below.



MAXIMUM ISSUE AGE


We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION FOR FRAUD



The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.



JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT


We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:


     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.



FREE LOOK


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS


From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The contract offers Variable Portfolios and, if available, Fixed Accounts. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the Fixed Accounts. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and Fixed Accounts may lower the risk associated with investing only in a Variable Portfolio.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisers and/or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., which is wholly-owned subsidiary of the Company.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and non-affiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


FIDELITY VARIABLE INSURANCE PRODUCTS TRUST -- SERVICE CLASS 2


The following Variable Portfolios are part of the Fidelity Variable Insurance Products Trust: Fidelity VIP Equity Income, Fidelity VIP Contrafund(R), Fidelity VIP Mid Cap, Fidelity VIP Overseas and Fidelity VIP Investment Grade Bond. Fidelity Management and Research Company is the investment advisor for these funds.

SEASONS SERIES TRUST -- CLASS 3 SHARES

The Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies listed below are part of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of the Company, manages this Trust and engages subadvisers to provide investment advice for certain of the Underlying Funds.


Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. The Seasons Managed Allocation Portfolios are Fund-of-Funds; a professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are not Fund-of-Funds and are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read the descriptions of each alternative carefully for more details.


SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

The following Variable Portfolios are part of SunAmerica Series Trust: American Funds Global Growth SAST, American Funds Growth SAST and American Funds Growth-Income SAST. These Underlying Funds have a Master-Feeder structure. Capital Research and Management Company is the investment adviser of the Master Funds in which the Feeder Funds invest. AIG SAAMCo manages the Feeder Funds.


Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities. Because each Feeder Funds invests all its assets in a Master Fund, the Feeder Funds do not pay investment management fees to their investment adviser, AIG SAAMCo.


Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund, which include a 12b-1 fee of 0.25% of the average daily net asset value allocated to the Feeder Funds. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.


Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved AIG SAAMCo as investment adviser to the Feeder Fund, AIG SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PRODUCT FOR MORE INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE.


T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2

The following Variable Portfolios are part of the T. Rowe Price Equity Series, Inc. Trust: T. Rowe Price Blue Chip Growth II and T. Rowe Price Equity Income
II. T. Rowe Price Associates, Inc. is the investment adviser for this Trust.

YOU SHOULD READ THE TRUST PROSPECTUSES CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUSES CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS INCLUDING INVESTMENT OBJECTIVES, GOALS AND RISK FACTORS.

INVESTMENT OPTIONS


Each Variable Portfolio and its respective managers are:

PREMIER PORTFOLIOS                 MANAGED BY:

AMERICAN FUNDS GLOBAL GROWTH SAST  Capital Research and Management Company
AMERICAN FUNDS GROWTH SAST         Capital Research and Management Company
AMERICAN FUNDS GROWTH-INCOME SAST  Capital Research and Management Company
FIDELITY VIP CONTRAFUND(R)         Fidelity Management and Research Company
FIDELITY VIP EQUITY INCOME         Fidelity Management and Research Company
FIDELITY VIP INVESTMENT GRADE      Fidelity Management and Research Company
  BOND
FIDELITY VIP MID CAP               Fidelity Management and Research Company
FIDELITY VIP OVERSEAS              Fidelity Management and Research Company
T. ROWE PRICE BLUE CHIP GROWTH II  T. Rowe Price Associates, Inc.
T. ROWE PRICE EQUITY INCOME II     T. Rowe Price Associates, Inc.

SELECT PORTFOLIOS                  MULTI-MANAGED BY:

LARGE CAP GROWTH                   AIG Global Investment Corp. ("AIGGIC"), Goldman Sachs Asset
                                   Management, L.P. ("GSAM"), Janus Capital Management, LLC.
                                   ("Janus")
LARGE CAP COMPOSITE                AIGGIC, AIG SAAMCo, T. Rowe Price Associates, Inc. ("T. Rowe
                                   Price")
LARGE CAP VALUE                    AIGGIC, T. Rowe Price, Wellington Management Company, LLP
                                   ("Wellington Management")
MID CAP GROWTH                     AIGGIC, T. Rowe Price, Wellington Management
MID CAP VALUE                      AIGGIC, GSAM, Lord, Abbett & Co., LLC ("Lord Abbett")
SMALL CAP                          AIGGIC, AIG SAAMCo, ClearBridge Advisors, LLC
INTERNATIONAL EQUITY               AIGGIC, Goldman Sachs Asset Management Int'l., Lord Abbett
DIVERSIFIED FIXED INCOME           AIGGIC, AIG SAAMCo, Wellington Management
STRATEGIC FIXED INCOME             AIGGIC, Franklin Advisers, Inc., Western Asset Management
                                   Company
CASH MANAGEMENT                    Columbia Management Advisors, LLC

FOCUSED PORTFOLIOS                 MULTI-MANAGED BY:

FOCUS GROWTH                       AIG SAAMCo, Janus, Marsico Capital Management, LLC
                                   ("Marsico")
FOCUS GROWTH AND INCOME            AIG SAAMCo, Marsico, Thornburg Investment Management, Inc.
FOCUS VALUE                        J.P. Morgan Investment Management, Inc. ("JP Morgan"),
                                   Northern Trust Investments, N.A. ("Northern Trust"), Third
                                   Avenue Management LLC
FOCUS TECHNET                      AIG SAAMCo, BAMCO, RCM Capital Management, LLC

SEASONS MANAGED ALLOCATION PORTFOLIOS

MANAGED BY: Ibbotson Associates Advisors, LLC
ALLOCATION GROWTH
ALLOCATION MODERATE GROWTH
ALLOCATION MODERATE
ALLOCATION BALANCED

SEASONS STRATEGIES

MULTI-MANAGED BY: AIG SAAMCo, Janus, Lord Abbett, Putnam, T. Rowe Price, Wellington Management
GROWTH STRATEGY                    (which invests in Stock Portfolio, Asset Allocation:
                                   Diversified Growth Portfolio and Multi-Managed Growth
                                   Portfolio)

MODERATE GROWTH STRATEGY           (which invests in Stock Portfolio, Asset Allocation:
                                   Diversified Growth Portfolio and Multi-Managed Moderate
                                   Growth Portfolio)

BALANCED GROWTH STRATEGY           (which invests in Stock Portfolio, Asset Allocation:
                                   Diversified Growth Portfolio and Multi-Managed Income/Equity
                                   Portfolio)

CONSERVATIVE GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation:
                                   Diversified Growth Portfolio and Multi-Managed Income
                                   Portfolio)

PREMIER PORTFOLIOS

The Premier Portfolios reflect the investment expertise of a single investment manager and offer a broad range of investment categories.

SELECT PORTFOLIOS



The Select Portfolios each have a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Select Portfolio is multi-managed by a team of three subadvisers. One component of each Select Portfolio invests in a passively managed component that tracks a particular target index or subset of an index. The other two components are actively managed with the exception of the Diversified Fixed Income and Strategic Fixed Income Portfolios which do not have a passively managed component but three components which are all actively managed. The passively managed component of each Select Portfolio is intended to balance some of the risks associated with an actively traded portfolio. Please see the Seasons Series Trust prospectus for additional information regarding the management of the Select Portfolios.


FOCUSED PORTFOLIOS

Each multi-managed Focused Portfolio offers you at least three different managers. Each manager advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than other Variable Portfolios, and may be subject to greater market risks.


SEASONS MANAGED ALLOCATION PORTFOLIOS



Each Seasons Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.


Each Seasons Managed Allocation Portfolio is managed by Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.

This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.


Each Seasons Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios. The four Seasons Managed Allocation Portfolios' objectives and investment strategies are:


SEASONS MANAGED ALLOCATION
PORTFOLIOS                   OBJECTIVE                         INVESTMENT STRATEGY
Allocation Growth            Long-term capital appreciation    Invests primarily in equity-based portfolios.
                                                               Designed to provide higher growth potential,
                                                               while maintaining risk at a reasonable level.
Allocation Moderate Growth   Long-term capital appreciation    Focuses on equity investing to help maximize
                                                               growth potential, but also invests a portion of
                                                               its assets in the bond market for income.
Allocation Moderate          Long-term capital appreciation    Combines equity investing with increased
                             and moderate current income       exposure to fixed income investing. Designed for
                                                               investors who want growth, but who are also
                                                               seeking a moderate level of income.
Allocation Balanced          Long-term capital appreciation    Offers the greatest exposure to fixed income.
                             and income                        Designed for investors who need greater balance
                                                               of growth potential and current income.

If you invest in a Seasons Managed Allocation Portfolio, you pay the expenses of the Seasons Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Seasons Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.



SEASONS STRATEGIES



Each Seasons Strategy has a different investment objective and is a Variable Portfolio of the Separate Account that invests in three Underlying Funds. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy. The Seasons Strategies are designed utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.


The three Underlying Funds in which a Seasons Strategy can invest are detailed in the pie chart on the following page. The Underlying Funds comprising the Seasons Strategies may only be purchased by the Seasons Strategies.


The Seasons Strategies use an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy do not change for the life of the contract. Please see the Seasons Series Trust prospectus which describes in detail the Underlying Funds that comprise each Seasons Strategy.



SEASONS STRATEGY REBALANCING



Each quarter a rebalancing occurs among the Underlying Funds of the Season Strategies to realign each Seasons Strategy with its distinct percentage investment detailed below. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate the asset allocation mix for each Seasons Strategy and the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.


Before the end of each quarter (or as close to such date as is administratively practicable), your money will be allocated among the various Underlying Funds according to the percentages set forth on the next page. Additionally, within each Multi-Managed Portfolio, as identified below, your investment will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.


GROWTH STRATEGY                                                     MODERATE GROWTH STRATEGY
    GOAL: Long-term growth of capital, allocating its assets            GOAL: Growth of capital through investments in equities,
primarily to stocks. This Seasons Strategy may be best suited       with a secondary objective of conservation of principal by
for those with longer periods to invest.                            allocating more of its assets to bonds than the Growth
                                                                    Strategy. This Seasons Strategy may be best suited for those nearing retirement years but still earning income.
Target Asset Allocation:                                            Target Asset Allocation:
    Stocks 80%        Bonds 15%        Cash 5%                          Stocks 70%        Bonds 25%        Cash 5%
[GROWTH STRATEGY CHART]                                             [MODERATE GROWTH CHART]
Stock Portfolio (T Rowe Price) - 25%                                Stock Portfolio (T Rowe Price) - 20%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
Multi-Managed Growth Portfolio - 50%                                Multi-Managed Moderate Growth Portfolio - 55%
  Fixed Income component (Wellington) - 10%                           Fixed Income component (Wellington) - 19.8%
  Balanced component (Lord Abbett/AIG SAAMCo) - 10%                   Balanced component (Lord Abbett/AIG SAAMCo) - 9.9%
  Aggressive Growth component (AIG SAAMCo) - 10%                      Aggressive Growth component (AIG SAAMCo) - 9.9%
  Growth component (Janus) - 20%                                      Growth component (Janus) - 15.4%


BALANCED GROWTH STRATEGY                                            CONSERVATIVE GROWTH STRATEGY
    GOAL: Focuses on conservation of principal by investing             GOAL: Capital preservation while maintaining some
in a more balanced weighting of stocks and bonds, with a            potential for growth over the long term. This Seasons
secondary objective of seeking a high total return. This            Strategy may be best suited for those with lower investment
Seasons Strategy may be best suited for those approaching           risk tolerance.
retirement and with less tolerance for investment risk.
Target Asset Allocation:                                            Target Asset Allocation:
    Stocks 55%        Bonds 40%        Cash 5%                          Stocks 42%        Bonds 53%        Cash 5%
[BALANCED GROWTH CHART]                                             [CONSERVATIVE GROWTH CHART]
Stock Portfolio (T Rowe Price) - 20%                                Stock Portfolio (T Rowe Price) - 15%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
Multi-Managed Income/Equity Portfolio - 55%                         Multi-Managed Income Portfolio - 60%
  Fixed Income component (Wellington) - 29.7%                         Fixed Income component (Wellington) - 45%
  Balanced component (Lord Abbett/AIG SAAMCo) - 15.4%                 Balanced component (Lord Abbett/AIG SAAMCo) - 10.2%
  Growth component (Janus) - 9.9%                                     Growth component (Janus) - 4.8%

STRATEGIC ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Strategic Allocation Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Strategic Allocation Program allows you to choose from one of the four Strategic Allocations designed to assist in meeting your stated investment goals.


Each of the Strategic Allocations allocate 33% of your investment in a STRATEGIC MODEL and the remaining 67% in a SEASONS MANAGED ALLOCATION PORTFOLIO to attempt to match a stated investment time horizon and risk tolerance (the "Primary Allocation"). Each Strategic Model is comprised of a combination of Variable Portfolios (the "Secondary Allocation"). Each Seasons Managed Allocation Portfolio is a Fund-of-Funds. The 33% of your investment allocated to the Strategic Model is considered "static" because the composition of the Strategic Model will not be changed by us and is not actively managed. However, the 67% of your investment allocated to the Seasons Managed Allocation Portfolio is considered "active" because each Seasons Managed Allocation Portfolio is a Variable Portfolio that an investment adviser continuously manages in order to maintain the investment objective of the Seasons Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS MANAGED ALLOCATION PORTFOLIOS ABOVE.


ENROLLING AND INVESTING IN THE STRATEGIC ALLOCATION PROGRAM

You may enroll in the Strategic Allocation Program by selecting a Strategic Allocation on the contract application form. You and your financial representative should determine the Strategic Allocation most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Strategic Allocation by sending a written request, calling our Annuity Service Center or logging onto our website.


You may also choose to invest gradually into a Strategic Allocation through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.



You may only invest in one Strategic Allocation at a time and participation in the Strategic Allocation Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Strategic Allocation. If you attempt to split your investment in one or more Strategic Allocations, your investment may no longer be consistent with the Strategic Allocations' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Strategic Allocation, such an investment may no longer be consistent with the Strategic Allocation's intended objectives. You can transfer 100% of your investment from one Strategic Allocation to a different Strategic Allocation at any time.


WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the Variable Portfolios in the Strategic Allocation unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Strategic Allocation, your investment may no longer be consistent with the Strategic Allocation's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING


You can elect to have your investment in the Strategic Allocations rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Strategic Allocation you selected. If you make such an election to rebalance, both the Primary Allocation and the Secondary Allocation will be rebalanced to equal the 67%/33% split discussed above. The target allocations of the Underlying Funds of each Seasons Managed Allocation Portfolio are not rebalanced as part of the Strategic Allocation Program. PLEASE SEE SEASONS MANAGED ALLOCATION PORTFOLIOS ABOVE. Over time, the Strategic Allocation may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Strategic Allocation rebalanced at least annually, then your investment may no longer be consistent with the Strategic Allocation's intended objectives. In addition, your investment needs may change.

If you elect certain optional living benefits, you will automatically be enrolled in the Automatic Asset Rebalancing Program and your contract will be rebalanced in accordance with the investment requirements of the living benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


IMPORTANT INFORMATION ABOUT THE STRATEGIC ALLOCATION PROGRAM

The Strategic Allocation Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Strategic Allocation should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Strategic Allocation as your investment needs change.

The Strategic Allocation Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Strategic Allocations may have been built. Also, allocation to a single asset class may outperform a Strategic Allocation, so that you could have better investment returns investing in a single asset class than in a Strategic Allocation. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Strategic Allocation will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Strategic Allocations represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Strategic Allocations meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Strategic Allocations can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE STRATEGIC ALLOCATION PROGRAM AT ANY TIME.

STRATEGIC ALLOCATIONS

------------------------------------------------------------------------------------------------------------------
                                                                                     STRATEGIC
                                                   STRATEGIC        STRATEGIC        ALLOCATION       STRATEGIC
                                                   ALLOCATION       ALLOCATION        MODERATE        ALLOCATION
              VARIABLE PORTFOLIOS                   BALANCED         MODERATE          GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------
 Allocation Balanced                                   67.00%            0.00%            0.00%            0.00%
------------------------------------------------------------------------------------------------------------------
 Allocation Growth                                      0.00%            0.00%            0.00%           67.00%
------------------------------------------------------------------------------------------------------------------
 Allocation Moderate                                    0.00%           67.00%            0.00%            0.00%
------------------------------------------------------------------------------------------------------------------
 Allocation Moderate Growth                             0.00%            0.00%           67.00%            0.00%
------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth SAST                      1.98%            2.64%            3.30%            4.29%
------------------------------------------------------------------------------------------------------------------
 American Funds Growth SAST                             0.66%            0.99%            1.32%            1.98%
------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income SAST                      1.32%            1.65%            1.98%            2.64%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R)                             0.99%            1.32%            1.98%            2.64%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity Income                             2.64%            3.30%            3.96%            3.96%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond                    15.51%           10.56%            5.28%            0.66%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Mid Cap                                   5.28%            5.61%            5.94%            6.60%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas                                  1.98%            2.97%            4.29%            4.95%
------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Blue Chip Growth II                      0.00%            0.66%            0.99%            1.32%
------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income II                         2.64%            3.30%            3.96%            3.96%
------------------------------------------------------------------------------------------------------------------
 TOTAL                                                100.00%          100.00%          100.00%          100.00%
------------------------------------------------------------------------------------------------------------------

The Strategic Allocations and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Strategic Allocation are reallocated annually on or about May 1 for new contracts. Once you invest in a Strategic Model, the percentages of your contract value allocated to each Variable Portfolio within the Strategic Model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Strategic Allocation in line with your investment goals.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

  ----------------------------------------------------------------------------
  MONTH             ACCUMULATION UNIT                  UNITS PURCHASED
  ----------------------------------------------------------------------------
     1                    $ 7.50                             100
     2                    $ 5.00                             150
     3                    $10.00                              75
     4                    $ 7.50                             100
     5                    $ 5.00                             150
     6                    $ 7.50                             100
  ----------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).


U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short- Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS BELOW. If you make an internet transfer on our website and you have not elected certain optional living benefits, the Automatic Asset Rebalancing program will be terminated.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


RETURN PLUS PROGRAM


The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you surrender your contract, we also deduct premium taxes and a contract maintenance fee, if applicable. PLEASE SEE EXPENSES BELOW.



If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



FREE WITHDRAWAL PROVISION


Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount, will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.


When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge, before those Purchase Payments that are still subject to the withdrawal charge.


During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result if you surrender your contract in the future, and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:


A-(B X C) = D, where:


     A=Your contract value at the time of your request for withdrawal ($90,000)

     B=The amount of your Purchase Payments still subject to withdrawal charge
       ($100,000)


     C=The withdrawal charge percentage applicable to the age of each Purchase
       Payment (assuming 5% is the applicable percentage) [B X C = $5,000]


     D=Your contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS


Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.

OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.


MARKETLOCK INCOME PLUS


WHAT IS MARKETLOCK INCOME PLUS?


MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.


This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.


Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


PLEASE NOTE THAT THIS FEATURE MAY NOT BE AVAILABLE IN YOUR STATE OR THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY AND ANY OTHER ADDITIONAL RESTRICTIONS.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK INCOME PLUS?

You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:


---------------------------------------------------------------------------
                                                     Covered Person
                                              -----------------------------
                                               Minimum Age   Maximum Age(1)
---------------------------------------------------------------------------
                  One Owner                         45             80
---------------------------------------------------------------------------
                Joint Owners
    (based on the age of the older Owner)           45             80
---------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:


--------------------------------------------------------------------------------------------------------
                                                    Covered Person #1            Covered Person #2
                                              ----------------------------------------------------------
                                               Minimum Age   Maximum Age(1)  Minimum Age  Maximum Age(1)
--------------------------------------------------------------------------------------------------------
               NON-QUALIFIED:
                Joint Owners                        45             80            45             85
--------------------------------------------------------------------------------------------------------
               NON-QUALIFIED:
               One Owner with
             Spousal Beneficiary                    45             80            45           N/A(2)
--------------------------------------------------------------------------------------------------------
                 QUALIFIED:
               One Owner with
             Spousal Beneficiary                    45             80            45           N/A(2)
--------------------------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.


(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


HOW DOES MARKETLOCK INCOME PLUS WORK?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. WE WILL PROVIDE YOU WITH AN EXTENSION ELECTION FORM PRIOR TO THE END OF EACH EVALUATION PERIOD YOU ELECT TO EXTEND. IF YOU ELECT TO EXTEND THE FEATURE, YOU MUST COMPLETE THE ELECTION FORM AND RETURN IT TO US OR ADVISE US AS TO YOUR INTENT TO EXTEND IN A METHOD ACCEPTABLE TO US. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?


Yes, there is an additional guarantee if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.


WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


--------------------------------------------------------------------------------
AGE OF THE COVERED PERSON AT                        MAXIMUM ANNUAL
TIME OF FIRST WITHDRAWAL                            WITHDRAWAL PERCENTAGE
--------------------------------------------------------------------------------
 Prior to 62nd birthday                             4% of Income Base
--------------------------------------------------------------------------------
 On or after 62nd birthday                          5% of Income Base
--------------------------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


--------------------------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING      MAXIMUM ANNUAL
COVERED PERSON AT TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
--------------------------------------------------------------------------------
 Prior to 62nd birthday                             4% of Income Base
--------------------------------------------------------------------------------
 On or after 62nd birthday                          5% of Income Base
--------------------------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK INCOME PLUS?


Yes, as long as you have not elected to cancel the feature, we require that you allocate 100% of your investments to one of the following:


     - Cash Management Variable Portfolio

     - Managed Allocation Balanced Variable Portfolio

     - Managed Allocation Moderate Variable Portfolio

     - Managed Allocation Moderate Growth Variable Portfolio

     - Strategic Allocation Balanced

     - Strategic Allocation Moderate

     - Strategic Allocation Moderate Growth


     - 6-month or 12-month DCA Fixed Accounts, if available


If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.


The Strategic Allocations are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Allocation Programs are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Allocations, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.


Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.


Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.


Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX BELOW.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" BELOW.

HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.

The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT IS THE FEE FOR MARKETLOCK INCOME PLUS?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the fee table, will not increase by more than 0.25% at time of First Extension.


CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?


Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").



After election of the First Extension and Second Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WHAT HAPPENS TO MARKETLOCK INCOME PLUS UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.


The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.



If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?"ABOVE. In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK INCOME PLUS UPON THE DEATH OF THE SECOND SPOUSE?


No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.


WHAT HAPPENS TO MARKETLOCK INCOME PLUS UPON THE LATEST ANNUITY DATE?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, AS DESCRIBED IN ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS FEATURE?



MarketLock Income Plus may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the MarketLock Income Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.


ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK INCOME PLUS WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS FEATURE?"


MARKETLOCK FOR LIFE PLUS

WHAT IS MARKETLOCK FOR LIFE PLUS?


MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, or certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.


Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE PLUS?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.


IF YOU ELECT ONE COVERED PERSON:


---------------------------------------------------------------------------
                                                     Covered Person
                                              -----------------------------
                                               Minimum Age   Maximum Age(1)
---------------------------------------------------------------------------
                  One Owner                         45             80
---------------------------------------------------------------------------
                Joint Owners
    (based on the age of the older Owner)           45             80
---------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:


--------------------------------------------------------------------------------------------------------
                                                    Covered Person #1            Covered Person #2
                                              ----------------------------------------------------------
                                               Minimum Age   Maximum Age(1)  Minimum Age  Maximum Age(1)
--------------------------------------------------------------------------------------------------------
               NON-QUALIFIED:
                Joint Owners                        45             80            45             85
--------------------------------------------------------------------------------------------------------
               NON-QUALIFIED:
               One Owner with
             Spousal Beneficiary                    45             80            45           N/A(2)
--------------------------------------------------------------------------------------------------------
                 QUALIFIED:
               One Owner with
             Spousal Beneficiary                    45             80            45           N/A(2)
--------------------------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE PLUS WORK?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both the +6% option and the +7% option annually lock-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date. The +7% option offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date. MarketLock For Life Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock For Life Plus.


MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit will only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

The two options available under MarketLock For Life Plus are summarized as follows:

---------------------------------------------------------------------------------------------------------------------
MARKETLOCK FOR LIFE PLUS         BASIS FOR GUARANTEED                                   AMOUNT OF
OPTIONS                          WITHDRAWALS                                            INCOME CREDIT
---------------------------------------------------------------------------------------------------------------------
 +6% Option                      Greater of:                                            6% of Income Credit Base
                                 (1) highest Anniversary Value; or
                                 (2) Income Base plus the Income Credit
---------------------------------------------------------------------------------------------------------------------
 +7% Option                      Greatest of:                                           7% of Income Credit Base
                                 (1) highest Anniversary Value;
                                 (2) Income Base plus the Income Credit; or
                                 (3) if no withdrawals are taken in the first 10
                                 contract years following the Effective Date, 200% of
                                 the Purchase Payments made in the first contract
                                 year.
---------------------------------------------------------------------------------------------------------------------

For an explanation of defined terms used in the table above, PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


--------------------------------------------------------------------------------
AGE OF THE COVERED PERSON AT                        MAXIMUM ANNUAL
TIME OF FIRST WITHDRAWAL                            WITHDRAWAL PERCENTAGE
--------------------------------------------------------------------------------
 At least age 45 but prior to 60th birthday         4% of Income Base
--------------------------------------------------------------------------------
 At least age 60 but prior to 76th birthday         5% of Income Base
--------------------------------------------------------------------------------
 On or after 76th birthday                          6% of Income Base
--------------------------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


--------------------------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING      MAXIMUM ANNUAL
COVERED PERSON AT TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
--------------------------------------------------------------------------------
 At least age 45 but prior to 60th birthday         4% of Income Base
--------------------------------------------------------------------------------
 At least age 60 but prior to 76th birthday         5% of Income Base
--------------------------------------------------------------------------------
 On or after 76th birthday                          6% of Income Base
--------------------------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in a benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

If you purchased your contract prior to July 30, 2007, please refer to the Statement of Additional Information for the Maximum Annual Withdrawal Percentage applicable to your contract.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE PLUS?


As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below. The +6% option and the +7% option are subject to different investment requirements as outlined below.


+6% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +6% option by allocating your investments in accordance with the requirements outlined in either (1) or
(2).


     (1) Allocate 100% of your investments to one of the following:



        - Cash Management Variable Portfolio



        - Managed Allocation Balanced Variable Portfolio



        - Managed Allocation Moderate Variable Portfolio



        - Managed Allocation Moderate Growth Variable Portfolio


        - Strategic Allocation Moderate Growth

        - Strategic Allocation Moderate

        - Strategic Allocation Balanced


        - 6-month or 12-month DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:

----------------------------------------------------------------------------------
                                                      VARIABLE PORTFOLIOS
INVESTMENT GROUP     INVESTMENT REQUIREMENT          AND/OR FIXED ACCOUNTS
----------------------------------------------------------------------------------
 A. Non Restricted   Minimum 0%              PREMIER PORTFOLIOS
                     Maximum 100%              Fidelity VIP Investment Grade Bond
                                             SEASONS STRATEGIES
                                               Growth Strategy
                                               Moderate Growth Strategy
                                               Balanced Growth Strategy
                                               Conservative Growth Strategy
                                             SELECT PORTFOLIOS
                                               Diversified Fixed Income Portfolio
                                               Strategic Fixed Income Portfolio
                                               Cash Management Portfolio
                                             MANAGED ALLOCATION PORTFOLIOS
                                               Allocation Moderate Growth
                                             Portfolio
                                               Allocation Moderate Portfolio
                                               Allocation Balanced Portfolio
                                             FIXED ACCOUNTS
                                               1-Year Fixed
                                               DCA 6-Month
                                               DCA 12-Month
----------------------------------------------------------------------------------
 B. Equity Maximum   Minimum 0%              PREMIER PORTFOLIOS
                     Maximum 15%               American Funds Growth SAST
                                               American Funds Global Growth SAST
                                               American Funds Growth-Income SAST
                                               Fidelity VIP Overseas
                                               Fidelity VIP Contrafund(R)
                                               Fidelity VIP Mid Cap
                                               Fidelity VIP Equity Income
                                               T. Rowe Price Blue Chip Growth II
                                               T. Rowe Price Equity Income II
                                             SELECT PORTFOLIOS
                                               Large Cap Growth Portfolio
                                               Large Cap Composite Portfolio
                                               Large Cap Value Portfolio
                                               Mid Cap Growth Portfolio
                                               Mid Cap Value Portfolio
                                               Small Cap Portfolio
                                               International Equity Portfolio
                                             FOCUSED PORTFOLIOS
                                               Focus Growth Portfolio
                                               Focus Growth and Income Portfolio
                                               Focus Value Portfolio
                                               Focus TechNet Portfolio
----------------------------------------------------------------------------------
 C. Fully            No Investment Allowed   MANAGED ALLOCATION PORTFOLIOS
    Restricted
                                               Allocation Growth Portfolio
----------------------------------------------------------------------------------

+7% OPTION - INVESTMENT REQUIREMENTS


You may comply with investment requirements for the +7% option by allocating 100% of your investments to one of the following:



     - Cash Management Variable Portfolio



     - Managed Allocation Balanced Variable Portfolio



     - Managed Allocation Moderate Variable Portfolio



     - Managed Allocation Moderate Growth Variable Portfolio



     - Strategic Allocation Balanced



     - Strategic Allocation Moderate

     - Strategic Allocation Moderate Growth



     - 6-month or 12-month DCA Fixed Accounts, if available



The Strategic Allocations are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Allocation Programs are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Allocations, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.


Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.


Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.


We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" BELOW. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.


Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.


     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

        (a) is the current Income Base; and

        (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

        (a) the Income Base calculated based on the maximum Anniversary Value;
            and


        (b) the current Income Base plus the Income Credit.


     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

     If the +7% option is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary the Income Base is calculated as the greatest of (a), (b) or (c), where:

        (a) is the Income Base calculated based on the maximum Anniversary
            Value;

        (b) is the Income Credit plus the current Income Base; and

        (c) is 200% of the Purchase Payments made in the first contract year.


The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.



The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower

Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE PLUS?

The fee for MarketLock For Life Plus depends on whether you elect the +6% option or +7% option and whether you elect to cover one life or two lives.

-------------------------------------------------------------------------------------
MARKETLOCK FOR LIFE PLUS OPTION  NUMBER OF COVERED PERSONS       ANNUALIZED FEE
-------------------------------------------------------------------------------------
         +6% Option               For One Covered Person      0.65% of Income Base
                                 ----------------------------------------------------
                                  For Two Covered Persons     0.90% of Income Base
-------------------------------------------------------------------------------------
         +7% Option               For One Covered Person      0.75% of Income Base
                                 ----------------------------------------------------
                                  For Two Covered Persons     1.00% of Income Base
-------------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect the +7% option and you take a withdrawal in the first 10 contract years following the Effective Date, your Income Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year; however, the fee remains the same.



An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.


If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT THE +7% OPTION AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR INCOME BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.


     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (AS DESCRIBED ABOVE UNDER "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

     If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?


If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefits will remain under this feature, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.



If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:



     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     2. Any payment option mutually agreeable between you and us.



If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?


There is an option for extension of the Income Base Evaluation Period as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years.



Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.


If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

CAN I EXTEND THE INCOME CREDIT PERIOD BEYOND 10 YEARS?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE PLUS UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. If the +7% option was elected, the Continuing Spouse is eligible to receive the additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the previous period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE PLUS UPON THE DEATH OF THE SECOND SPOUSE?


No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. PLEASE SEE DEATH BENEFITS BELOW.


WHAT HAPPENS TO MARKETLOCK FOR LIFE PLUS UPON THE LATEST ANNUITY DATE?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, AS DESCRIBED IN ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


CAN I ELECT TO CANCEL THE MARKETLOCK FOR LIFE PLUS FEATURE?



MarketLock For Life Plus may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once you elect to cancel the MarketLock For Life Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.


ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE PLUS WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or


     5. Death of the Covered Person, if only one; or, if two Covered Persons are elected, death of the surviving Covered Persons; or


     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original Annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK FOR LIFE PLUS FEATURE?"


MARKETLOCK

WHAT IS MARKETLOCK?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

Please note that this feature and its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.


Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

HOW AND WHEN CAN I ELECT MARKETLOCK?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

HOW DOES MARKETLOCK WORK?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.


The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. PLEASE SEE THE MARKETLOCK SUMMARY TABLE BELOW.


The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. PLEASE SEE "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" BELOW.

MARKETLOCK SUMMARY TABLE:


------------------------------------------------------------------------------------------
                             MAXIMUM ANNUAL       INITIAL MINIMUM        MAXIMUM ANNUAL
                               WITHDRAWAL            WITHDRAWAL            WITHDRAWAL
                          PERCENTAGE* PRIOR TO    PERIOD PRIOR TO        PERCENTAGE IF
DATE OF FIRST WITHDRAWAL     ANY EXTENSION         ANY EXTENSION      EXTENSION IS ELECTED
------------------------------------------------------------------------------------------
 Before 5th Benefit Year           5%                 20 years                 5%
   anniversary
------------------------------------------------------------------------------------------
 On or after 5th Benefit           7%              14.28 years**               7%
   Year anniversary
------------------------------------------------------------------------------------------
 On or after 10th                 10%                 10 years                 7%
   Benefit Year
   anniversary
------------------------------------------------------------------------------------------
 On or after 20th                 10%                 10 years                10%
   Benefit Year
   anniversary
------------------------------------------------------------------------------------------
 On or after the older             5%            Life of the older             5%
   contract owner's 65th                           contract owner
   birthday***
------------------------------------------------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


     If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the

     RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" BELOW.



FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?


In order to determine the Benefit's value, we calculate each of the components as described below.



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.


SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.


FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?


Yes. As long as you have not elected to cancel the feature and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF

THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?"



Prior to the end of the initial MAV Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of the initial MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. Additional MAV Evaluation Periods may be offered at our sole discretion.



The fee for the feature may change at the time of extension and may be different than when you initially elected the feature.


If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

WHAT IS THE FEE FOR MARKETLOCK?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the

Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

        If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

        (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

        (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.


-------------------------------------------------------------------------------------------------------------
    THE AMOUNT WITHDRAWN IN A BENEFIT YEAR                   EFFECT ON MINIMUM WITHDRAWAL PERIOD
-------------------------------------------------------------------------------------------------------------
  Amounts up to the Maximum Annual Withdrawal    New Minimum Withdrawal Period = the MAV Benefit Base (which
  Amount                                         includes a deduction for any previous withdrawal), divided by the current Maximum Annual Withdrawal Amount
-------------------------------------------------------------------------------------------------------------
  Amounts in excess of the Maximum Annual        New Minimum Withdrawal Period = the Minimum Withdrawal
  Withdrawal Amount                              Period as of the prior contract anniversary minus one year
-------------------------------------------------------------------------------------------------------------



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.


WHAT HAPPENS IF MY CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

WHAT HAPPENS TO MARKETLOCK UPON A SPOUSAL CONTINUATION?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.


If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. PLEASE SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


CAN MY NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING WITHDRAWALS UNDER MARKETLOCK UPON MY DEATH?


Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. PLEASE SEE DEATH BENEFITS BELOW.


WHAT HAPPENS TO MARKETLOCK UPON THE LATEST ANNUITY DATE?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above annuity income options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing annuity income payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.



CAN I ELECT TO CANCEL THE MARKETLOCK FEATURE?



MarketLock may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once you elect to cancel the MarketLock feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not re-elect or reinstate MarketLock after cancellation.


ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or


     4. A death benefit is paid.


Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


MarketLock For Two and Seasons Income Rewards are no longer offered for election in new contracts. If you elected MarketLock For Two or Seasons Income Rewards, please see the Statement of Additional Information for details regarding these benefits.


SEASONS PROMISE

WHAT IS SEASONS PROMISE?


Seasons Promise is an optional guaranteed minimum accumulation benefit. Seasons Promise offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below as of the Benefit Date.


HOW AND WHEN CAN I ELECT SEASONS PROMISE?


You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Seasons Promise is not available if you elect any other optional living benefit.

Seasons Promise may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

CAN SEASONS PROMISE BE CANCELLED?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end Benefit Date.

HOW IS THE BENEFIT CALCULATED FOR SEASONS PROMISE?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

WHAT IS THE FEE FOR SEASONS PROMISE?


The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.


---------------------------------------------------------
       CONTRACT YEAR               ANNUALIZED FEE*
---------------------------------------------------------
            0-5                         0.65%
---------------------------------------------------------
            6-10                        0.45%
---------------------------------------------------------
            11+                          none
---------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date.

WHAT HAPPENS TO SEASONS PROMISE UPON A SPOUSAL CONTINUATION?


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation. PLEASE SEE SPOUSAL CONTINUATION BELOW.


IMPORTANT INFORMATION ABOUT SEASONS PROMISE


Seasons Promise only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Seasons Promise would not protect those Purchase Payments.


Since Seasons Promise may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Seasons Promise throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.



We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE SEASONS PROMISE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


DEATH BENEFITS

--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order, at the Annuity Service Center (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.



A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for

IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS


The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).


Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS



This contract provides a Standard Death Benefit which is automatically included in your contract for no additional fee and optional enhanced death benefits, which you may elect for an additional fee.



STANDARD DEATH BENEFIT


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.


If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:


     1. Contract value; or

     2. The lesser of:

        a. Net Purchase Payments; or

        b. 125% of Contract Value.


OPTIONAL ENHANCED DEATH BENEFIT


For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.20% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION


The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION


The death benefit is the greatest of:


     1. Contract value; or



     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above. You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

      -----------------------------------------------------------------------------------------------
           CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
             OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
      -----------------------------------------------------------------------------------------------
            Years 0 - 4                25% of Earnings              40% of Net Purchase Payments
      -----------------------------------------------------------------------------------------------
            Years 5 - 9                40% of Earnings              65% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------
             Years 10+                 50% of Earnings              75% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

      -----------------------------------------------------------------------------------------------
           CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
             OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
      -----------------------------------------------------------------------------------------------
        All Contract Years             25% of Earnings              40% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

WHAT IS THE CONTRACT YEAR OF DEATH?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

WHAT IS THE ESTATEPLUS PERCENTAGE?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

WHAT IS THE MAXIMUM ESTATEPLUS BENEFIT?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

EXPENSES
--------------------------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS for state-specific expenses.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the Contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES


The annualized Separate Account expense is 1.55% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

----------------------------------------------------------------------------------------------
          YEAR                 1             2             3             4             5+
----------------------------------------------------------------------------------------------
   Withdrawal Charge           7%            6%            6%            5%            0%
----------------------------------------------------------------------------------------------


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.


UNDERLYING FUND EXPENSES



     INVESTMENT MANAGEMENT FEES


The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.


     12b-1 FEES



Underlying Fund shares are subject to a fee of 0.25% imposed under a servicing plan adopted by Seasons Series Trust, SunAmerica Series Trust and T. Rowe Price Equity Series, Inc. pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Seasons Managed Allocation Portfolios do not directly impose a 12b-1 fee, but do invest in certain Select and Focused Portfolios, and thus, indirectly bear the expenses of those Underlying Funds including the 12b-1 fees.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, REFER TO THE TRUST PROSPECTUSES.



CONTRACT MAINTENANCE FEE


During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


TRANSFER FEE



We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.


OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:

----------------------------------------------------------------------
ALL YEARS IN WHICH THE FEATURE IS IN EFFECT       ANNUALIZED FEE
----------------------------------------------------------------------
 For One Covered Person                        0.95% of Income Base
----------------------------------------------------------------------
 For Two Covered Persons                       1.20% of Income Base
----------------------------------------------------------------------

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE


The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives and whether you elect +6% Option or +7% Option. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.


The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

-------------------------------------------------------------------------------------
MARKETLOCK FOR LIFE PLUS OPTION  NUMBER OF COVERED PERSONS       ANNUALIZED FEE
-------------------------------------------------------------------------------------
 +6% Option                       For One Covered Person      0.65% of Income Base
                                 ----------------------------------------------------
                                  For Two Covered Persons     0.90% of Income Base
-------------------------------------------------------------------------------------
 +7% Option                       For One Covered Person      0.75% of Income Base
                                 ----------------------------------------------------
                                  For Two Covered Persons     1.00% of Income Base
-------------------------------------------------------------------------------------


OPTIONAL MARKETLOCK FEE


The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


-------------------------------------------------------------------------------
                                                     ANNUALIZED FEE
-------------------------------------------------------------------------------
  All years in which the feature is in
                 effect                         0.65% of MAV Benefit Base
-------------------------------------------------------------------------------



OPTIONAL SEASONS PROMISE FEE


The annualized Seasons Promise fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

---------------------------------------------------------
       CONTRACT YEAR                ANNUALIZED FEE
---------------------------------------------------------
            0-5                         0.65%
---------------------------------------------------------
            6-10                        0.45%
---------------------------------------------------------
            11+                          none
---------------------------------------------------------


OPTIONAL ENHANCED DEATH BENEFIT FEE


The annualized fee for the optional death benefit is 0.20% of the average daily ending net asset value allocated to the Variable Portfolio(s).


OPTIONAL ESTATEPLUS FEE


The annualized fee for the optional EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX



Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR

VARIATIONS OF CERTAIN FEATURES AND BENEFITS BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.



INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------


ANNUITY DATE



During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your Annuity Date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.


Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date.



If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.



ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive your notification no annuity income option based on the life of the Annuitant may be elected.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.



ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.


If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:



     - for life income options, your age when annuity income payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of variable annuity income payments, if elected, is based on an assumed investment rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



TRANSFERS DURING THE INCOME PHASE


During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS



We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.



TAXES

--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfer among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.


TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.


Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS


Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The Non-Natural Owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-

Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

OTHER INFORMATION
--------------------------------------------------------------------------------


AIG SUNAMERICA LIFE


The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR



AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT


The Company established the Separate Account, Variable Annuity Account Five, under Arizona law on July 8, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.


THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See AIG SUPPORT AGREEMENT below and the Statement of Additional Information for more information regarding this arrangement.


PLEASE SEE APPENDIX D FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.



PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT



PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and the Distributor. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representative's compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee.

Asset-based payments primarily create incentives to service and maintain previously sold contacts. Sales-based payments primarily create incentives to make new sales of contracts. These payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such revenue sharing arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.


PAYMENTS WE RECEIVE



We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.



RULE 12b-1. We receive 12b-1 fees of up to 0.25% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Seasons Managed Allocation Portfolios. The Seasons Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.



ADMINISTRATION


We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


FINANCIAL STATEMENTS



AIG SUPPORT AGREEMENT


AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents will be mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 445-SUN2.


REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

TABLE OF CONTENTS OF

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.



Separate Account............................................    3

General Account.............................................    4

Support Agreement Between the Company and AIG...............    4

Master-Feeder Structure.....................................    5

Performance Data............................................    6

Annuity Income Payments.....................................    9

Annuity Unit Values.........................................    9

Death Benefit Options for Contracts Issued Before May 1,
  2007......................................................   12

Death Benefits Following Spousal Continuation for Contracts
  Issued Before May 1, 2007.................................   13

MarketLock For Two Optional Living Benefit Provisions.......   15

Seasons Income Rewards Optional Living Benefit Provisions...   22

Maximum Annual Withdrawal Percentage for Age of Covered
  Person Applicable to the Optional MarketLock For Life Plus
  feature for Contracts Issued Before July 30, 2007.........   30

Taxes.......................................................   31

Broker-Dealer Firms Receiving Revenue Sharing Payments......   41

Distribution of Contracts...................................   42

Financial Statements........................................   42

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


PREMIER PORTFOLIOS



                                                                                   FISCAL
                                                                INCEPTION           YEAR
                                                                    TO             ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES               4/30/07          4/30/08
---------------------------------------------------------------------------------------------
American Funds Global Growth SAST (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
American Funds Growth-Income SAST (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS TRUST -- SERVICE CLASS 2 SHARES
---------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
Fidelity VIP Equity Income (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------


     (a) Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
         AU - Accumulation Units

     The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL
                                                                INCEPTION           YEAR
                                                                    TO             ENDED
                                                                 4/30/07          4/30/08
---------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
Fidelity VIP Overseas (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES
---------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth II (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------
T. Rowe Price Equity Income II (Inception Date: 05/01/08)
  Beginning AUV.............................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending AUV................................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
  Ending Number of AUs......................................  (a)        N/A   (a)        N/A
                                                              (b)        N/A   (b)        N/A
---------------------------------------------------------------------------------------------


     (a) Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
         AU - Accumulation Units

     The Separate Account has a fiscal year end of April 30.

SELECT PORTFOLIOS



                                                                                   FISCAL
                                                                INCEPTION           YEAR
                                                                    TO             ENDED
           SEASONS SERIES TRUST -- CLASS 3 SHARES                4/30/07          4/30/08
---------------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $  9.360   (a)   $ 10.276
                                                              (b)   $  9.248   (b)   $ 10.087
  Ending AUV................................................  (a)   $ 10.276   (a)   $ 10.887
                                                              (b)   $ 10.087   (b)   $ 10.618
  Ending Number of AUs......................................  (a)    144,289   (a)    337,651
                                                              (b)         32   (b)      5,215
---------------------------------------------------------------------------------------------
Large-Cap Composite (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 10.413   (a)   $ 11.541
                                                              (b)   $ 10.286   (b)   $ 11.336
  Ending AUV................................................  (a)   $ 11.541   (a)   $ 10.895
                                                              (b)   $ 11.336   (b)   $ 10.649
  Ending Number of AUs......................................  (a)     19,663   (a)     54,551
                                                              (b)         29   (b)      3,311
---------------------------------------------------------------------------------------------
Large-Cap Value (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 14.408   (a)   $ 16.145
                                                              (b)   $ 14.163   (b)   $ 15.800
  Ending AUV................................................  (a)   $ 16.145   (a)   $ 14.918
                                                              (b)   $ 15.800   (b)   $ 14.519
  Ending Number of AUs......................................  (a)    110,016   (a)    228,499
                                                              (b)         21   (b)      6,362
---------------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 17.048   (a)   $ 19.573
                                                              (b)   $ 16.789   (b)   $ 19.200
  Ending AUV................................................  (a)   $ 19.573   (a)   $ 19.456
                                                              (b)   $ 19.200   (b)   $ 18.992
  Ending Number of AUs......................................  (a)     41,417   (a)    108,241
                                                              (b)         18   (b)      2,312
---------------------------------------------------------------------------------------------
Mid-Cap Value (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 22.065   (a)   $ 25.800
                                                              (b)   $ 21.654   (b)   $ 25.173
  Ending AUV................................................  (a)   $ 25.800   (a)   $ 22.458
                                                              (b)   $ 25.173   (b)   $ 21.800
  Ending Number of AUs......................................  (a)     44,447   (a)     91,894
                                                              (b)         18   (b)      2,297
---------------------------------------------------------------------------------------------
Small-Cap (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 12.167   (a)   $ 13.749
                                                              (b)   $ 11.952   (b)   $ 13.448
  Ending AUV................................................  (a)   $ 13.749   (a)   $ 11.437
                                                              (b)   $ 13.448   (b)   $ 11.118
  Ending Number of AUs......................................  (a)    107,238   (a)    206,550
                                                              (b)         25   (b)      8,352
---------------------------------------------------------------------------------------------


     (a) Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
         AU - Accumulation Units

     The Separate Account has a fiscal year end of April 30.

                                                                                   FISCAL
                                                                INCEPTION           YEAR
                                                                    TO             ENDED
                                                                 4/30/07          4/30/08
---------------------------------------------------------------------------------------------
International Equity (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 10.949   (a)   $ 12.877
                                                              (b)   $ 10.881   (b)   $ 12.722
  Ending AUV................................................  (a)   $ 12.877   (a)   $ 12.428
                                                              (b)   $ 12.722   (b)   $ 12.222
  Ending Number of AUs......................................  (a)    167,097   (a)    429,689
                                                              (b)         28   (b)      8,214
---------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 11.741   (a)   $ 11.963
                                                              (b)   $ 11.533   (b)   $ 11.680
  Ending AUV................................................  (a)   $ 11.963   (a)   $ 12.463
                                                              (b)   $ 11.680   (b)   $ 12.104
  Ending Number of AUs......................................  (a)     41,357   (a)    167,048
                                                              (b)         26   (b)      4,336
---------------------------------------------------------------------------------------------
Strategic Fixed Income (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 10.458   (a)   $ 10.944
                                                              (b)   $ 10.359   (b)   $ 10.797
  Ending AUV................................................  (a)   $ 10.944   (a)   $ 10.865
                                                              (b)   $ 10.797   (b)   $ 10.666
  Ending Number of AUs......................................  (a)    109,096   (a)    209,394
                                                              (b)         29   (b)      3,905
---------------------------------------------------------------------------------------------
Cash Management (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 10.776   (a)   $ 10.963
                                                              (b)   $ 10.634   (b)   $ 10.751
  Ending AUV................................................  (a)   $ 10.963   (a)   $ 11.121
                                                              (b)   $ 10.751   (b)   $ 10.841
  Ending Number of AUs......................................  (a)      9,280   (a)     68,136
                                                              (b)        127   (b)        534
---------------------------------------------------------------------------------------------


     (a) Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
         AU - Accumulation Units

     The Separate Account has a fiscal year end of April 30.

FOCUSED PORTFOLIOS



                                                                                   FISCAL
                                                                INCEPTION           YEAR
                                                                    TO             ENDED
           SEASONS SERIES TRUST -- CLASS 3 SHARES                4/30/07          4/30/08
---------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $  7.396   (a)   $  8.312
                                                              (b)   $  7.264   (b)   $  8.104
  Ending AUV................................................  (a)   $  8.312   (a)   $  8.734
                                                              (b)   $  8.104   (b)   $  8.470
  Ending Number of AUs......................................  (a)     40,578   (a)    141,577
                                                              (b)         41   (b)     12,220
---------------------------------------------------------------------------------------------
Focus Growth & Income (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 10.640   (a)   $ 11.769
                                                              (b)   $ 10.428   (b)   $ 11.478
  Ending AUV................................................  (a)   $ 11.769   (a)   $ 10.754
                                                              (b)   $ 11.478   (b)   $ 10.442
  Ending Number of AUs......................................  (a)     26,834   (a)     98,092
                                                              (b)         29   (b)      3,900
---------------------------------------------------------------------------------------------
Focus Value (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 16.901   (a)   $ 19.272
                                                              (b)   $ 16.603   (b)   $ 18.818
  Ending AUV................................................  (a)   $ 19.272   (a)   $ 17.689
                                                              (b)   $ 18.818   (b)   $ 17.196
  Ending Number of AUs......................................  (a)     27,720   (a)     91,722
                                                              (b)        255   (b)      4,407
---------------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $  4.903   (a)   $  5.240
                                                              (b)   $  4.807   (b)   $  5.118
  Ending AUV................................................  (a)   $  5.240   (a)   $  5.234
                                                              (b)   $  5.118   (b)   $  5.088
  Ending Number of AUs......................................  (a)     25,890   (a)    110,680
                                                              (b)        909   (b)      5,951
---------------------------------------------------------------------------------------------


     (a) Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
         AU - Accumulation Units

     The Separate Account has a fiscal year end of April 30.

SEASONS MANAGED ALLOCATION PORTFOLIOS



                                                                                   FISCAL
                                                                INCEPTION           YEAR
                                                                    TO             ENDED
           SEASONS SERIES TRUST -- CLASS 3 SHARES                4/30/07          4/30/08
---------------------------------------------------------------------------------------------
Allocation Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 11.314   (a)   $ 12.784
                                                              (b)   $ 11.277   (b)   $ 12.694
  Ending AUV................................................  (a)   $ 12.784   (a)   $ 12.100
                                                              (b)   $ 12.694   (b)   $ 11.960
  Ending Number of AUs......................................  (a)    319,530   (a)    714,057
                                                              (b)     14,422   (b)     48,567
---------------------------------------------------------------------------------------------
Allocation Moderate Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 11.116   (a)   $ 12.377
                                                              (b)   $ 11.080   (b)   $ 12.302
  Ending AUV................................................  (a)   $ 12.377   (a)   $ 11.872
                                                              (b)   $ 12.302   (b)   $ 11.747
  Ending Number of AUs......................................  (a)    876,052   (a)   5,020,399
                                                              (b)      9,360   (b)     62,184
---------------------------------------------------------------------------------------------
Allocation Moderate (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 10.942   (a)   $ 12.001
                                                              (b)   $ 10.876   (b)   $ 11.894
  Ending AUV................................................  (a)   $ 12.001   (a)   $ 11.656
                                                              (b)   $ 11.894   (b)   $ 11.501
  Ending Number of AUs......................................  (a)    262,711   (a)   1,826,206
                                                              (b)     19,360   (b)    100,072
---------------------------------------------------------------------------------------------
Allocation Balanced (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 10.741   (a)   $ 11.584
                                                              (b)   $ 10.668   (b)   $ 11.458
  Ending AUV................................................  (a)   $ 11.584   (a)   $ 11.395
                                                              (b)   $ 11.458   (b)   $ 11.214
  Ending Number of AUs......................................  (a)    110,831   (a)    784,276
                                                              (b)         28   (b)     34,705
---------------------------------------------------------------------------------------------


     (a) Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
         AU - Accumulation Units

     The Separate Account has a fiscal year end of April 30.

SEASONS STRATEGIES



                                                                                   FISCAL
                                                                INCEPTION           YEAR
                                                                    TO             ENDED
           SEASONS SERIES TRUST -- CLASS 3 SHARES                4/30/07          4/30/08
---------------------------------------------------------------------------------------------
Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 17.927   (a)   $ 19.820
                                                              (b)   $ 17.659   (b)   $ 19.467
  Ending AUV................................................  (a)   $ 19.820   (a)   $ 19.760
                                                              (b)   $ 19.467   (b)   $ 19.320
  Ending Number of AUs......................................  (a)     33,658   (a)    286,941
                                                              (b)      3,544   (b)     22,247
---------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 17.258   (a)   $ 18.915
                                                              (b)   $ 16.917   (b)   $ 18.487
  Ending AUV................................................  (a)   $ 18.915   (a)   $ 18.794
                                                              (b)   $ 18.487   (b)   $ 18.286
  Ending Number of AUs......................................  (a)     65,773   (a)    523,048
                                                              (b)     17,950   (b)     42,164
---------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 16.527   (a)   $ 17.819
                                                              (b)   $ 16.262   (b)   $ 17.455
  Ending AUV................................................  (a)   $ 17.819   (a)   $ 17.991
                                                              (b)   $ 17.455   (b)   $ 17.546
  Ending Number of AUs......................................  (a)     25,588   (a)    138,619
                                                              (b)      3,558   (b)     15,362
---------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 9/29/06)
  Beginning AUV.............................................  (a)   $ 16.156   (a)   $ 17.234
                                                              (b)   $ 15.904   (b)   $ 16.892
  Ending AUV................................................  (a)   $ 17.234   (a)   $ 17.338
                                                              (b)   $ 16.892   (b)   $ 16.868
  Ending Number of AUs......................................  (a)     30,842   (a)    179,540
                                                              (b)         19   (b)      1,904
---------------------------------------------------------------------------------------------


     (a) Without election of the Enhanced Death Benefit and EstatePlus
     (b) With election of the Enhanced Death Benefit and EstatePlus AUV - Accumulation Unit Value
         AU - Accumulation Units

     The Separate Account has a fiscal year end of April 30.

APPENDIX B - DEATH BENEFITS FOLLOWING

SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The following details the death benefit options and EstatePlus benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.


A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


1. STANDARD DEATH BENEFIT

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:

        (1) Continuation Net Purchase Payments; or

        (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

2. PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

3. MAXIMUM ANNIVERSARY VALUE OPTION

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.


If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH   ESTATEPLUS PERCENTAGE             MAXIMUM ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------------
       Years 0-4            25% of Earnings        40% of Continuation Net Purchase Payments
----------------------------------------------------------------------------------------------
       Years 5-9            40% of Earnings        65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------------
       Years 10+            50% of Earnings        75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, the table below shows the available EstatePlus benefit:


---------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH   ESTATEPLUS PERCENTAGE            MAXIMUM ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------------------
  All Contract Years        25% of Earnings       40% of Continuation Net Purchase Payments*
---------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY OF THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LEAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE CONTINUATION NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM ESTATEPLUS PERCENTAGE CALCULATION.

WHAT IS THE CONTRACT YEAR OF DEATH?


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


WHAT IS THE ESTATEPLUS PERCENTAGE?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earning in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where:

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

WHAT IS THE MAXIMUM ESTATEPLUS AMOUNT?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:

MARKETLOCK INCOME PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock Income Plus feature:

     EXAMPLE 1:

     Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

     Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first contract anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

     EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO
                 WITHDRAWALS AND NO MAXIMUM ANNIVERSARY VALUES:

     Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM ANNUAL
     ANNIVERSARY       CONTRACT VALUE    INCOME BASE    INCOME CREDIT BASE  INCOME CREDIT    WITHDRAWAL AMOUNT
---------------------------------------------------------------------------------------------------------------
         1st              $103,000         $107,000         $100,000            $7,000            $5,350
---------------------------------------------------------------------------------------------------------------
         2nd              $223,000         $221,000         $200,000           $14,000            $11,050
---------------------------------------------------------------------------------------------------------------
         3rd              $223,000         $235,000         $200,000           $14,000            $11,750
---------------------------------------------------------------------------------------------------------------
         4th              $223,000         $249,000         $200,000           $14,000            $12,450
---------------------------------------------------------------------------------------------------------------
         5th              $253,000         $295,100         $230,000           $16,100            $14,755
---------------------------------------------------------------------------------------------------------------
         6th              $303,000         $311,200         $230,000           $16,100            $15,560
---------------------------------------------------------------------------------------------------------------

     Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000
     ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is
     considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000 ($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income

     Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100
     ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100). Any
     Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.

     EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

     Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM ANNUAL
     ANNIVERSARY       CONTRACT VALUE    INCOME BASE    INCOME CREDIT BASE  INCOME CREDIT    WITHDRAWAL AMOUNT
---------------------------------------------------------------------------------------------------------------
         1st              $103,000         $107,000         $100,000            $7,000            $5,350
---------------------------------------------------------------------------------------------------------------
         2nd              $115,000         $115,000         $115,000            N/A *             $5,750
---------------------------------------------------------------------------------------------------------------
         3rd              $107,000         $123,050         $115,000            $8,050            $6,153
---------------------------------------------------------------------------------------------------------------
         4th              $110,000         $131,100         $115,000            $8,050            $6,555
---------------------------------------------------------------------------------------------------------------
         5th              $140,000         $140,000         $140,000            N/A *             $7,000
---------------------------------------------------------------------------------------------------------------
         6th              $145,000         $149,800         $140,000            $9,800            $7,490
---------------------------------------------------------------------------------------------------------------

     * The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

     On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.

     EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
                 AMOUNT:

     Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808
     ($149,800 X 96%). The Income Credit

     Base is adjusted to $134,400 ($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.

     EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:

     Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM ANNUAL
     ANNIVERSARY       CONTRACT VALUE    INCOME BASE    INCOME CREDIT BASE  INCOME CREDIT    WITHDRAWAL AMOUNT
---------------------------------------------------------------------------------------------------------------
         1st              $103,000         $107,000         $100,000            $7,000            $5,350
---------------------------------------------------------------------------------------------------------------
         2nd              $103,000         $114,000         $100,000            $7,000            $5,700
---------------------------------------------------------------------------------------------------------------
         3rd              $103,000         $121,000         $100,000            $7,000            $6,050
---------------------------------------------------------------------------------------------------------------
         4th              $103,000         $128,000         $100,000            $7,000            $6,400
---------------------------------------------------------------------------------------------------------------
         5th              $103,000         $135,000         $100,000            $7,000            $6,750
---------------------------------------------------------------------------------------------------------------
         6th              $103,000         $142,000         $100,000            $7,000            $7,100
---------------------------------------------------------------------------------------------------------------
         7th              $103,000         $149,000         $100,000            $7,000            $7,450
---------------------------------------------------------------------------------------------------------------
         8th              $103,000         $156,000         $100,000            $7,000            $7,800
---------------------------------------------------------------------------------------------------------------
         9th              $103,000         $163,000         $100,000            $7,000            $8,150
---------------------------------------------------------------------------------------------------------------
        10th              $103,000         $200,000         $200,000            N/A *             $10,000
---------------------------------------------------------------------------------------------------------------

     * The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the tenth contract anniversary.

     On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the
     Purchase Payments made in the first contract year
     ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

     EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:

     Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values,

     Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM ANNUAL
     ANNIVERSARY       CONTRACT VALUE    INCOME BASE    INCOME CREDIT BASE  INCOME CREDIT    WITHDRAWAL AMOUNT
---------------------------------------------------------------------------------------------------------------
         1st              $103,000         $107,000         $100,000            $7,000            $5,350
---------------------------------------------------------------------------------------------------------------
         2nd              $103,000         $114,000         $100,000            $7,000            $5,700
---------------------------------------------------------------------------------------------------------------
         3rd              $103,000         $121,000         $100,000            $7,000            $6,050
---------------------------------------------------------------------------------------------------------------
         4th              $103,000         $128,000         $100,000            $7,000            $6,400
---------------------------------------------------------------------------------------------------------------
         5th              $103,000         $135,000         $100,000            $7,000            $6,750
---------------------------------------------------------------------------------------------------------------
         6th              $103,000         $142,000         $100,000            $7,000            $7,100
---------------------------------------------------------------------------------------------------------------
         7th              $103,000         $149,000         $100,000            $7,000            $7,450
---------------------------------------------------------------------------------------------------------------
         8th              $103,000         $156,000         $100,000            $7,000            $7,800
---------------------------------------------------------------------------------------------------------------
         9th              $98,320          $160,000         $100,000            $4,000            $8,000
---------------------------------------------------------------------------------------------------------------
        10th              $90,320          $162,000         $100,000            $2,000            $8,100
---------------------------------------------------------------------------------------------------------------

     On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of your Income Credit Base
     (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 - $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base ($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.

     On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus +6% option unless otherwise specified:

     EXAMPLE 1:

     Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

     Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% X $100,000) which equals $6,000. On your first contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).

     Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first contract anniversary is 5% of the Income Base (5% x
     $106,000 = $5,300). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

     EXAMPLE 2:

     Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:


-------------------------------------------------------------------------------------------------------------
      CONTRACT                                           INCOME CREDIT                      MAXIMUM ANNUAL
     ANNIVERSARY       CONTRACT VALUE    INCOME BASE          BASE        INCOME CREDIT    WITHDRAWAL AMOUNT
-------------------------------------------------------------------------------------------------------------
         1st              $103,000         $106,000         $100,000          $6,000            $5,300
-------------------------------------------------------------------------------------------------------------
         2nd              $223,000         $218,000         $200,000         $12,000            $10,900
-------------------------------------------------------------------------------------------------------------
         3rd              $223,000         $230,000         $200,000         $12,000            $11,500
-------------------------------------------------------------------------------------------------------------
         4th              $223,000         $242,000         $200,000         $12,000            $12,100
-------------------------------------------------------------------------------------------------------------
         5th              $253,000         $285,800         $230,000         $13,800            $14,290
-------------------------------------------------------------------------------------------------------------
         6th              $303,000         $299,600         $230,000         $13,800            $14,980
-------------------------------------------------------------------------------------------------------------


     Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Income Credit is $12,000 (6% X $200,000) and your Income Base equals $218,000 ($206,000 + $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the second contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 X 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any
     Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

     EXAMPLE 3:

     Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are as follows:

---------------------------------------------------------------------------------------------------------------
      CONTRACT                                                                                MAXIMUM ANNUAL
     ANNIVERSARY       CONTRACT VALUE    INCOME BASE    INCOME CREDIT BASE  INCOME CREDIT    WITHDRAWAL AMOUNT
---------------------------------------------------------------------------------------------------------------
         1st              $103,000         $106,000         $100,000            $6,000            $5,300
---------------------------------------------------------------------------------------------------------------
         2nd              $115,000         $115,000         $115,000             N/A*             $5,750
---------------------------------------------------------------------------------------------------------------
         3rd              $107,000         $121,900         $115,000            $6,900            $6,095
---------------------------------------------------------------------------------------------------------------
         4th              $110,000         $128,800         $115,000            $6,900            $6,440
---------------------------------------------------------------------------------------------------------------
         5th              $140,000         $140,000         $140,000             N/A*             $7,000
---------------------------------------------------------------------------------------------------------------
         6th              $145,000         $148,400         $140,000            $8,400            $7,420
---------------------------------------------------------------------------------------------------------------

     * The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

     On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

     EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
                 AMOUNT:


     Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the sixth contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500 ($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal
     ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464 ($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400($140,000 minus 4% of $140,000 equals $5,600). Your new Income
     Credit is 6% of your new Income Credit Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.


     EXAMPLE 5 - IF YOU ELECT MARKETLOCK FOR LIFE PLUS +7% OPTION:

     Assume you elect MarketLock For Life Plus +7% option, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the tenth contract anniversary. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value.

     Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM ANNUAL
     ANNIVERSARY       CONTRACT VALUE    INCOME BASE    INCOME CREDIT BASE  INCOME CREDIT    WITHDRAWAL AMOUNT
---------------------------------------------------------------------------------------------------------------
         1st              $103,000         $107,000         $100,000            $7,000            $5,350
---------------------------------------------------------------------------------------------------------------
         2nd              $103,000         $114,000         $100,000            $7,000            $5,700
---------------------------------------------------------------------------------------------------------------
         3rd              $103,000         $121,000         $100,000            $7,000            $6,050
---------------------------------------------------------------------------------------------------------------
         4th              $103,000         $128,000         $100,000            $7,000            $6,400
---------------------------------------------------------------------------------------------------------------
         5th              $103,000         $135,000         $100,000            $7,000            $6,750
---------------------------------------------------------------------------------------------------------------
         6th              $103,000         $142,000         $100,000            $7,000            $7,100
---------------------------------------------------------------------------------------------------------------
         7th              $103,000         $149,000         $100,000            $7,000            $7,450
---------------------------------------------------------------------------------------------------------------
         8th              $103,000         $156,000         $100,000            $7,000            $7,800
---------------------------------------------------------------------------------------------------------------
         9th              $103,000         $163,000         $100,000            $7,000            $8,150
---------------------------------------------------------------------------------------------------------------
        10th              $103,000         $200,000         $100,000             N/A*            $10,000
---------------------------------------------------------------------------------------------------------------

     * The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than both maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base is increased to $200,000 on the tenth contract anniversary.

     On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the
     Purchase Payments made in the first contract year ($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

     EXAMPLE 1:

     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.

     Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base
     (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

     EXAMPLE 2:

     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:


-------------------------------------------------------------------------------------------------------------
                                                                                            LIFETIME MAXIMUM
      CONTRACT                               MAV         MAXIMUM ANNUAL        MINIMUM      ANNUAL WITHDRAWAL
     ANNIVERSARY       CONTRACT VALUE    BENEFIT BASE   WITHDRAWAL AMOUNT WITHDRAWAL PERIOD      AMOUNT
-------------------------------------------------------------------------------------------------------------
         1st              $105,000         $105,000          $5,250              20              $5,250
-------------------------------------------------------------------------------------------------------------
         2nd              $115,000         $115,000          $5,750              20              $5,750
-------------------------------------------------------------------------------------------------------------
         3rd              $107,000         $115,000          $5,750              20              $5,750
-------------------------------------------------------------------------------------------------------------
         4th              $110,000         $115,000          $5,750              20              $5,750
-------------------------------------------------------------------------------------------------------------
         5th              $120,000         $120,000          $8,400            14.28             $6,000
-------------------------------------------------------------------------------------------------------------


     On your fifth contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base
     (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is
     14.28 years ($120,000/$8,400). Therefore, as of your fifth contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals of up to $6,000
     (5% X $120,000) for life.

     EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
                 WITHDRAWAL AMOUNT:

     Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your sixth contract year, after your fifth contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take withdrawals of up to $8,400 annually over the next 13 years, plus $6,300 in the last Benefit Year.

     EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
                 AMOUNT:

     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract values and MAV Benefit Base values are as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                            LIFETIME MAXIMUM
      CONTRACT                               MAV         MAXIMUM ANNUAL        MINIMUM      ANNUAL WITHDRAWAL
     ANNIVERSARY       CONTRACT VALUE    BENEFIT BASE   WITHDRAWAL AMOUNT WITHDRAWAL PERIOD      AMOUNT
-------------------------------------------------------------------------------------------------------------
         1st              $105,000         $105,000          $5,250              20              $5,250
-------------------------------------------------------------------------------------------------------------
         2nd              $115,000         $115,000          $5,750              20              $5,750
-------------------------------------------------------------------------------------------------------------
         3rd              $120,000         $120,000          $6,000              20              $6,000
-------------------------------------------------------------------------------------------------------------
         4th              $110,000         $120,000          $6,000              20              $6,000
-------------------------------------------------------------------------------------------------------------
         5th              $80,000          $120,000          $8,400            14.28             $6,000
-------------------------------------------------------------------------------------------------------------

     Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, you may take annual withdrawals of up to $8,400 over the next 14 years, plus $2,400 in the last Benefit Year.

     Now assume that during your sixth contract year, after your fifth contract anniversary, your contract value is $80,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount
     ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $71,600 ($80,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($68,312/$71,600 = 95.4%), (or $111,600 X 95.4%) which equals $106,475.
     Your MAV Benefit Base is the lesser of these two calculations, or $106,475. The Minimum Withdrawal Period following the Excess Withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the Excess Withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($106,475/13.28), which equals $8,017.71. Therefore, you may take annual withdrawals of up to $8,017.71 over the next 13 years, plus $2,244.77 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                APPENDIX D - IMPORTANT INFORMATION FOR CONTRACTS
                        ISSUED PRIOR TO JANUARY 1, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than December 29, 2006 can enforce the Guarantee directly. For more information regarding these arrangements, please see the Statement of Additional Information.



As of December 29, 2006 at 4:00pm Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States, and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.


The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 445-SUN2.


IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:



TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION



Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.



Separate Account............................................     3
General Account.............................................     4
Support Agreement Between the Company and AIG...............     5
Master-Feeder Structure Applicable to Seasons Elite
  Contracts.................................................     5
Performance Data............................................     6
MarketLock For Two Optional Living Benefit Provisions for
  Seasons Elite Contracts Issued Before May 1, 2008.........     9
Seasons Income Rewards Optional Living Benefit Provisions
  for Seasons Elite Contracts Issued Before May 1, 2008.....    17
Annuity Income Payments.....................................    26
Annuity Unit Values.........................................    27
Income Protector Feature....................................    30
MarketLock Optional Living Benefit for Contracts Issued
  Before May 1, 2006 Applicable to Seasons Triple Elite
  Contracts.................................................    33
Death Benefits for Contracts Issued Prior to August 2, 2004
  Applicable to Seasons Triple Elite Contracts..............    40
Taxes.......................................................    46
Broker-Dealer Firms Receiving Revenue Sharing Payments......    56
Distribution of Contracts...................................    57
Financial Statements........................................    57

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                        STATES
-----------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                           New Mexico
                                                                                              North Dakota
-----------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios  Washington only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
-----------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard and Maximum Anniversary Value death benefits  Washington are only available to contract owners or continuing
                                   spouses who are age 82 and younger. The Purchase Payment
                                   Accumulation death benefit is not available. EstatePlus
                                   is not available.
-----------------------------------------------------------------------------------------------------------------
 Annuity Income Options            You may switch to the annuity income phase any time after  Florida your first contract anniversary.
-----------------------------------------------------------------------------------------------------------------
 Seasons Promise, MarketLock       Charge will be deducted pro-rata from Variable Portfolios  Washington only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
-----------------------------------------------------------------------------------------------------------------
 Seasons Promise                   The fee for Seasons Promise is as follows:                 Oregon
                                   Years 0-7  0.65%                                           Washington
                                   Years 8-10 0.30%
                                   Years 11+ 0.00%
-----------------------------------------------------------------------------------------------------------------
 MarketLock Income Plus and        Charge will be deducted pro-rata from Variable Portfolios  Oregon
 MarketLock For Life Plus          only. If Purchase Payments are allocated among Fixed       Texas
                                   Accounts only, no charge will be deducted.                 Washington
-----------------------------------------------------------------------------------------------------------------
 MarketLock For Life Plus          You may elect the current Maximum Annual Withdrawal        Oregon
                                   Amount to be received monthly.
-----------------------------------------------------------------------------------------------------------------
 Maximum Issue Age                 We will not issue this contract to anyone age 83 or        Washington
                                   older.
-----------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            The minimum contract value is $2,000.                      Texas
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified       California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified          Maine
                                   contracts and 2.0% for non-qualified contracts when you
                                   make a Purchase Payment.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified          Nevada
                                   contracts and 3.5% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium  South Dakota tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified        West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified          Wyoming
                                   contracts and 1.0% for non-qualified contracts when you
                                   make a Purchase Payment.
-----------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10         Pennsylvania
                                   transfer fee.                                              Texas
-----------------------------------------------------------------------------------------------------------------
 Withdrawals                       The minimum amount that must remain in the contract after  Texas a partial withdrawal is $2,000.
-----------------------------------------------------------------------------------------------------------------
 Withdrawals                       You receive the benefit of a free withdrawal upon a full   Washington
                                   surrender.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Seasons Elite Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip


Contract Issue Date:
-------------------------------------------------------------------------
Date:                                 Signed:
-----------------------------------   -----------------------------------


   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

          FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE

                         Seasons Elite Variable Annuity


                      AIG SunAmerica Life Assurance Company



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 28, 2008 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                     AIG SunAmerica Life Assurance Company
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 28, 2008.

                               TABLE OF CONTENTS
Separate Account............................................    3

General Account.............................................    4

Support Agreement Between the Company and AIG...............    4

Master-Feeder Structure.....................................    5

Performance Data............................................    6

Annuity Income Payments.....................................    9

Annuity Unit Values.........................................    9

Death Benefit Options for Contracts Issued Before
     May 1, 2007............................................   12

Death Benefits Following Spousal Continuation for
     Contracts Issued Before May 1, 2007....................   13

MarketLock For Two Optional Living Benefit Provisions.......   15

Seasons Income Rewards Optional Living Benefit Provisions...   22

Maximum Annual Withdrawal Percentage for Age of Covered
     Person Applicable to the Optional MarketLock For Life
     Plus feature for Contracts Issued Before
     July 30, 2007..........................................   30

Taxes.......................................................   31

Broker-Dealer Firms Receiving Revenue Sharing Payments......   41

Distribution of Contracts...................................   42

Financial Statements........................................   42

SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Variable Annuity Account Five ("Separate Account") was originally established by Anchor National Life Insurance Company (the "Anchor National") on July 8, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Anchor National. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc. (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


The Separate Account is divided into PREMIER PORTFOLIOS, SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, MANAGED ALLOCATION PORTFOLIOS and/or SEASONS STRATEGIES (collectively referred to herein as "VARIABLE PORTFOLIOS"), with the assets of each VARIABLE PORTFOLIO invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the Separate Account, its VARIABLE PORTFOLIOS or the underlying investment portfolios. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.


The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their VARIABLE PORTFOLIOS to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option and the DCA fixed accounts available in connection with the general account, as elected by the owner purchasing a contract. Other fixed account options may be available to you. Please refer to your contract for additional information. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims. The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
--------------------------------------------------------------------------------

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on the behalf of the Company.

MASTER-FEEDER STRUCTURE
--------------------------------------------------------------------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") does not provide any portfolio management services for the Feeder Funds. AIG SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, AIG SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.


     AIG SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," AIG SAAMCo will serve as investment manager for the Feeder Fund.


     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, AIG SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, AIG SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master
       Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its VARIABLE PORTFOLIOS as well as the Cash Management portfolio. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a VARIABLE PORTFOLIO is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that VARIABLE PORTFOLIO made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                   Base Period Return = (EV - SV - CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the VARIABLE PORTFOLIOS and the general account so that each VARIABLE PORTFOLIOS's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that VARIABLE PORTFOLIO. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


     Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]


The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments. But also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts.)

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)


Standardized performance for the VARIABLE PORTFOLIOS available in this contract reflect total returns using the four year surrender charge schedule.


We may, from time to time, advertise other variations of performance along with the standardized performance as described above.


The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds other contracts which have been in existence longer than the Seasons Elite Variable Annuity. The one year and since inception numbers for Seasons Elite are based on other products within Variable Annuity Account Five historical data (which is adjusted for the fees and charges applicable to Seasons Elite) and represent adjusted actual performance of the Separate Account.


These rates of return do not reflect election of the additional optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

ANNUITY INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENT

The initial annuity income payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

The amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity income payment is due.


ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each VARIABLE PORTFOLIO. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a VARIABLE PORTFOLIO exceeds 3.5%, variable Annuity Income Payments derived from allocations to that VARIABLE PORTFOLIO will increase over time. Conversely, if the actual rate is less than 3.5%, variable Annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Annuity Income Payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the VARIABLE PORTFOLIOS elected, and the amount of each Annuity Income Payment will vary accordingly.

For each VARIABLE PORTFOLIO, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of VARIABLE PORTFOLIOS from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any VARIABLE PORTFOLIO for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the VARIABLE PORTFOLIO determined as of the end of that month, and

(b) is the Accumulation Unit value of the VARIABLE PORTFOLIO determined as of the end of the preceding month.

The NIF for a VARIABLE PORTFOLIOS for a given month is a measure of the net investment performance of the VARIABLE PORTFOLIO from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the VARIABLE PORTFOLIO invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given VARIABLE PORTFOLIO had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)

                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a VARIABLE PORTFOLIO from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that VARIABLE PORTFOLIO for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of
3.5 percent per annum upon which the Annuity Income Payment tables are based. For example, if the net investment rate for a VARIABLE PORTFOLIO (reflected in the NIF) were equal to the assumed investment rate, the variable Annuity Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the VARIABLE PORTFOLIO was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE ANNUITY INCOME PAYMENTS


ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single VARIABLE PORTFOLIO. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the VARIABLE PORTFOLIO on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

P's first variable Annuity Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable Annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.



Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant VARIABLE PORTFOLIO on the Annuity Date and thus reflects the investment performance of the VARIABLE PORTFOLIO net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the VARIABLE PORTFOLIO). The net investment performance of the VARIABLE PORTFOLIO during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Annuity Income Payments.

DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2007
--------------------------------------------------------------------------------

The following details the Death Benefit Options for Contracts issued before May 1, 2007.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

         1. Contract value; or

         2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:

         1. Contract value; or

         2. The lesser of:

                  a. Net Purchase Payments; or

                  b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFIT

For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.20% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

      1.    Contract value; or

      2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

      3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

      1.    Contract value; or

      2.    Net Purchase Payments; or

      3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE MAY 1, 2007
--------------------------------------------------------------------------------

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  STANDARD DEATH BENEFIT

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

         a. Contract value; or

         b. Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

         a. Contract value; or

         b. The lesser of:

                  (1) Continuation Net Purchase Payments; or

                  (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

     2.  PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

      a.    Contract value; or

      b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

      c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

      a.    Contract value; or

      b.    Continuation Net Purchase Payments; or

      c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

If the Continuing Spouse is age 90 or older at the time of death, the death benefit is equal to contract value.

     3.  MAXIMUM ANNIVERSARY VALUE OPTION

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

      a.    Contract value; or

      b.    Continuation Net Purchase Payments; or

      c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will not longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to contract value. If the Continuing Spouse is age 90 or older at the time of death, the death benefit is equal to contract value.

MARKETLOCK FOR TWO OPTIONAL LIVING BENEFIT PROVISIONS
--------------------------------------------------------------------------------

MARKETLOCK FOR TWO

What is MarketLock For Two?

MarketLock For Two is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for the life of two spouses. Thus, MarketLock For Two may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

Please note that these features and/or their components that permit lifetime withdrawals may not be available in your state or through your broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock For Two depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

WITHDRAWALS UNDER THE FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES, AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if your under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND, OR TERMINATE MARKETLOCK FOR TWO AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Two?

You may only elect MarketLock For Two at the time of contract issue and this feature cannot be elected if you elect any other optional living benefit, including MarketLock. To elect MarketLock For Two, you must purchase the contract with your spouse as joint owner or you must designate your spouse as the sole, primary beneficiary. For Non-qualified contracts, the younger owner/spousal beneficiary must be at least age 55 and no older than age 75. For Qualified contracts, the owner and the spousal beneficiary must be at least age 55 and the owner must be no older than age 75 at the time of contract issue.

How does MarketLock For Two work?

MarketLock For Two automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over your lifetime and the lifetime of your spouse. You may begin taking withdrawals immediately following the contract issue date. The Maximum Annual Withdrawal Percentage represents the maximum percentage of your MAV Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year, and varies depending on the age of the younger spouse at the time of the first withdrawal.

MARKETLOCK FOR TWO SUMMARY TABLE:

                                                             MAXIMUM
                                                              ANNUAL
                AGE OF THE YOUNGER SPOUSE                   WITHDRAWAL
                AT TIME OF FIRST WITHDRAWAL                 PERCENTAGE*
                ---------------------------                 -----------
 At least age 55 but prior to 63rd Birthday                     4%
 At least age 63 but prior to 76th Birthday                     5%
  On or after 76th birthday                                     6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Two?" below.

How are the components for MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. SEE SPOUSAL CONTINUATION
SECTION IN THE PROSPECTUS. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any Excess Withdrawals are taken. Please see "What are the effects of withdrawals on MarketLock For Two?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for excess withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal. Applicable percentages are shown in the MarketLock For Two Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

What is the fee for MarketLock For Two?

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock For Two?

The Maximum Annual Withdrawal Amount and the MAV Benefit Base may change over time as a result of the timing and amounts of withdrawals.

Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime.

The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

    MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

    For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount For Two. PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if at the time an Excess Withdrawal is taken, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the younger spouse is age 85 or younger at the time you elect the extension, they may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the components for MarketLock For Two calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted for market gains on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for excess withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future. ***

What happens to MarketLock For Two upon a spousal continuation?

The components of the feature will not change as a result of a spousal continuation. A continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a continuing spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the continuing spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. (See "Can I extend the MAV Evaluation Period beyond 10 years?").

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two. SEE DEATH BENEFITS SECTION IN THE PROSPECTUS.

What happens to MarketLock For Two upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

    1.  Annuitize the contract value under the contract's annuity provisions; or

    2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

    3.  Any payment option mutually agreeable between you and us.

Upon election of items 1, 2, or 3 above, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock For Two be cancelled?

MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock For Two is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock For Two after cancellation.

Are there circumstances under which MarketLock For Two will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

    1.  Annuitization of the contract; or

    2.  Full surrender of the contract; or

    3.  A death benefit is paid and the contract is not continued by the spouse;
        or

    4. Excess withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

    5.  Death of surviving original spouse; or

    6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

    1. One of the two original owners is removed from the contract; or

    2. The original spousal beneficiary is removed or replaced; or

    3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

    4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock For Two be cancelled?"

MARKETLOCK FOR TWO OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------

EXAMPLE 1:

    Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

    Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (when the younger of you and if applicable, your spouse is at least 63 years old but younger than 76 years old) is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). Therefore, as of your 1st contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually as long as at least one of you or your spouse is alive.

EXAMPLE 2:

    Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

ANNIVERSARY                             CONTRACT VALUE    MAV BENEFIT BASE
-----------                             --------------    ---------------
   1st                                     $ 105,000         $ 105,000
   2nd                                     $ 115,000         $ 115,000
   3rd                                     $ 107,000         $ 115,000
   4th                                     $ 110,000         $ 115,000
   5th                                     $ 120,000         $ 120,000

    On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (provided the younger of you or your spouse is at least 76) is 6% of the MAV Benefit Base (6% x $120,000 = $7,200). Therefore, you may take up to $7,200 annually while at least one of you or your spouse is alive.

EXAMPLE 3 -- IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
             AMOUNT:

    Assume you elect MarketLock For Two, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and Benefit Base values are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $118,000 and you make your first withdrawal in the amount of $11,632. Assuming that you or the younger of you or your spouse is at least age 76 at the time of your first withdrawal, your Maximum Annual Withdrawal percentage would be 6% of the MAV Benefit Base (6% x $120,000 = $7,200). However because your withdrawal of $11,632 is greater than your Maximum Annual Withdrawal Amount ($7,200), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,632 -- $7,200), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,200. Your contract value after this portion of the withdrawal is $110,800 ($118,000 -- $7,200), but your Benefit Base is unchanged. Next, we recalculate your Benefit Base by reducing the Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,432/$110,800 = 4%), or $120,000 x 96% which equals $115,200.
    Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal percentage ($115,200 * 6%), which equals $6,912. Therefore, you may take up to $6,912 annually while at least one of you or your spouse is alive.

SEASONS INCOME REWARDS OPTIONAL LIVING BENEFIT PROVISIONS
--------------------------------------------------------------------------------

SEASONS INCOME REWARDS

What is Seasons Income Rewards?

Seasons Income Rewards is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Purchase Payments made in the first 90 days after contract issue with an opportunity for a Step-Up Amount, as described below, adjusted for withdrawals during that period (the "Benefit"); these withdrawals are guaranteed even if the contract value falls to zero. Seasons Income Rewards does not guarantee lifetime withdrawals but it may offer protection in the event your contract value declines due to unfavorable investment performance. Seasons Income Rewards has rules and restrictions that are discussed more fully below.

Seasons Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount depending on the option elected. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Seasons Income Rewards?

You may only elect this feature at the time of contract issue. You may not change the option after election. Please refer to the Seasons Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Seasons Income Rewards, it cannot be cancelled.

Seasons Income Rewards cannot be elected if you elect any other optional Living Benefit. Seasons Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Seasons Income Rewards calculated?

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Seasons Income Rewards options?

The table below is a summary of the three Seasons Income Rewards options we are currently offering.

SEASONS INCOME REWARDS SUMMARY:

                                                                                                               MINIMUM
                                                                                                             WITHDRAWAL
                                                                                                               PERIOD*
                                                                                                            (IF MAXIMUM
                                                                                           MAXIMUM             ANNUAL
                                                     BENEFIT                               ANNUAL            WITHDRAWAL
                          MAXIMUM                  AVAILABILITY          STEP-UP         WITHDRAWAL         AMOUNT TAKEN
  OPTION               ELECTION AGE                   DATE               AMOUNT          PERCENTAGE***        EACH YEAR)
-------------   ---------------------------  --------------------  ----------------   --------------------  --------------
     1          Age 80 or younger on the      3 years following         10%* of        10% of Withdrawal        11 years
                contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                     Benefit Base

     2          Age 80 or younger on the      5 years following         20%* of        10% of Withdrawal        12 years
                contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                     Benefit Base

     3          Age 70 or younger on the      10 years following       50%** of        10% of Withdrawal        15 years
                contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                     Benefit Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. PLEASE SEE IMPORTANT INFORMATION SECTION IN THE PROSPECTUS.

How are the components for Seasons Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions. SEE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Seasons Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the SEASONS Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Seasons Income Rewards?

The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

           CONTRACT YEAR                                 ANNUALIZED FEE
           -------------                                 --------------
            -0-7 years                                        0.65%
            8-10 years                                        0.45%
               11+                                            None

What are the effects of withdrawals on Seasons Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of SEASONS Income Rewards are further explained through the calculations below:

WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount.

    Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

    (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

    (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

    If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

    After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

    MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

    During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

    CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with Seasons Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Seasons Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Seasons Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Seasons Income Rewards. SEE DEATH BENEFITS SECTION IN THE PROSPECTUS. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Seasons Income Rewards be cancelled?

Once you elect Seasons Income Rewards, you may not cancel the feature. However, there is no charge for Seasons Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

    1.  The Stepped-Up Benefit Base is equal to zero; or

    2.  Annuitization of the contract; or

    3.  Full surrender of the contract; or

    4.  Death benefit is paid; or

    5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Seasons Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option. PLEASE SEE INCOME OPTIONS SECTION IN THE PROSPECTUS.

IMPORTANT INFORMATION ABOUT SEASONS INCOME REWARDS

Seasons Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Seasons Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Seasons Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Seasons Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

If you elect Seasons Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS INCOME REWARDS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SEASONS INCOME REWARDS OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------


SEASONS INCOME REWARDS

EXAMPLE 1 OF SEASONS INCOME REWARDS:

Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% x $100,000) = $120,000). Your Maximum Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 x 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take up to $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

EXAMPLE 2 -- IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
             SEASONS INCOME REWARDS OPTIONS 1 AND 2:

Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% x 100,000) = $90,000). Since the
Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 -- IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR
             SEASONS INCOME REWARDS OPTION 3:

Assume you elect Seasons Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% x 100,000) = $90,000). Since the
withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% x $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

EXAMPLE 4 -- IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
             WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR SEASONS INCOME REWARDS:

Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 annually over a minimum of 11 years, plus $2,500 in the last Benefit Year.

EXAMPLE 5 -- IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT
             AFTER THE BENEFIT AVAILABILITY DATE FOR SEASONS INCOME REWARDS:

Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000 /$125,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE FOR AGE OF COVERED PERSON APPLICABLE TO THE OPTIONAL MARKETLOCK FOR LIFE PLUS FEATURE FOR CONTRACTS ISSUED BEFORE JULY 30, 2007
--------------------------------------------------------------------------------

If you purchased your contract before July 30, 2007, the age range for determining the Maximum Annual Withdrawal Percentage applicable to the optional MarketLock for Life Plus feature is as follows:

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                    ANNUAL
                                                                  WITHDRAWAL
 AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE *
-------------------------------------------------------------------------------
         At least age 50 but less than age 65                         4%
-------------------------------------------------------------------------------
         At least age 65 but less than age 76                         5%
-------------------------------------------------------------------------------
                       Ages 76+                                       6%
-------------------------------------------------------------------------------



Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

-------------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                    ANNUAL
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING                  WITHDRAWAL
    COVERED PERSON AT TIME OF FIRST WITHDRAWAL                   PERCENTAGE *
-------------------------------------------------------------------------------
       At least age 50 but less than age 65                           4%
-------------------------------------------------------------------------------
       At least age 65 but less than age 76                           5%
-------------------------------------------------------------------------------
                     Ages 76+                                         6%
-------------------------------------------------------------------------------


* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" in the prospectus.

TAXES
--------------------------------------------------------------------------------

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
--------------------------------------------------------------------------------

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2007, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Advantage Capital Corporation
A.G. Edwards & Sons, Inc.
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
Citigroup Global Markets Inc.
CCO Investment Services Corp.
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
First Citizens Investor Services, Inc.
First Financial Securities, Inc.
FSC Securities Corp.
Jefferson Pilot Securities Corporation
J.J.B. Hilliard, W.L. Lyons, Inc.
KNBT Securities, Inc.
LaSalle Financial Services, Inc.
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Mutual Service Corporation
NFP Securities, Inc.
RBC Capital Markets Corporation
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services
Vision Investment Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The following financial statements of Variable Annuity Account Five are included herein:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of April 30, 2008

     -   Schedule of Portfolio Investments as of April 30, 2008

     -   Statement of Operations for the year ended April 30, 2008

     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007


     -   Notes to Financial Statements



The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-137864 and 811-07727, filed on April 29, 2008, Accession No. 0000950124-08-002115.


     -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheet as of December 31, 2007 and 2006
     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005
     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005
     -   Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers, LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2008 AND 2007



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2008 AND 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm..................     1
Statement of Assets and Liabilities, April 30, 2008......................     2
Schedule of Portfolio Investments, April 30, 2008........................    14
Statement of Operations, for the year ended April 30, 2008...............    15
Statement of Changes in Net Assets, for the year ended April 30, 2008....    22
Statement of Changes in Net Assets, for the year ended April 30, 2007....    29
Notes to Financial Statements............................................    36



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2008, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
July 9, 2008


                                        1


                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008

                                                Moderate    Balanced  Conservative  Large Cap  Large Cap  Large Cap    Mid Cap
                                     Growth      Growth      Growth      Growth      Growth    Composite    Value      Growth
                                    Strategy    Strategy    Strategy    Strategy    Portfolio  Portfolio  Portfolio   Portfolio
                                   (Class 1)   (Class 1)   (Class 1)    (Class 1)   (Class 1)  (Class 1)  (Class 1)   (Class 1)
                                  ----------- ----------- ----------- ------------ ---------- ---------- ----------- ----------
Assets:
   Investments in Trust, at net
      asset value                 $55,871,634 $62,938,408 $49,393,079  $35,775,496 $8,641,999 $2,555,161 $13,796,646 $9,511,310
Liabilities:                                0           0           0            0          0          0           0          0
                                  ----------- ----------- -----------  ----------- ---------- ---------- ----------- ----------
Net assets:                       $55,871,634 $62,938,408 $49,393,079  $35,775,496 $8,641,999 $2,555,161 $13,796,646 $9,511,310
                                  =========== =========== ===========  =========== ========== ========== =========== ==========
   Accumulation units              55,815,029  62,637,959  49,212,973   35,511,994  8,633,595  2,553,939  13,765,923  9,503,713
   Contracts in payout
      (annuitization) period           56,605     300,449     180,106      263,502      8,404      1,222      30,723      7,597
                                  ----------- ----------- -----------  ----------- ---------- ---------- ----------- ----------
      Total net assets            $55,871,634 $62,938,408 $49,393,079  $35,775,496 $8,641,999 $2,555,161 $13,796,646 $9,511,310
                                  =========== =========== ===========  =========== ========== ========== =========== ==========
Accumulation units outstanding      2,781,306   3,267,711   2,674,991    2,033,355    781,551    229,978     884,123    481,615
                                  =========== =========== ===========  =========== ========== ========== =========== ==========

                 See accompanying notes to financial statements.


                                        2



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                    Mid Cap              International  Diversified    Cash       Focus                  Moderate
                                     Value     Small Cap     Equity    Fixed Income Management   Growth      Growth       Growth
                                   Portfolio   Portfolio   Portfolio     Portfolio   Portfolio  Portfolio   Strategy     Strategy
                                   (Class 1)   (Class 1)   (Class 1)     (Class 1)   (Class 1)  (Class 1)   (Class 2)    (Class 2)
                                  ----------- ---------- ------------- ------------ ---------- ---------- ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $11,255,868 $6,262,427  $13,691,881   $7,703,759  $9,213,724 $3,549,210 $139,961,778 $289,586,312
Liabilities:                                0          0            0            0           0          0            0            0
                                  ----------- ----------  -----------   ----------  ---------- ---------- ------------ ------------
Net assets:                       $11,255,868 $6,262,427  $13,691,881   $7,703,759  $9,213,724 $3,549,210 $139,961,778 $289,586,312
                                  =========== ==========  ===========   ==========  ========== ========== ============ ============
   Accumulation units              11,235,641  6,232,447   13,652,413    7,660,989   9,132,926  3,546,276  139,777,508  289,463,100
   Contracts in payout
      (annuitization) period           20,227     29,980       39,468       42,770      80,798      2,934      184,270      123,212
                                  ----------- ----------  -----------   ----------  ---------- ---------- ------------ ------------
      Total net assets            $11,255,868 $6,262,427  $13,691,881   $7,703,759  $9,213,724 $3,549,210 $139,961,778 $289,586,312
                                  =========== ==========  ===========   ==========  ========== ========== ============ ============
Accumulation units outstanding        462,400    537,541    1,073,251      588,566     806,497    398,712    7,127,354   15,405,373
                                  =========== ==========  ===========   ==========  ========== ========== ============ ============

                 See accompanying notes to financial statements.


                                        3



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                    Balanced   Conservative  Large Cap   Large Cap   Large Cap    Mid Cap     Mid Cap
                                     Growth       Growth       Growth    Composite     Value       Growth      Value     Small Cap
                                    Strategy     Strategy    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                    (Class 2)    (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                  ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
Assets:
   Investments in Trust, at net
      asset value                 $234,446,502 $151,782,847 $86,635,451 $27,921,225 $99,223,579 $78,303,444 $87,665,109 $55,804,975
Liabilities:                                 0            0           0           0           0           0           0           0
                                  ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
Net assets:                       $234,446,502 $151,782,847 $86,635,451 $27,921,225 $99,223,579 $78,303,444 $87,665,109 $55,804,975
                                  ============ ============ =========== =========== =========== =========== =========== ===========
   Accumulation units              234,074,639  151,221,227  86,581,025  27,887,783  99,149,291  78,196,832  87,526,474  55,723,235
   Contracts in payout
      (annuitization) period           371,863      561,620      54,426      33,442      74,288     106,612     138,635      81,740
                                  ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
      Total net assets            $234,446,502 $151,782,847 $86,635,451 $27,921,225 $99,223,579 $78,303,444 $87,665,109 $55,804,975
                                  ============ ============ =========== =========== =========== =========== =========== ===========
Accumulation units outstanding      12,995,321    8,828,236   7,969,488   2,565,225   6,541,495   4,037,537   3,735,136   4,895,160
                                  ============ ============ =========== =========== =========== =========== =========== ===========

                 See accompanying notes to financial statements.


                                        4



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                                        Focus
                                  International  Diversified     Cash       Focus       Growth      Focus       Focus
                                      Equity    Fixed Income  Management    Growth    and Income    Value      TechNet      Growth
                                    Portfolio     Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Strategy
                                    (Class 2)     (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 3)
                                  ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
Assets:
   Investments in Trust, at net
      asset value                  $125,857,123 $111,695,901 $64,636,139 $60,994,001 $39,754,084 $71,591,375 $21,747,615 $99,657,991
Liabilities:                                  0            0           0           0           0           0           0           0
                                   ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
Net assets:                        $125,857,123 $111,695,901 $64,636,139 $60,994,001 $39,754,084 $71,591,375 $21,747,615 $99,657,991
                                   ============ ============ =========== =========== =========== =========== =========== ===========
   Accumulation units               125,776,193  111,556,397  64,526,284  60,889,474  39,680,764  71,491,559  21,732,022  99,647,595
   Contracts in payout
      (annuitization) period             80,930      139,504     109,855     104,527      73,320      99,816      15,593      10,396
                                   ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
      Total net assets             $125,857,123 $111,695,901 $64,636,139 $60,994,001 $39,754,084 $71,591,375 $21,747,615 $99,657,991
                                   ============ ============ =========== =========== =========== =========== =========== ===========
Accumulation units outstanding       10,079,033    8,766,566   5,789,167   7,002,198   3,778,953   4,016,867   4,008,293   5,066,302
                                   ============ ============ =========== =========== =========== =========== =========== ===========

                 See accompanying notes to financial statements.


                                        5



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                    Moderate     Balanced   Conservative  Large Cap   Large Cap   Large Cap    Mid Cap     Mid Cap
                                     Growth       Growth       Growth       Growth    Composite     Value       Growth      Value
                                    Strategy     Strategy     Strategy    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                    (Class 3)    (Class 3)    (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                  ------------ ------------ ------------ ----------- ----------- ----------- ----------- -----------
Assets:
   Investments in Trust, at net
      asset value                 $148,437,915 $101,827,811  $63,114,871 $53,372,113 $14,555,522 $52,605,384 $47,415,753 $51,320,989
Liabilities:                                 0            0            0           0           0           0           0           0
                                  ------------ ------------  ----------- ----------- ----------- ----------- ----------- -----------
Net assets:                       $148,437,915 $101,827,811  $63,114,871 $53,372,113 $14,555,522 $52,605,384 $47,415,753 $51,320,989
                                  ============ ============  =========== =========== =========== =========== =========== ===========
   Accumulation units              148,109,037  101,746,748   63,114,871  53,372,113  14,555,522  52,605,384  47,415,753  51,320,989
   Contracts in payout
      (annuitization) period           328,878       81,063            0           0           0           0           0           0
                                  ------------ ------------  ----------- ----------- ----------- ----------- ----------- -----------
      Total net assets            $148,437,915 $101,827,811  $63,114,871 $53,372,113 $14,555,522 $52,605,384 $47,415,753 $51,320,989
                                  ============ ============  =========== =========== =========== =========== =========== ===========
Accumulation units outstanding       7,889,408    5,657,573    3,664,251   4,902,944   1,336,051   3,474,330   2,442,972   2,197,819
                                  ============ ============  =========== =========== =========== =========== =========== ===========

                 See accompanying notes to financial statements.


                                        6



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                                      Strategic                 Focus
                                              International  Diversified     Cash       Fixed       Focus       Growth      Focus
                                   Small Cap     Equity     Fixed Income  Management    Income      Growth    and Income    Value
                                   Portfolio    Portfolio     Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                   (Class 3)    (Class 3)     (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                  -----------  -----------   ----------- ----------- ----------- ----------- ----------- -----------
Assets:
   Investments in Trust, at net
      asset value                 $37,171,819  $79,129,244   $51,917,039 $49,861,340 $29,148,479 $36,969,065 $33,015,334 $43,864,825
Liabilities:                                0            0             0           0           0           0           0           0
                                  -----------  -----------   ----------- ----------- ----------- ----------- ----------- -----------
Net assets:                       $37,171,819  $79,129,244   $51,917,039 $49,861,340 $29,148,479 $36,969,065 $33,015,334 $43,864,825
                                  ===========  ===========   =========== =========== =========== =========== =========== ===========
   Accumulation units              37,171,819   79,129,244    51,814,322  49,861,340  29,148,479  36,969,065  33,015,334  43,864,825
   Contracts in payout
      (annuitization) period                0            0       102,717           0           0           0           0           0
                                  -----------  -----------   ----------- ----------- ----------- ----------- ----------- -----------
      Total net assets            $37,171,819  $79,129,244   $51,917,039 $49,861,340 $29,148,479 $36,969,065 $33,015,334 $43,864,825
                                  ===========  ===========   =========== =========== =========== =========== =========== ===========
Accumulation units outstanding      3,258,656    6,348,242     4,094,500   4,467,685   2,688,152   4,238,332   3,102,681   2,469,576
                                  ===========  ===========   =========== =========== =========== =========== =========== ===========

                 See accompanying notes to financial statements.


                                        7



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                            Allocation
                                     Focus     Allocation    Moderate    Allocation   Allocation
                                    TechNet     Moderate      Growth       Growth      Balanced
                                   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                   (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                  ----------- ------------ ------------ ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $20,525,240 $234,223,168 $448,511,245 $198,295,570 $120,429,696
Liabilities:                                0            0            0            0            0
                                  ----------- ------------ ------------ ------------ ------------
Net assets:                       $20,525,240 $234,223,168 $448,511,245 $198,295,570 $120,429,696
                                  =========== ============ ============ ============ ============
   Accumulation units              20,525,240  234,223,168  448,511,245  198,295,570  120,429,696
   Contracts in payout
      (annuitization) period                0            0            0            0            0
                                  ----------- ------------ ------------ ------------ ------------
      Total net assets            $20,525,240 $234,223,168 $448,511,245 $198,295,570 $120,429,696
                                  =========== ============ ============ ============ ============
Accumulation units outstanding      3,861,926   20,107,792   37,784,746   16,386,317   10,572,015
                                  =========== ============ ============ ============ ============

                 See accompanying notes to financial statements.


                                        8


                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008

                                                      Contracts With              Contracts With              Contracts With
                                                      Total Expenses              Total Expenses              Total Expenses
                                                          of 1.15                     of 1.40                     of 1.52
                                                --------------------------  --------------------------  --------------------------
                                                                  Unit                        Unit                        Unit
                                                Accumulation    value of    Accumulation    value of    Accumulation    value of
                                                    units     accumulation      units     accumulation      units     accumulation
Variable Accounts                                outstanding      units      outstanding      units     outstanding       units
-----------------                               ------------  ------------  ------------  ------------  ------------  ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1)                             --      $   --       2,732,403      $20.09          48,903      $19.87
   Moderate Growth Strategy (Class 1)                    --          --       3,176,208       19.27          91,503       19.06
   Balanced Growth Strategy (Class 1)                    --          --       2,595,963       18.47          79,028       18.27
   Conservative Growth Strategy (Class 1)                --          --       1,977,159       17.60          56,196       17.41
   Large Cap Growth Portfolio (Class 1)                  --          --         729,430       11.13          52,121        9.99
   Large Cap Composite Portfolio (Class 1)               --          --         224,041       11.14           5,937       10.17
   Large Cap Value Portfolio (Class 1)                   --          --         855,721       15.63          28,402       14.85
   Mid Cap Growth Portfolio (Class 1)                    --          --         455,367       19.84          26,248       18.09
   Mid Cap Value Portfolio (Class 1)                     --          --         447,190       24.36          15,210       23.79
   Small Cap Portfolio (Class 1)                         --          --         527,048       11.66          10,493       11.13
   International Equity Portfolio (Class 1)              --          --       1,046,900       12.78          26,351       11.82
   Diversified Fixed Income Portfolio
      (Class 1)                                          --          --         542,548       13.11          46,018       12.81
   Cash Management Portfolio (Class 1)                   --          --         802,156       11.43           4,341       11.28
   Focus Growth Portfolio (Class 1)                      --          --         393,469        8.91           5,243        8.32
   Growth Strategy (Class 2)                             --          --       1,994,556       19.86              --          --
   Moderate Growth Strategy (Class 2)                    --          --       4,348,845       19.05              --          --
   Balanced Growth Strategy (Class 2)                    --          --       4,363,621       18.26              --          --
   Conservative Growth Strategy (Class 2)                --          --       2,742,093       17.40              --          --
   Large Cap Growth Portfolio (Class 2)                  --          --       1,653,050       11.01              --          --
   Large Cap Composite Portfolio (Class 2)               --          --         722,797       11.01              --          --
   Large Cap Value Portfolio (Class 2)                   --          --       1,556,170       15.46              --          --
   Mid Cap Growth Portfolio (Class 2)                    --          --       1,002,923       19.62              --          --
   Mid Cap Value Portfolio (Class 2)                     --          --         889,371       24.09              --          --
   Small Cap Portfolio (Class 2)                         --          --       1,066,314       11.53              --          --
   International Equity Portfolio (Class 2)              --          --       2,594,742       12.63              --          --
   Diversified Fixed Income Portfolio
      (Class 2)                                          --          --       2,355,729       12.97              --          --
   Cash Management Portfolio (Class 2)                   --          --       1,650,338       11.30              --          --
   Focus Growth Portfolio (Class 2)                      --          --       2,227,867        8.81              --          --
   Focus Growth & Income Portfolio (Class 2)             --          --       1,147,832       10.88              --          --
   Focus Value Portfolio (Class 2)                       --          --       1,353,002       18.02              --          --
   Focus TechNet Portfolio (Class 2)                     --          --       1,829,785        5.29              --          --
   Growth Strategy (Class 3)                         46,439       19.83       2,247,470       19.78              --          --
   Moderate Growth Strategy (Class 3)                60,150       19.04       3,686,878       18.97              --          --
   Balanced Growth Strategy (Class 3)                40,714       18.25       2,449,982       18.18              --          --
   Conservative Growth Strategy (Class 3)            18,200       17.36       1,775,512       17.31              --          --
   Large Cap Growth Portfolio (Class 3)                 301       10.98       2,197,612       10.97              --          --
   Large Cap Composite Portfolio (Class 3)            1,168       10.96         658,154       10.97              --          --
   Large Cap Value Portfolio (Class 3)                4,434       15.44       1,530,989       15.39              --          --
   Mid Cap Growth Portfolio (Class 3)                 6,066       19.62       1,063,142       19.55              --          --
   Mid Cap Value Portfolio (Class 3)                  4,832       24.03       1,024,170       23.98              --          --
   Small Cap Portfolio (Class 3)                      1,047       11.50       1,543,598       11.48              --          --
   International Equity Portfolio (Class 3)          13,510       12.61       2,635,177       12.58              --          --
   Diversified Fixed Income Portfolio
      (Class 3)                                       5,708       12.93       1,862,554       12.92              --          --
   Cash Management Portfolio (Class 3)               17,491       11.27       1,996,735       11.25              --          --
   Strategic Fixed Income Portfolio (Class 3)         3,433       10.95         537,786       10.92              --          --
   Focus Growth Portfolio (Class 3)                  29,970        8.81       2,089,881        8.78              --          --
   Focus Growth & Income Portfolio (Class 3)          7,622       10.88       1,373,689       10.84              --          --
   Focus Value Portfolio (Class 3)                    8,050       18.00       1,095,099       17.94              --          --
   Focus TechNet Portfolio (Class 3)                 18,886        5.28       1,926,267        5.27              --          --
   Allocation Moderate Portfolio (Class 3)          298,896       11.76       5,045,371       11.71              --          --
   Allocation Moderate Growth Portfolio
      (Class 3)                                     605,898       11.98      10,118,796       11.93              --          --
   Allocation Growth Portfolio (Class 3)            111,059       12.21       5,301,836       12.16              --          --
   Allocation Balanced Portfolio (Class 3)          229,030       11.48       3,171,705       11.45              --          --

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.


                                        9



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                      Contracts With              Contracts With              Contracts With
                                                      Total Expenses              Total Expenses              Total Expenses
                                                        of 1.55(1)                  of 1.55(2)                    of 1.65
                                                --------------------------  --------------------------  --------------------------
                                                                  Unit                        Unit                        Unit
                                                Accumulation    value of    Accumulation    value of    Accumulation    value of
                                                    units     accumulation      units     accumulation      units     accumulation
Variable Accounts                                outstanding      units      outstanding      units     outstanding       units
-----------------                               ------------  ------------  ------------  ------------  ------------  ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1)                             --      $   --              --      $   --              --      $   --
   Moderate Growth Strategy (Class 1)                    --          --              --          --              --          --
   Balanced Growth Strategy (Class 1)                    --          --              --          --              --          --
   Conservative Growth Strategy (Class 1)                --          --              --          --              --          --
   Large Cap Growth Portfolio (Class 1)                  --          --              --          --              --          --
   Large Cap Composite Portfolio (Class 1)               --          --              --          --              --          --
   Large Cap Value Portfolio (Class 1)                   --          --              --          --              --          --
   Mid Cap Growth Portfolio (Class 1)                    --          --              --          --              --          --
   Mid Cap Value Portfolio (Class 1)                     --          --              --          --              --          --
   Small Cap Portfolio (Class 1)                         --          --              --          --              --          --
   International Equity Portfolio (Class 1)              --          --              --          --              --          --
   Diversified Fixed Income Portfolio
      (Class 1)                                          --          --              --          --              --          --
   Cash Management Portfolio (Class 1)                   --          --              --          --              --          --
   Focus Growth Portfolio (Class 1)                      --          --              --          --              --          --
   Growth Strategy (Class 2)                        742,045       19.85              --          --       3,946,857       19.49
   Moderate Growth Strategy (Class 2)             1,585,150       18.87              --          --       7,987,506       18.69
   Balanced Growth Strategy (Class 2)             1,170,400       18.08              --          --       6,519,187       17.92
   Conservative Growth Strategy (Class 2)           616,906       17.39              --          --       4,902,598       17.06
   Large Cap Growth Portfolio (Class 2)           1,460,245       10.93              --          --       3,759,264       10.80
   Large Cap Composite Portfolio (Class 2)          336,156       10.94              --          --       1,236,864       10.81
   Large Cap Value Portfolio (Class 2)            1,059,855       14.97              --          --       3,330,908       15.17
   Mid Cap Growth Portfolio (Class 2)               541,676       19.55              --          --       2,035,782       19.26
   Mid Cap Value Portfolio (Class 2)                510,665       22.57              --          --       1,973,473       23.64
   Small Cap Portfolio (Class 2)                    920,382       11.49              --          --       2,271,553       11.32
   International Equity Portfolio (Class 2)       1,555,881       12.53              --          --       4,713,175       12.42
   Diversified Fixed Income Portfolio
      (Class 2)                                     881,678       12.55              --          --       4,627,274       12.73
   Cash Management Portfolio (Class 2)              857,762       11.22              --          --       2,710,834       11.09
   Focus Growth Portfolio (Class 2)                 675,791        8.76              --          --       3,519,900        8.65
   Focus Growth & Income Portfolio (Class 2)        408,179       10.80              --          --       1,887,862       10.22
   Focus Value Portfolio (Class 2)                  409,369       17.77              --          --       1,844,164       17.73
   Focus TechNet Portfolio (Class 2)                438,126        5.26              --          --       1,282,693        5.76
   Growth Strategy (Class 3)                             --          --       1,402,271       19.76         673,812       19.43
   Moderate Growth Strategy (Class 3)                    --          --       2,028,542       18.79       1,319,357       18.62
   Balanced Growth Strategy (Class 3)                    --          --       1,281,179       17.99       1,164,600       17.83
   Conservative Growth Strategy (Class 3)                --          --         871,748       17.34         601,841       17.01
   Large Cap Growth Portfolio (Class 3)                  --          --       1,422,484       10.89         645,925       10.76
   Large Cap Composite Portfolio (Class 3)               --          --         345,135       10.90         146,285       10.77
   Large Cap Value Portfolio (Class 3)                   --          --         978,992       14.92         515,042       15.11
   Mid Cap Growth Portfolio (Class 3)                    --          --         704,444       19.46         362,436       19.18
   Mid Cap Value Portfolio (Class 3)                     --          --         615,075       22.46         304,625       23.54
   Small Cap Portfolio (Class 3)                         --          --         844,032       11.44         446,011       11.27
   International Equity Portfolio (Class 3)              --          --       2,091,768       12.43         685,145       12.36
   Diversified Fixed Income Portfolio
      (Class 3)                                          --          --         972,558       12.46         468,712       12.67
   Cash Management Portfolio (Class 3)                   --          --       1,692,557       11.12         407,172       11.04
   Strategic Fixed Income Portfolio (Class 3)       274,156       10.87         736,385       10.87          51,465       10.83
   Focus Growth Portfolio (Class 3)                      --          --       1,099,589        8.73         693,240        8.61
   Focus Growth & Income Portfolio (Class 3)             --          --         815,604       10.75         577,434       10.18
   Focus Value Portfolio (Class 3)                       --          --         674,826       17.69         444,769       17.63
   Focus TechNet Portfolio (Class 3)                     --          --       1,174,370        5.23         414,622        5.74
   Allocation Moderate Portfolio (Class 3)        2,484,135       11.66       6,201,640       11.66         633,568       11.62
   Allocation Moderate Growth Portfolio
      (Class 3)                                   3,595,007       11.87      14,520,018       11.87         445,900       11.83
   Allocation Growth Portfolio (Class 3)          1,951,528       12.10       5,218,707       12.10         169,003       12.06
   Allocation Balanced Portfolio (Class 3)        1,557,540       11.40       2,888,510       11.40         149,292       11.36

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.


                                       10



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                      Contracts With              Contracts With              Contracts With
                                                      Total Expenses              Total Expenses              Total Expenses
                                                        of 1.70(1)                  of 1.70(3)                    of 1.75
                                                --------------------------  --------------------------  --------------------------
                                                                  Unit                        Unit                        Unit
                                                Accumulation    value of    Accumulation    value of    Accumulation    value of
                                                    units     accumulation      units     accumulation      units     accumulation
Variable Accounts                                outstanding      units      outstanding      units     outstanding       units
-----------------                               ------------  ------------  ------------  ------------  ------------  ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1)                             --      $   --              --      $   --              --      $   --
   Moderate Growth Strategy (Class 1)                    --          --              --          --              --          --
   Balanced Growth Strategy (Class 1)                    --          --              --          --              --          --
   Conservative Growth Strategy (Class 1)                --          --              --          --              --          --
   Large Cap Growth Portfolio (Class 1)                  --          --              --          --              --          --
   Large Cap Composite Portfolio (Class 1)               --          --              --          --              --          --
   Large Cap Value Portfolio (Class 1)                   --          --              --          --              --          --
   Mid Cap Growth Portfolio (Class 1)                    --          --              --          --              --          --
   Mid Cap Value Portfolio (Class 1)                     --          --              --          --              --          --
   Small Cap Portfolio (Class 1)                         --          --              --          --              --          --
   International Equity Portfolio (Class 1)              --          --              --          --              --          --
   Diversified Fixed Income Portfolio
      (Class 1)                                          --          --              --          --              --          --
   Cash Management Portfolio (Class 1)                   --          --              --          --              --          --
   Focus Growth Portfolio (Class 1)                      --          --              --          --              --          --
   Growth Strategy (Class 2)                        359,999       19.66              --          --              --          --
   Moderate Growth Strategy (Class 2)               944,877       18.65              --          --              --          --
   Balanced Growth Strategy (Class 2)               710,870       17.89              --          --              --          --
   Conservative Growth Strategy (Class 2)           362,470       17.21              --          --              --          --
   Large Cap Growth Portfolio (Class 2)             919,869       10.84              --          --              --          --
   Large Cap Composite Portfolio (Class 2)          219,122       10.84              --          --              --          --
   Large Cap Value Portfolio (Class 2)              456,128       14.83              --          --              --          --
   Mid Cap Growth Portfolio (Class 2)               373,959       19.36              --          --              --          --
   Mid Cap Value Portfolio (Class 2)                288,265       22.35              --          --              --          --
   Small Cap Portfolio (Class 2)                    515,491       11.39              --          --              --          --
   International Equity Portfolio (Class 2)       1,008,634       12.42              --          --              --          --
   Diversified Fixed Income Portfolio
      (Class 2)                                     759,315       12.45              --          --              --          --
   Cash Management Portfolio (Class 2)              417,636       11.10              --          --              --          --
   Focus Growth Portfolio (Class 2)                 456,833        8.68              --          --              --          --
   Focus Growth & Income Portfolio (Class 2)        260,855       10.68              --          --              --          --
   Focus Value Portfolio (Class 2)                  299,467       17.78              --          --              --          --
   Focus TechNet Portfolio (Class 2)                332,683        5.20              --          --              --          --
   Growth Strategy (Class 3)                             --          --         140,601       19.59         229,456       19.40
   Moderate Growth Strategy (Class 3)                    --          --          57,739       18.60         353,761       18.36
   Balanced Growth Strategy (Class 3)                    --          --          91,141       17.82         181,670       17.65
   Conservative Growth Strategy (Class 3)                --          --          24,518       17.17          49,366       17.01
   Large Cap Growth Portfolio (Class 3)                  --          --          74,023       10.80         231,134       10.72
   Large Cap Composite Portfolio (Class 3)               --          --          26,704       10.80          87,599       10.73
   Large Cap Value Portfolio (Class 3)                   --          --          56,971       14.74         126,208       14.62
   Mid Cap Growth Portfolio (Class 3)                    --          --          37,008       19.24          86,286       19.10
   Mid Cap Value Portfolio (Class 3)                     --          --          26,586       22.18          70,654       21.97
   Small Cap Portfolio (Class 3)                         --          --          45,708       11.30         163,365       11.20
   International Equity Portfolio (Class 3)              --          --          63,172       12.39         455,927       12.31
   Diversified Fixed Income Portfolio
      (Class 3)                                          --          --         291,963       12.37         170,419       12.20
   Cash Management Portfolio (Class 3)                   --          --          38,413       11.07          62,439       10.94
   Strategic Fixed Income Portfolio (Class 3)       354,508       10.81         321,669       10.81         195,526       10.73
   Focus Growth Portfolio (Class 3)                      --          --          36,569        8.64         114,071        8.55
   Focus Growth & Income Portfolio (Class 3)             --          --          25,276       10.64         138,226       10.50
   Focus Value Portfolio (Class 3)                       --          --          25,369       17.47         102,154       17.32
   Focus TechNet Portfolio (Class 3)                     --          --          19,055        5.14         183,099        5.11
   Allocation Moderate Portfolio (Class 3)        2,465,034       11.60         131,711       11.60       1,478,851       11.55
   Allocation Moderate Growth Portfolio
      (Class 3)                                   2,558,056       11.82          88,999       11.82       3,648,248       11.79
   Allocation Growth Portfolio (Class 3)          1,593,246       12.04         292,319       12.04         498,335       12.02
   Allocation Balanced Portfolio (Class 3)          929,424       11.34         255,040       11.34         428,371       11.28

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.


                                       11



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                      Contracts With              Contracts With              Contracts With
                                                      Total Expenses              Total Expenses              Total Expenses
                                                          of 1.80                     of 1.85                   of 1.95(1)
                                                --------------------------  --------------------------  --------------------------
                                                                  Unit                        Unit                        Unit
                                                Accumulation    value of    Accumulation    value of    Accumulation    value of
                                                    units     accumulation      units     accumulation      units     accumulation
Variable Accounts                                outstanding      units      outstanding      units     outstanding       units
-----------------                               ------------  ------------  ------------  ------------  ------------  ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1)                             --      $   --              --      $   --              --      $   --
   Moderate Growth Strategy (Class 1)                    --          --              --          --              --          --
   Balanced Growth Strategy (Class 1)                    --          --              --          --              --          --
   Conservative Growth Strategy (Class 1)                --          --              --          --              --          --
   Large Cap Growth Portfolio (Class 1)                  --          --              --          --              --          --
   Large Cap Composite Portfolio (Class 1)               --          --              --          --              --          --
   Large Cap Value Portfolio (Class 1)                   --          --              --          --              --          --
   Mid Cap Growth Portfolio (Class 1)                    --          --              --          --              --          --
   Mid Cap Value Portfolio (Class 1)                     --          --              --          --              --          --
   Small Cap Portfolio (Class 1)                         --          --              --          --              --          --
   International Equity Portfolio (Class 1)              --          --              --          --              --          --
   Diversified Fixed Income Portfolio
      (Class 1)                                          --          --              --          --              --          --
   Cash Management Portfolio (Class 1)                   --          --              --          --              --          --
   Focus Growth Portfolio (Class 1)                      --          --              --          --              --          --
   Growth Strategy (Class 2)                             --          --              --          --          83,897       19.35
   Moderate Growth Strategy (Class 2)                    --          --              --          --         538,995       18.38
   Balanced Growth Strategy (Class 2)                    --          --              --          --         231,243       17.67
   Conservative Growth Strategy (Class 2)                --          --              --          --         204,169       16.96
   Large Cap Growth Portfolio (Class 2)                  --          --              --          --         177,060       10.65
   Large Cap Composite Portfolio (Class 2)               --          --              --          --          50,286       10.68
   Large Cap Value Portfolio (Class 2)                   --          --              --          --         138,434       14.56
   Mid Cap Growth Portfolio (Class 2)                    --          --              --          --          83,197       19.08
   Mid Cap Value Portfolio (Class 2)                     --          --              --          --          73,362       21.98
   Small Cap Portfolio (Class 2)                         --          --              --          --         121,420       11.18
   International Equity Portfolio (Class 2)              --          --              --          --         206,601       12.27
   Diversified Fixed Income Portfolio
      (Class 2)                                          --          --              --          --         142,570       12.22
   Cash Management Portfolio (Class 2)                   --          --              --          --         152,597       10.93
   Focus Growth Portfolio (Class 2)                      --          --              --          --         121,807        8.53
   Focus Growth & Income Portfolio (Class 2)             --          --              --          --          74,225       10.50
   Focus Value Portfolio (Class 2)                       --          --              --          --         110,865       17.29
   Focus TechNet Portfolio (Class 2)                     --          --              --          --         125,006        5.11
   Growth Strategy (Class 3)                        271,174       19.30               5       19.40              --          --
   Moderate Growth Strategy (Class 3)               314,195       18.54               5       18.60              --          --
   Balanced Growth Strategy (Class 3)               255,039       17.76           4,160       17.81              --          --
   Conservative Growth Strategy (Class 3)           260,149       16.91               6       16.97              --          --
   Large Cap Growth Portfolio (Class 3)             286,088       10.71              10       10.75              --          --
   Large Cap Composite Portfolio (Class 3)           58,741       10.72               9       10.76              --          --
   Large Cap Value Portfolio (Class 3)              210,361       15.04               7       15.12              --          --
   Mid Cap Growth Portfolio (Class 3)               168,169       19.08               5       19.20              --          --
   Mid Cap Value Portfolio (Class 3)                128,269       23.43               4       23.54              --          --
   Small Cap Portfolio (Class 3)                    190,481       11.21               9       11.29              --          --
   International Equity Portfolio (Class 3)         362,759       12.28               8       12.36              --          --
   Diversified Fixed Income Portfolio
      (Class 3)                                     221,349       12.59               8       12.65              --          --
   Cash Management Portfolio (Class 3)              230,423       11.00               9       11.00              --          --
   Strategic Fixed Income Portfolio (Class 3)       112,478       10.78             640       10.84          31,427       10.72
   Focus Growth Portfolio (Class 3)                 154,476        8.58              12        8.62              --          --
   Focus Growth & Income Portfolio (Class 3)        151,606       10.11              10       10.19              --          --
   Focus Value Portfolio (Class 3)                   99,805       17.51             389       17.66              --          --
   Focus TechNet Portfolio (Class 3)                115,565        5.72              18        5.75              --          --
   Allocation Moderate Portfolio (Class 3)          931,666       11.56          16,738       11.62         288,845       11.50
   Allocation Moderate Growth Portfolio
      (Class 3)                                   1,511,884       11.78           4,119       11.84         560,145       11.72
   Allocation Growth Portfolio (Class 3)            931,489       12.00               8       12.05         210,971       11.95
   Allocation Balanced Portfolio (Class 3)          547,313       11.30          10,812       11.37         104,705       11.25

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred
     Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.


                                       12



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                      Contracts With              Contracts With              Contracts With
                                                      Total Expenses              Total Expenses              Total Expenses
                                                        of 1.95(3)                    of 2.00                     of 2.05
                                                --------------------------  --------------------------  --------------------------
                                                                  Unit                        Unit                        Unit
                                                Accumulation    value of    Accumulation    value of    Accumulation    value of
                                                    units     accumulation      units     accumulation      units     accumulation
Variable Accounts                                outstanding      units      outstanding      units     outstanding       units
-----------------                               ------------  ------------  ------------  ------------  ------------  ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1)                             --      $   --              --      $   --              --      $   --
   Moderate Growth Strategy (Class 1)                    --          --              --          --              --          --
   Balanced Growth Strategy (Class 1)                    --          --              --          --              --          --
   Conservative Growth Strategy (Class 1)                --          --              --          --              --          --
   Large Cap Growth Portfolio (Class 1)                  --          --              --          --              --          --
   Large Cap Composite Portfolio (Class 1)               --          --              --          --              --          --
   Large Cap Value Portfolio (Class 1)                   --          --              --          --              --          --
   Mid Cap Growth Portfolio (Class 1)                    --          --              --          --              --          --
   Mid Cap Value Portfolio (Class 1)                     --          --              --          --              --          --
   Small Cap Portfolio (Class 1)                         --          --              --          --              --          --
   International Equity Portfolio (Class 1)              --          --              --          --              --          --
   Diversified Fixed Income Portfolio
      (Class 1)                                          --          --              --          --              --          --
   Cash Management Portfolio (Class 1)                   --          --              --          --              --          --
   Focus Growth Portfolio (Class 1)                      --          --              --          --              --          --
   Growth Strategy (Class 2)                             --          --              --          --              --          --
   Moderate Growth Strategy (Class 2)                    --          --              --          --              --          --
   Balanced Growth Strategy (Class 2)                    --          --              --          --              --          --
   Conservative Growth Strategy (Class 2)                --          --              --          --              --          --
   Large Cap Growth Portfolio (Class 2)                  --          --              --          --              --          --
   Large Cap Composite Portfolio (Class 2)               --          --              --          --              --          --
   Large Cap Value Portfolio (Class 2)                   --          --              --          --              --          --
   Mid Cap Growth Portfolio (Class 2)                    --          --              --          --              --          --
   Mid Cap Value Portfolio (Class 2)                     --          --              --          --              --          --
   Small Cap Portfolio (Class 2)                         --          --              --          --              --          --
   International Equity Portfolio (Class 2)              --          --              --          --              --          --
   Diversified Fixed Income Portfolio
      (Class 2)                                          --          --              --          --              --          --
   Cash Management Portfolio (Class 2)                   --          --              --          --              --          --
   Focus Growth Portfolio (Class 2)                      --          --              --          --              --          --
   Focus Growth & Income Portfolio (Class 2)             --          --              --          --              --          --
   Focus Value Portfolio (Class 2)                       --          --              --          --              --          --
   Focus TechNet Portfolio (Class 2)                     --          --              --          --              --          --
   Growth Strategy (Class 3)                         32,816       18.87          22,247       19.32              11       19.04
   Moderate Growth Strategy (Class 3)                26,605       18.07          42,164       18.29              12       18.29
   Balanced Growth Strategy (Class 3)               173,714       17.41          15,362       17.55              12       17.54
   Conservative Growth Strategy (Class 3)            60,994       16.62           1,904       16.87              13       16.69
   Large Cap Growth Portfolio (Class 3)              40,131       10.53           5,215       10.62              21       10.53
   Large Cap Composite Portfolio (Class 3)            8,925       10.45           3,311       10.65              20       10.60
   Large Cap Value Portfolio (Class 3)               44,950       14.44           6,362       14.52              14       14.91
   Mid Cap Growth Portfolio (Class 3)                13,093       18.81           2,312       18.99              11       18.95
   Mid Cap Value Portfolio (Class 3)                 21,298       21.62           2,297       21.80               9       23.15
   Small Cap Portfolio (Class 3)                     15,426       11.02           8,352       11.12             627       11.15
   International Equity Portfolio (Class 3)          30,568       12.08           8,214       12.22           1,994       12.17
   Diversified Fixed Income Portfolio
      (Class 3)                                      96,876       12.20           4,336       12.10              17       12.50
   Cash Management Portfolio (Class 3)               21,893       10.91             534       10.84              19       10.94
   Strategic Fixed Income Portfolio (Class 3)        64,754       10.72           3,905       10.67              20       10.62
   Focus Growth Portfolio (Class 3)                   8,278        8.33          12,220        8.47              26        8.47
   Focus Growth & Income Portfolio (Class 3)          9,293       10.32           3,900       10.44              21        9.96
   Focus Value Portfolio (Class 3)                   14,696       17.01           4,407       17.20              12       17.36
   Focus TechNet Portfolio (Class 3)                  4,055        5.03           5,951        5.09              38        5.68
   Allocation Moderate Portfolio (Class 3)           27,490       11.51         100,072       11.50           3,775       11.43
   Allocation Moderate Growth Portfolio
      (Class 3)                                      61,772       11.72          62,184       11.75           3,720       11.68
   Allocation Growth Portfolio (Class 3)             55,316       11.95          48,567       11.96           3,933       11.93
   Allocation Balanced Portfolio (Class 3)          237,791       11.25          34,705       11.21          27,777       11.13

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.


                                       13



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2008

                                                                                Net
                                                                               Asset
                                                                               Value        Net
                                                                                Per        Asset
Variable Accounts                                                  Shares      Share       Value          Cost
-----------------                                                ----------   ------   ------------   ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1):
      Multi-Managed Growth Portfolio (Class 1)                    1,875,809   $14.97   $ 28,081,338   $ 27,117,366
      Asset Allocation: Diversified Growth Portfolio (Class 1)    1,098,032    12.54     13,766,787     14,496,556
      Stock Portfolio (Class 1)                                     820,875    17.08     14,023,509     14,183,180
                                                                                       ------------   ------------
                                                                                         55,871,634     55,797,102
                                                                                       ------------   ------------
   Moderate Growth Strategy (Class 1):
      Multi-Managed Moderate Growth Portfolio (Class 1)           2,432,169    14.20     34,530,044     32,979,811
      Asset Allocation: Diversified Growth Portfolio (Class 1)    1,248,437    12.54     15,652,526     15,703,848
      Stock Portfolio (Class 1)                                     746,671    17.08     12,755,838     11,791,139
                                                                                       ------------   ------------
                                                                                         62,938,408     60,474,798
                                                                                       ------------   ------------
   Balanced Growth Strategy (Class 1):
      Multi-Managed Income/Equity Portfolio (Class 1)             2,005,034    13.39     26,840,149     24,795,243
      Asset Allocation: Diversified Growth Portfolio (Class 1)      991,120    12.54     12,426,353     11,303,992
      Stock Portfolio (Class 1)                                     592,765    17.08     10,126,577      8,612,442
                                                                                       ------------   ------------
                                                                                         49,393,079     44,711,677
                                                                                       ------------   ------------
   Conservative Growth Strategy (Class 1):
      Multi-Managed Income Portfolio (Class 1)                    1,688,988    12.49     21,102,573     19,985,597
      Asset Allocation: Diversified Growth Portfolio (Class 1)      726,333    12.54      9,106,537      7,292,727
      Stock Portfolio (Class 1)                                     325,832    17.08      5,566,386      4,297,580
                                                                                       ------------   ------------
                                                                                         35,775,496     31,575,904
                                                                                       ------------   ------------
   Large Cap Growth Portfolio (Class 1)                             782,360    11.05      8,641,999      8,178,087
   Large Cap Composite Portfolio (Class 1)                          229,849    11.12      2,555,161      2,363,806
   Large Cap Value Portfolio (Class 1)                            1,033,782    13.35     13,796,646     12,461,091
   Mid Cap Growth Portfolio (Class 1)                               669,688    14.20      9,511,310      8,851,812
   Mid Cap Value Portfolio (Class 1)                                681,164    16.52     11,255,868     10,583,173
   Small Cap Portfolio (Class 1)                                    712,210     8.79      6,262,427      6,949,518
   International Equity Portfolio (Class 1)                       1,208,539    11.33     13,691,881     13,046,791
   Diversified Fixed Income Portfolio (Class 1)                     698,460    11.03      7,703,759      7,399,959
   Cash Management Portfolio (Class 1)                              819,204    11.25      9,213,724      9,363,178
   Focus Growth Portfolio (Class 1)                                 351,399    10.10      3,549,210      2,917,236

   Growth Strategy (Class 2):
      Multi-Managed Growth Portfolio (Class 2)                    4,711,138    14.93     70,345,392     54,424,377
      Asset Allocation: Diversified Growth Portfolio (Class 2)    2,757,497    12.51     34,486,912     32,078,931
      Stock Portfolio (Class 2)                                   2,072,511    16.95     35,129,474     32,345,350
                                                                                       ------------   ------------
                                                                                        139,961,778    118,848,658
                                                                                       ------------   ------------
   Moderate Growth Strategy (Class 2):
      Multi-Managed Moderate Growth Portfolio (Class 2)          11,223,170    14.16    158,877,382    131,627,800
      Asset Allocation: Diversified Growth Portfolio (Class 2)    5,758,644    12.51     72,021,071     64,620,386
      Stock Portfolio (Class 2)                                   3,462,370    16.95     58,687,859     51,939,683
                                                                                       ------------   ------------
                                                                                        289,586,312    248,187,869
                                                                                       ------------   ------------
   Balanced Growth Strategy (Class 2):
      Multi-Managed Income/Equity Portfolio (Class 2)             9,541,180    13.35    127,398,832    112,447,224
      Asset Allocation: Diversified Growth Portfolio (Class 2)    4,716,180    12.51     58,983,388     52,183,547
      Stock Portfolio (Class 2)                                   2,835,617    16.95     48,064,282     41,730,876
                                                                                       ------------   ------------
                                                                                        234,446,502    206,361,647
                                                                                       ------------   ------------
   Conservative Growth Strategy (Class 2):
      Multi-Managed Income Portfolio (Class 2)                    7,182,039    12.46     89,523,235     84,899,148
      Asset Allocation: Diversified Growth Portfolio (Class 2)    3,089,606    12.51     38,640,468     33,469,852
      Stock Portfolio (Class 2)                                   1,393,443    16.95     23,619,144     19,977,223
                                                                                       ------------   ------------
                                                                                        151,782,847    138,346,223
                                                                                       ------------   ------------
   Large Cap Growth Portfolio (Class 2)                           7,912,851    10.95     86,635,451     66,736,303
   Large Cap Composite Portfolio (Class 2)                        2,518,974    11.08     27,921,225     23,697,999
   Large Cap Value Portfolio (Class 2)                            7,456,223    13.31     99,223,579     84,671,992
   Mid Cap Growth Portfolio (Class 2)                             5,587,644    14.01     78,303,444     68,202,879
   Mid Cap Value Portfolio (Class 2)                              5,324,163    16.47     87,665,109     84,731,032
   Small Cap Portfolio (Class 2)                                  6,427,899     8.68     55,804,975     59,702,946
   International Equity Portfolio (Class 2)                      11,135,271    11.30    125,857,123    105,125,298
   Diversified Fixed Income Portfolio (Class 2)                  10,148,526    11.01    111,695,901    108,316,012
   Cash Management Portfolio (Class 2)                            5,758,577    11.22     64,636,139     65,012,167
   Focus Growth Portfolio (Class 2)                               6,106,518     9.99     60,994,001     47,671,017
   Focus Growth & Income Portfolio (Class 2)                      4,222,250     9.42     39,754,084     40,802,805
   Focus Value Portfolio (Class 2)                                4,609,891    15.53     71,591,375     65,971,015
   Focus TechNet Portfolio (Class 2)                              3,458,740     6.29     21,747,615     19,193,611

   Growth Strategy (Class 3):
      Multi-Managed Growth Portfolio (Class 3)                    3,359,196    14.91     50,077,318     43,919,658
      Asset Allocation: Diversified Growth Portfolio (Class 3)    1,967,781    12.48     24,565,294     24,921,798
      Stock Portfolio (Class 3)                                   1,480,711    16.89     25,015,379     25,328,005
                                                                                       ------------   ------------
                                                                                         99,657,991     94,169,461
                                                                                       ------------   ------------
   Moderate Growth Strategy (Class 3):
      Multi-Managed Moderate Growth Portfolio (Class 3)           5,761,592    14.14     81,440,150     73,267,772
      Asset Allocation: Diversified Growth Portfolio (Class 3)    2,957,283    12.48     36,917,994     36,367,488
      Stock Portfolio (Class 3)                                   1,780,482    16.89     30,079,771     29,646,658
                                                                                       ------------   ------------
                                                                                        148,437,915    139,281,918
                                                                                       ------------   ------------
   Balanced Growth Strategy (Class 3):
      Multi-Managed Income/Equity Portfolio (Class 3)             4,150,776    13.33     55,338,823     51,160,739
      Asset Allocation: Diversified Growth Portfolio (Class 3)    2,052,041    12.48     25,617,169     24,648,613
      Stock Portfolio (Class 3)                                   1,235,445    16.89     20,871,819     20,097,457
                                                                                       ------------   ------------
                                                                                        101,827,811     95,906,809
                                                                                       ------------   ------------
   Conservative Growth Strategy (Class 3):
      Multi-Managed Income Portfolio (Class 3)                    2,992,540    12.45     37,253,638     36,452,477
      Asset Allocation: Diversified Growth Portfolio (Class 3)    1,286,010    12.48     16,054,236     15,616,746
      Stock Portfolio (Class 3)                                     580,496    16.89      9,806,997      9,526,971
                                                                                       ------------   ------------
                                                                                         63,114,871     61,596,194
                                                                                       ------------   ------------
   Large Cap Growth Portfolio (Class 3)                           4,894,879    10.90     53,372,113     45,247,145
   Large Cap Composite Portfolio (Class 3)                        1,315,436    11.07     14,555,522     13,635,126
   Large Cap Value Portfolio (Class 3)                            3,958,894    13.29     52,605,384     50,655,922
   Mid Cap Growth Portfolio (Class 3)                             3,406,082    13.92     47,415,753     45,782,927
   Mid Cap Value Portfolio (Class 3)                              3,123,495    16.43     51,320,989     56,073,907
   Small Cap Portfolio (Class 3)                                  4,309,654     8.63     37,171,819     41,411,308
   International Equity Portfolio (Class 3)                       7,015,541    11.28     79,129,244     75,203,092
   Diversified Fixed Income Portfolio (Class 3)                   4,727,778    10.98     51,917,039     51,104,724
   Cash Management Portfolio (Class 3)                            4,448,702    11.21     49,861,340     50,024,473
   Strategic Fixed Income Portfolio (Class 3)                     2,889,302    10.09     29,148,479     29,656,719
   Focus Growth Portfolio (Class 3)                               3,721,699     9.93     36,969,065     31,966,441
   Focus Growth and Income Portfolio (Class 3)                    3,518,410     9.38     33,015,334     35,905,367
   Focus Value Portfolio (Class 3)                                2,831,121    15.49     43,864,825     44,442,906
   Focus TechNet Portfolio (Class 3)                              3,281,707     6.25     20,525,240     19,090,495
   Allocation Moderate Portfolio (Class 3)                       20,018,573    11.70    234,223,168    228,749,905
   Allocation Moderate Growth Portfolio (Class 3)                37,176,328    12.06    448,511,245    439,099,974
   Allocation Growth Portfolio (Class 3)                         16,161,204    12.27    198,295,570    190,785,929
   Allocation Balanced Portfolio (Class 3)                       10,629,572    11.33    120,429,696    116,789,959

                 See accompanying notes to financial statements.


                                       14


                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008

                                                  Moderate      Balanced    Conservative
                                     Growth        Growth        Growth        Growth
                                    Strategy      Strategy      Strategy      Strategy
                                    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                  ------------  ------------  ------------  -----------
Investment income:
   Dividends                      $    916,182  $  1,330,881  $  1,400,406  $ 1,279,733
                                  ------------  ------------  ------------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (899,162)   (1,011,916)     (763,202)    (549,452)
                                  ------------  ------------  ------------  -----------
Net investment income (loss)            17,020       318,965       637,204      730,281
                                  ------------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        20,427,417    22,561,326    17,003,047   11,835,962
   Cost of shares sold             (19,615,731)  (20,526,230)  (14,526,379)  (9,860,375)
                                  ------------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions             811,686     2,035,096     2,476,668    1,975,587
Realized gain distributions          2,353,617     2,963,328     2,229,342    1,207,597
                                  ------------  ------------  ------------  -----------
Net realized gains                   3,165,303     4,998,424     4,706,010    3,183,184
                                  ------------  ------------  ------------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               3,079,510     7,745,381     9,218,544    7,691,782
   End of period                        74,532     2,463,610     4,681,402    4,199,592
                                  ------------  ------------  ------------  -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                   (3,004,978)   (5,281,771)   (4,537,142)  (3,492,190)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
   from operations                $    177,345  $     35,618  $    806,072  $   421,275
                                  ============  ============  ============  ===========

                                   Large Cap    Large Cap   Large Cap     Mid Cap
                                     Growth     Composite     Value       Growth
                                   Portfolio    Portfolio   Portfolio    Portfolio
                                   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                  -----------  ----------  -----------  -----------
Investment income:
   Dividends                      $    58,826  $   18,172  $   176,443  $         0
                                  -----------  ----------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk     (132,147)    (42,144)    (224,923)    (168,942)
                                  -----------  ----------  -----------  -----------
Net investment income (loss)          (73,321)    (23,972)     (48,480)    (168,942)
                                  -----------  ----------  -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        3,839,830   1,196,689    4,778,588    5,356,970
   Cost of shares sold             (3,692,521)   (997,552)  (3,863,374)  (4,420,031)
                                  -----------  ----------  -----------  -----------
Net realized gains (losses) from
   securities transactions            147,309     199,137      915,214      936,939
Realized gain distributions            76,931     109,466      572,521      950,009
                                  -----------  ----------  -----------  -----------
Net realized gains                    224,240     308,603    1,487,735    1,886,948
                                  -----------  ----------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                 49,529     620,841    3,940,848    2,248,780
   End of period                      463,912     191,355    1,335,555      659,498
                                  -----------  ----------  -----------  -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                     414,383    (429,486)  (2,605,293)  (1,589,282)
                                  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
   from operations                $   565,302  $ (144,855) $(1,166,038) $   128,724
                                  ===========  ==========  ===========  ===========

                 See accompanying notes to financial statements.


                                       15



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                    Mid Cap                 International  Diversified
                                     Value      Small Cap      Equity     Fixed Income
                                   Portfolio    Portfolio     Portfolio     Portfolio
                                   (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                  -----------  -----------  ------------- ------------
Investment income:
   Dividends                      $   104,477  $         0   $   133,711  $   245,299
                                  -----------  -----------   -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk     (196,931)    (112,714)     (210,633)    (112,967)
                                  -----------  -----------   -----------  -----------
Net investment income (loss)          (92,454)    (112,714)      (76,922)     132,332
                                  -----------  -----------   -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        4,632,948    2,899,275     5,288,262    4,002,335
   Cost of shares sold             (3,743,101)  (2,728,649)   (4,401,719)  (3,843,846)
                                  -----------  -----------   -----------  -----------
Net realized gains (losses) from
   securities transactions            889,847      170,626       886,543      158,489
Realized gain distributions         1,263,520      579,077       888,984            0
                                  -----------  -----------   -----------  -----------
Net realized gains                  2,153,367      749,703     1,775,527      158,489
                                  -----------  -----------   -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              4,715,929    1,357,136     2,879,822      258,823
   End of period                      672,695     (687,091)      645,090      303,800
                                  -----------  -----------   -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (4,043,234)  (2,044,227)   (2,234,732)      44,977
                                  -----------  -----------   -----------  -----------
Increase (decrease) in net assets
   from operations                $(1,982,321) $(1,407,238)  $  (536,127) $   335,798
                                  ===========  ===========   ===========  ===========

                                      Cash        Focus                     Moderate
                                   Management     Growth       Growth        Growth
                                   Portfolio    Portfolio     Strategy      Strategy
                                   (Class 1)    (Class 1)     (Class 2)     (Class 2)
                                  -----------  -----------  ------------  ------------
Investment income:
   Dividends                      $   286,885  $         0  $  2,090,894  $  5,662,883
                                  -----------  -----------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk     (106,761)     (57,867)   (2,454,331)   (5,037,603)
                                  -----------  -----------  ------------  ------------
Net investment income (loss)          180,124      (57,867)     (363,437)      625,280
                                  -----------  -----------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        8,129,026    1,837,966    40,454,879    70,764,879
   Cost of shares sold             (7,968,249)  (1,442,734)  (32,461,740)  (57,270,146)
                                  -----------  -----------  ------------  ------------
Net realized gains (losses) from
   securities transactions            160,777      395,232     7,993,139    13,494,733
Realized gain distributions                 0            0     5,923,889    13,599,869
                                  -----------  -----------  ------------  ------------
Net realized gains                    160,777      395,232    13,917,028    27,094,602
                                  -----------  -----------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                 72,243      704,226    35,095,533    71,283,288
   End of period                     (149,454)     631,974    21,113,120    41,398,443
                                  -----------  -----------  ------------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                       (221,697)     (72,252)  (13,982,413)  (29,884,845)
                                  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
   from operations                $   119,204  $   265,113  $   (428,822) $ (2,164,963)
                                  ===========  ===========  ============  ============

                 See accompanying notes to financial statements.


                                       16



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                    Balanced    Conservative    Large Cap    Large Cap
                                     Growth        Growth        Growth      Composite
                                    Strategy      Strategy      Portfolio    Portfolio
                                   (Class 2)      (Class 2)     (Class 2)    (Class 2)
                                  ------------  ------------  ------------  -----------
Investment income:
   Dividends                      $  6,481,391  $  5,100,329  $    475,797  $   159,492
                                  ------------  ------------  ------------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk    (4,009,614)   (2,544,842)   (1,487,646)    (510,699)
                                  ------------  ------------  ------------  -----------
Net investment income (loss)         2,471,777     2,555,487    (1,011,849)    (351,207)
                                  ------------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        65,952,874    44,375,816    25,330,211    8,302,368
   Cost of shares sold             (55,216,127)  (38,335,415)  (19,620,637)  (6,428,559)
                                  ------------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions          10,736,747     6,040,401     5,709,574    1,873,809
Realized gain distributions         10,908,546     5,032,896       784,359    1,221,661
                                  ------------  ------------  ------------  -----------
Net realized gains                  21,645,293    11,073,297     6,493,933    3,095,470
                                  ------------  ------------  ------------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              49,794,747    25,816,689    20,191,522    8,697,774
   End of period                    28,084,855    13,436,624    19,899,148    4,223,226
                                  ------------  ------------  ------------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (21,709,892)  (12,380,065)     (292,374)  (4,474,548)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
   from operations                $  2,407,178  $  1,248,719  $  5,189,710  $(1,730,285)
                                  ============  ============  ============  ===========

                                    Large Cap      Mid Cap       Mid Cap
                                      Value        Growth         Value       Small Cap
                                    Portfolio     Portfolio     Portfolio     Portfolio
                                    (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                  ------------  ------------  ------------  ------------
Investment income:
   Dividends                      $  1,153,220  $          0  $    652,519  $          0
                                  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk    (1,873,888)   (1,436,630)   (1,729,940)   (1,111,656)
                                  ------------  ------------  ------------  ------------
Net investment income (loss)          (720,668)   (1,436,630)   (1,077,421)   (1,111,656)
                                  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        31,595,221    25,936,600    35,417,955    22,237,863
   Cost of shares sold             (24,969,826)  (20,429,655)  (30,355,970)  (19,861,704)
                                  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions           6,625,395     5,506,945     5,061,985     2,376,159
Realized gain distributions          4,267,913     8,121,074     9,813,686     5,131,463
                                  ------------  ------------  ------------  ------------
Net realized gains                  10,893,308    13,628,019    14,875,671     7,507,622
                                  ------------  ------------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              33,924,407    22,656,421    32,465,720    15,075,452
   End of period                    14,551,587    10,100,565     2,934,077    (3,897,971)
                                  ------------  ------------  ------------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (19,372,820)  (12,555,856)  (29,531,643)  (18,973,423)
                                  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
   from operations                $ (9,200,180) $   (364,467) $(15,733,393) $(12,577,457)
                                  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       17


                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                  International  Diversified     Cash         Focus
                                      Equity    Fixed Income  Management      Growth
                                    Portfolio     Portfolio    Portfolio    Portfolio
                                    (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                  ------------- ------------ ------------  -----------
Investment income:
   Dividends                      $  1,068,410  $  3,125,372 $  2,165,096  $          0
                                  ------------  ------------ ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk    (2,303,553)   (1,632,443)    (914,176)   (1,029,914)
                                  ------------  ------------ ------------  ------------
Net investment income (loss)        (1,235,143)    1,492,929    1,250,920    (1,029,914)
                                  ------------  ------------ ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        44,098,032    32,661,521   82,323,447    17,716,907
   Cost of shares sold             (33,319,366)  (31,610,121) (81,758,627)  (12,911,895)
                                  ------------  ------------ ------------  ------------
Net realized gains (losses) from
   securities transactions          10,778,666     1,051,400      564,820     4,805,012
Realized gain distributions          8,389,613             0            0             0
                                  ------------  ------------ ------------  ------------
Net realized gains                  19,168,279     1,051,400      564,820     4,805,012
                                  ------------  ------------ ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              43,946,505     1,764,743      673,556    14,063,876
   End of period                    20,731,825     3,379,889     (376,028)   13,322,984
                                  ------------  ------------ ------------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                  (23,214,680)    1,615,146   (1,049,584)     (740,892)
                                  ------------  ------------ ------------  ------------
Increase (decrease) in net assets
   from operations                $ (5,281,544) $  4,159,475 $    766,156  $  3,034,206
                                  ============  ============ ============  ============

                                   Focus Growth      Focus        Focus
                                    and Income       Value       TechNet       Growth
                                     Portfolio     Portfolio    Portfolio     Strategy
                                     (Class 2)     (Class 2)    (Class 2)     (Class 3)
                                   ------------  ------------  -----------  ------------
Investment income:
   Dividends                       $    251,488  $    653,759  $         0  $  1,187,742
                                   ------------  ------------  -----------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk       (746,290)   (1,327,373)    (375,594)   (1,347,593)
                                   ------------  ------------  -----------  ------------
Net investment income (loss)           (494,802)     (673,614)    (375,594)     (159,851)
                                   ------------  ------------  -----------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         15,284,839    24,193,605    9,790,784    19,192,862
   Cost of shares sold              (12,660,884)  (18,662,796)  (7,961,833)  (16,265,921)
                                   ------------  ------------  -----------  ------------
Net realized gains (losses) from
   securities transactions            2,623,955     5,530,809    1,828,951     2,926,941
Realized gain distributions           6,398,569     8,370,527            0     3,606,336
                                   ------------  ------------  -----------  ------------
Net realized gains                    9,022,524    13,901,336    1,828,951     6,533,277
                                   ------------  ------------  -----------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               11,238,945    25,895,128    4,020,823    12,521,695
   End of period                     (1,048,721)    5,620,360    2,554,004     5,488,530
                                   ------------  ------------  -----------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                   (12,287,666)  (20,274,768)  (1,466,819)   (7,033,165)
                                   ------------  ------------  -----------  ------------
Increase (decrease) in net assets
   from operations                 $ (3,759,944) $ (7,047,046) $   (13,462) $   (659,739)
                                   ============  ============  ===========  ============

                 See accompanying notes to financial statements.


                                       18



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                     Moderate     Balanced    Conservative    Large Cap
                                      Growth       Growth        Growth        Growth
                                     Strategy     Strategy      Strategy      Portfolio
                                    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                  ------------  ------------  ------------  ------------
Investment income:
   Dividends                      $  2,593,723  $  2,617,920  $  1,745,276  $    230,245
                                  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk    (2,215,161)   (1,625,706)     (864,332)     (781,756)
                                  ------------  ------------  ------------  ------------
Net investment income (loss)           378,562       992,214       880,944      (551,511)
                                  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        31,517,561    29,314,496    17,930,265    14,051,750
   Cost of shares sold             (27,435,354)  (26,165,460)  (16,561,208)  (11,477,638)
                                  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions           4,082,207     3,149,036     1,369,057     2,574,112
Realized gain distributions          6,566,629     4,575,181     1,776,174       454,572
                                  ------------  ------------  ------------  ------------
Net realized gains                  10,648,836     7,724,217     3,145,231     3,028,684
                                  ------------  ------------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              21,603,694    13,730,384     5,062,247     7,546,270
   End of period                     9,155,997     5,921,002     1,518,677     8,124,968
                                  ------------  ------------  ------------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                  (12,447,697)   (7,809,382)   (3,543,570)      578,698
                                  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
   from operations                $ (1,420,299) $    907,049  $    482,605  $  3,055,871
                                  ============  ============  ============  ============

                                   Large Cap     Large Cap     Mid Cap       Mid Cap
                                   Composite       Value        Growth        Value
                                   Portfolio     Portfolio    Portfolio     Portfolio
                                   (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                  -----------  ------------  -----------  ------------
Investment income:
   Dividends                      $    62,571  $    539,579  $         0  $    303,137
                                  -----------  ------------  -----------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk     (227,195)     (871,723)    (757,413)     (860,029)
                                  -----------  ------------  -----------  ------------
Net investment income (loss)         (164,624)     (332,144)    (757,413)     (556,892)
                                  -----------  ------------  -----------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        2,565,396    11,426,044   10,276,728    11,996,889
   Cost of shares sold             (2,209,622)  (10,250,808)  (9,038,674)  (12,218,882)
                                  -----------  ------------  -----------  ------------
Net realized gains (losses) from
   securities transactions            355,774     1,175,236    1,238,054      (221,993)
Realized gain distributions           582,955     2,190,730    4,647,692     5,417,678
                                  -----------  ------------  -----------  ------------
Net realized gains                    938,729     3,365,966    5,885,746     5,195,685
                                  -----------  ------------  -----------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              2,558,962     9,767,630    7,251,582     8,235,317
   End of period                      920,396     1,949,462    1,632,826    (4,752,918)
                                  -----------  ------------  -----------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                  (1,638,566)   (7,818,168)  (5,618,756)  (12,988,235)
                                  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
   from operations                $  (864,461) $ (4,784,346) $  (490,423) $ (8,349,442)
                                  ===========  ============  ===========  ============

                 See accompanying notes to financial statements.


                                       19



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                International  Diversified      Cash
                                    Small Cap       Equity    Fixed Income   Management
                                    Portfolio     Portfolio     Portfolio     Portfolio
                                    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                  ------------  ------------- ------------  ------------
Investment income:
   Dividends                      $          0  $    560,472  $  1,106,150  $  1,424,362
                                  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk      (620,088)   (1,221,476)     (604,731)     (638,275)
                                  ------------  ------------  ------------  ------------
Net investment income (loss)          (620,088)     (661,004)      501,419       786,087
                                  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         8,081,907    18,748,696    12,164,608    69,009,163
   Cost of shares sold              (7,706,192)  (15,925,410)  (11,998,505)  (68,744,455)
                                  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions             375,715     2,823,286       166,103       264,708
Realized gain distributions          3,100,490     4,978,396             0             0
                                  ------------  ------------  ------------  ------------
Net realized gains                   3,476,205     7,801,682       166,103       264,708
                                  ------------  ------------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               6,170,856    14,447,693        41,012       327,246
   End of period                    (4,239,489)    3,926,152       812,315      (163,133)
                                  ------------  ------------  ------------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (10,410,345)  (10,521,541)      771,303      (490,379)
                                  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
   from operations                $ (7,554,228) $ (3,380,863) $  1,438,825  $    560,416
                                  ============  ============  ============  ============

                                    Strategic     Focus     Focus Growth     Focus
                                  Fixed Income    Growth     and Income      Value
                                    Portfolio   Portfolio     Portfolio    Portfolio
                                    (Class 3)   (Class 3)     (Class 3)    (Class 3)
                                  ------------ -----------  ------------ ------------
Investment income:
   Dividends                      $ 1,406,840  $         0  $   165,203  $    349,712
                                  -----------  -----------  -----------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk     (434,433)    (534,509)    (555,487)     (744,166)
                                  -----------  -----------  -----------  ------------
Net investment income (loss)          972,407     (534,509)    (390,284)     (394,454)
                                  -----------  -----------  -----------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        6,890,464    9,396,749    8,638,363    12,214,147
   Cost of shares sold             (6,894,517)  (7,493,734)  (8,425,128)  (10,926,859)
                                  -----------  -----------  -----------  ------------
Net realized gains (losses) from
   securities transactions             (4,053)   1,903,015      213,235     1,287,288
Realized gain distributions           150,907            0    5,079,052     5,044,901
                                  -----------  -----------  -----------  ------------
Net realized gains                    146,854    1,903,015    5,292,287     6,332,189
                                  -----------  -----------  -----------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                781,060    4,789,315    5,362,477     9,916,162
   End of period                     (508,240)   5,002,624   (2,890,033)     (578,081)
                                  -----------  -----------  -----------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (1,289,300)     213,309   (8,252,510)  (10,494,243)
                                  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
   from operations                $  (170,039) $ 1,581,815  $(3,350,507) $ (4,556,508)
                                  ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.


                                       20



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                              Allocation
                                     Focus      Allocation     Moderate     Allocation    Allocation
                                    TechNet      Moderate       Growth        Growth       Balanced
                                   Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                   (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                  -----------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                      $         0  $  2,658,867  $  3,654,701  $  2,121,217  $  1,282,082
                                  -----------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk     (293,557)   (3,239,126)   (5,579,150)   (3,068,317)   (1,507,530)
                                  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)         (293,557)     (580,259)   (1,924,449)     (947,100)     (225,448)
                                  -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        5,399,999    36,451,012    32,192,307    24,006,750    14,690,596
   Cost of shares sold             (4,626,874)  (33,831,479)  (29,434,991)  (21,825,165)  (13,636,533)
                                  -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions            773,125     2,619,533     2,757,316     2,181,585     1,054,063
Realized gain distributions                 0     3,786,690     4,877,840     3,536,326     1,267,391
                                  -----------  ------------  ------------  ------------  ------------
Net realized gains                    773,125     6,406,223     7,635,156     5,717,911     2,321,454
                                  -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              1,920,579    18,330,426    31,641,029    24,135,269     7,012,939
   End of period                    1,434,745     5,473,263     9,411,271     7,509,641     3,639,737
                                  -----------  ------------  ------------  ------------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                    (485,834)  (12,857,163)  (22,229,758)  (16,625,628)   (3,373,202)
                                  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
   from operations                $    (6,266) $ (7,031,199) $(16,519,051) $(11,854,817) $ (1,277,196)
                                  ===========  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       21


                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008

                                                  Moderate      Balanced    Conservative
                                     Growth        Growth        Growth        Growth
                                    Strategy      Strategy      Strategy      Strategy
                                    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $     17,020  $    318,965  $    637,204  $   730,281
   Net realized gains                3,165,303     4,998,424     4,706,010    3,183,184
   Change in net unrealized
      appreciation (depreciation)
      of investments                (3,004,978)   (5,281,771)   (4,537,142)  (3,492,190)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from operations           177,345        35,618       806,072      421,275
                                  ------------  ------------  ------------  -----------
From capital transactions:
      Net proceeds from units
         sold                          144,750       214,969       133,974       66,975
      Cost of units redeemed       (13,031,454)  (16,102,510)  (11,594,385)  (8,122,042)
      Net transfers                 (4,464,916)   (2,884,663)       (2,027)     187,073
      Contract maintenance charge      (40,612)      (34,164)      (24,071)     (15,209)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (17,392,232)  (18,806,368)  (11,486,509)  (7,883,203)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in net assets  (17,214,887)  (18,770,750)  (10,680,437)  (7,461,928)
Net assets at beginning of period   73,086,521    81,709,158    60,073,516   43,237,424
                                  ------------  ------------  ------------  -----------
Net assets at end of period       $ 55,871,634  $ 62,938,408  $ 49,393,079  $35,775,496
                                  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            7,152        10,916         7,092        3,876
   Units redeemed                     (645,756)     (826,328)     (629,937)    (463,245)
   Units transferred                  (221,741)     (148,686)          (27)      10,522
                                  ------------  ------------  ------------  -----------
Increase (decrease) in units
   outstanding                        (860,345)     (964,098)     (622,872)    (448,847)
Beginning units                      3,641,651     4,231,809     3,297,863    2,482,202
                                  ------------  ------------  ------------  -----------
Ending units                         2,781,306     3,267,711     2,674,991    2,033,355
                                  ============  ============  ============  ===========

                                   Large Cap    Large Cap    Large Cap     Mid Cap
                                     Growth     Composite      Value        Growth
                                   Portfolio    Portfolio    Portfolio    Portfolio
                                   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (73,321) $   (23,972) $   (48,480) $  (168,942)
   Net realized gains                 224,240      308,603    1,487,735    1,886,948
   Change in net unrealized
      appreciation (depreciation)
      of investments                  414,383     (429,486)  (2,605,293)  (1,589,282)
                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations          565,302     (144,855)  (1,166,038)     128,724
                                  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                          10,923        1,377       15,993        9,331
      Cost of units redeemed       (2,145,032)    (867,701)  (2,480,469)  (2,238,692)
      Net transfers                  (295,904)      (1,622)    (728,550)  (2,405,313)
      Contract maintenance charge      (3,294)      (1,066)      (3,872)      (4,099)
                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (2,433,307)    (869,012)  (3,196,898)  (4,638,773)
                                  -----------  -----------  -----------  -----------
Increase (decrease) in net assets  (1,868,005)  (1,013,867)  (4,362,936)  (4,510,049)
Net assets at beginning of period  10,510,004    3,569,028   18,159,582   14,021,359
                                  -----------  -----------  -----------  -----------
Net assets at end of period       $ 8,641,999  $ 2,555,161  $13,796,646  $ 9,511,310
                                  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             991          116          969          469
   Units redeemed                    (200,911)     (73,800)    (149,845)    (112,389)
   Units transferred                  (30,107)        (947)     (46,613)    (115,393)
                                  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                       (230,027)     (74,631)    (195,489)    (227,313)
Beginning units                     1,011,578      304,609    1,079,612      708,928
                                  -----------  -----------  -----------  -----------
Ending units                          781,551      229,978      884,123      481,615
                                  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.


                                       22



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                    Mid Cap                 International  Diversified
                                     Value      Small Cap       Equity    Fixed Income
                                   Portfolio    Portfolio     Portfolio     Portfolio
                                   (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                  -----------  -----------  ------------- ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (92,454) $  (112,714)  $   (76,922) $   132,332
   Net realized gains               2,153,367      749,703     1,775,527      158,489
   Change in net unrealized
      appreciation (depreciation)
      of investments               (4,043,234)  (2,044,227)   (2,234,732)      44,977
                                  -----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from operations       (1,982,321)  (1,407,238)     (536,127)     335,798
                                  -----------  -----------   -----------  -----------
From capital transactions:
      Net proceeds from units sold     45,694        7,021         3,569       19,193
      Cost of units redeemed       (2,469,374)  (1,622,913)   (2,472,825)  (2,503,779)
      Net transfers                (1,141,344)    (563,551)      757,360      644,342
      Contract maintenance charge      (4,318)      (2,289)       (3,102)      (1,997)
                                  -----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (3,569,342)  (2,181,732)   (1,714,998)  (1,842,241)
                                  -----------  -----------   -----------  -----------
Increase (decrease) in net assets  (5,551,663)  (3,588,970)   (2,251,125)  (1,506,443)
Net assets at beginning of period  16,807,531    9,851,397    15,943,006    9,210,202
                                  -----------  -----------   -----------  -----------
Net assets at end of period       $11,255,868  $ 6,262,427   $13,691,881  $ 7,703,759
                                  ===========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           1,754          510           269        1,476
   Units redeemed                     (94,796)    (124,134)     (189,527)    (198,891)
   Units transferred                  (47,941)     (45,641)       50,213       49,672
                                  -----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                       (140,983)    (169,265)     (139,045)    (147,743)
Beginning units                       603,383      706,806     1,212,296      736,309
                                  -----------  -----------   -----------  -----------
Ending units                          462,400      537,541     1,073,251      588,566
                                  ===========  ===========   ===========  ===========

                                      Cash        Focus                     Moderate
                                   Management     Growth       Growth        Growth
                                   Portfolio    Portfolio     Strategy      Strategy
                                   (Class 1)    (Class 1)     (Class 2)     (Class 2)
                                  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   180,124  $   (57,867) $   (363,437) $    625,280
   Net realized gains                 160,777      395,232    13,917,028    27,094,602
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (221,697)     (72,252)  (13,982,413)  (29,884,845)
                                  -----------  -----------  ------------  ------------
   Increase (decrease) in net
      assets from operations          119,204      265,113      (428,822)   (2,164,963)
                                  -----------  -----------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                          55,766        3,832       981,921     1,282,883
      Cost of units redeemed       (4,081,954)  (1,082,248)  (20,813,476)  (39,966,818)
      Net transfers                 8,178,709     (199,092)   (7,620,849)   (8,509,257)
      Contract maintenance charge      (1,289)      (1,923)      (48,950)      (68,990)
                                  -----------  -----------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  4,151,232   (1,279,431)  (27,501,354)  (47,262,182)
                                  -----------  -----------  ------------  ------------
Increase (decrease) in net assets   4,270,436   (1,014,318)  (27,930,176)  (49,427,145)
Net assets at beginning of period   4,943,288    4,563,528   167,891,954   339,013,457
                                  -----------  -----------  ------------  ------------
Net assets at end of period       $ 9,213,724  $ 3,549,210  $139,961,778  $289,586,312
                                  ===========  ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           4,972          436        49,515        67,190
   Units redeemed                    (358,909)    (117,642)   (1,058,667)   (2,116,281)
   Units transferred                  719,738      (24,846)     (392,705)     (474,175)
                                  -----------  -----------  ------------  ------------
Increase (decrease) in units
   outstanding                        365,801     (142,052)   (1,401,857)   (2,523,266)
Beginning units                       440,696      540,764     8,529,211    17,928,639
                                  -----------  -----------  ------------  ------------
Ending units                          806,497      398,712     7,127,354    15,405,373
                                  ===========  ===========  ============  ============

                 See accompanying notes to financial statements.


                                       23



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                    Balanced    Conservative    Large Cap    Large Cap
                                     Growth        Growth        Growth      Composite
                                    Strategy      Strategy      Portfolio    Portfolio
                                    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  2,471,777  $  2,555,487  $ (1,011,849) $  (351,207)
   Net realized gains               21,645,293    11,073,297     6,493,933    3,095,470
   Change in net unrealized
      appreciation (depreciation)
      of investments               (21,709,892)  (12,380,065)     (292,374)  (4,474,548)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from operations         2,407,178     1,248,719     5,189,710   (1,730,285)
                                  ------------  ------------  ------------  -----------
From capital transactions:
      Net proceeds from units
         sold                        1,827,121       764,160       685,253      151,461
      Cost of units redeemed       (34,074,512)  (20,992,899)  (13,219,427)  (4,417,172)
      Net transfers                 (7,277,243)     (532,768)   (3,845,154)  (2,054,633)
      Contract maintenance charge      (52,844)      (33,346)      (14,279)      (5,999)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (39,577,478)  (20,794,853)  (16,393,607)  (6,326,343)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in net assets  (37,170,300)  (19,546,134)  (11,203,897)  (8,056,628)
Net assets at beginning of period  271,616,802   171,328,981    97,839,348   35,977,853
                                  ------------  ------------  ------------  -----------
Net assets at end of period       $234,446,502  $151,782,847  $ 86,635,451  $27,921,225
                                  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          100,999        43,874        64,501       13,434
   Units redeemed                   (1,899,996)   (1,222,109)   (1,255,626)    (387,319)
   Units transferred                  (421,502)      (25,516)     (379,831)    (183,332)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in units
   outstanding                      (2,220,499)   (1,203,751)   (1,570,956)    (557,217)
Beginning units                     15,215,820    10,031,987     9,540,444    3,122,442
                                  ------------  ------------  ------------  -----------
Ending units                        12,995,321     8,828,236     7,969,488    2,565,225
                                  ============  ============  ============  ===========

                                    Large Cap      Mid Cap       Mid Cap
                                      Value        Growth         Value       Small Cap
                                    Portfolio     Portfolio     Portfolio     Portfolio
                                    (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (720,668) $ (1,436,630) $ (1,077,421) $ (1,111,656)
   Net realized gains               10,893,308    13,628,019    14,875,671     7,507,622
   Change in net unrealized
      appreciation (depreciation)
      of investments               (19,372,820)  (12,555,856)  (29,531,643)  (18,973,423)
                                  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations        (9,200,180)     (364,467)  (15,733,393)  (12,577,457)
                                  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                          790,129       595,712       740,803       817,118
      Cost of units redeemed       (16,536,474)  (13,705,938)  (16,742,926)   (9,189,485)
      Net transfers                 (9,731,285)   (4,885,208)  (12,522,496)   (4,259,334)
      Contract maintenance charge      (17,291)      (15,021)      (19,500)      (12,479)
                                  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                 (25,494,921)  (18,010,455)  (28,544,119)  (12,644,180)
                                  ------------  ------------  ------------  ------------
Increase (decrease) in net assets  (34,695,101)  (18,374,922)  (44,277,512)  (25,221,637)
Net assets at beginning of period  133,918,680    96,678,366   131,942,621    81,026,612
                                  ------------  ------------  ------------  ------------
Net assets at end of period       $ 99,223,579  $ 78,303,444  $ 87,665,109  $ 55,804,975
                                  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           48,902        29,990        29,234        62,284
   Units redeemed                   (1,039,338)     (687,690)     (671,454)     (721,579)
   Units transferred                  (631,589)     (263,063)     (518,026)     (360,635)
                                  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                      (1,622,025)     (920,763)   (1,160,246)   (1,019,930)
Beginning units                      8,163,520     4,958,300     4,895,382     5,915,090
                                  ------------  ------------  ------------  ------------
Ending units                         6,541,495     4,037,537     3,735,136     4,895,160
                                  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       24



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                  International Diversified       Cash         Focus
                                     Equity     Fixed Income   Management      Growth
                                    Portfolio    Portfolio     Portfolio     Portfolio
                                    (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                  ------------- ------------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $ (1,235,143) $  1,492,929  $  1,250,920  $(1,029,914)
   Net realized gains               19,168,279     1,051,400       564,820    4,805,012
   Change in net unrealized
      appreciation (depreciation)
      of investments               (23,214,680)    1,615,146    (1,049,584)    (740,892)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from operations        (5,281,544)    4,159,475       766,156    3,034,206
                                  ------------  ------------  ------------  -----------
From capital transactions:
      Net proceeds from units
         sold                          941,545       569,350       736,660      546,635
      Cost of units redeemed       (20,072,745)  (17,082,078)  (29,232,482)  (8,955,058)
      Net transfers                (10,646,392)   23,102,972    45,591,404    2,407,456
      Contract maintenance charge      (19,908)      (15,795)       (9,629)     (17,352)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (29,797,500)    6,574,449    17,085,953   (6,018,319)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in net assets  (35,079,044)   10,733,924    17,852,109   (2,984,113)
Net assets at beginning of period  160,936,167   100,961,977    46,784,030   63,978,114
                                  ------------  ------------  ------------  -----------
Net assets at end of period       $125,857,123  $111,695,901  $ 64,636,139  $60,994,001
                                  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           73,054        46,042        65,875       62,166
   Units redeemed                   (1,562,221)   (1,369,523)   (2,620,194)  (1,010,915)
   Units transferred                  (880,142)    1,825,281     4,091,918      225,984
                                  ------------  ------------  ------------  -----------
Increase (decrease) in units
   outstanding                      (2,369,309)      501,800     1,537,599     (722,765)
Beginning units                     12,448,342     8,264,766     4,251,568    7,724,963
                                  ------------  ------------  ------------  -----------
Ending units                        10,079,033     8,766,566     5,789,167    7,002,198
                                  ============  ============  ============  ===========

                                  Focus Growth      Focus        Focus
                                   and Income       Value       TechNet       Growth
                                   Portfolio      Portfolio    Portfolio     Strategy
                                   (Class 2)      (Class 2)    (Class 2)    (Class 3)
                                  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (494,802) $   (673,614) $  (375,594) $  (159,851)
   Net realized gains                9,022,524    13,901,336    1,828,951    6,533,277
   Change in net unrealized
      appreciation (depreciation)
      of investments               (12,287,666)  (20,274,768)  (1,466,819)  (7,033,165)
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from operations        (3,759,944)   (7,047,046)     (13,462)    (659,739)
                                  ------------  ------------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                          193,196       783,791       72,350   24,066,382
      Cost of units redeemed        (6,173,640)  (11,007,829)  (3,749,928)  (5,712,607)
      Net transfers                 (2,999,669)     (704,097)     950,629    3,290,918
      Contract maintenance charge       (9,641)      (15,456)      (6,867)     (28,251)
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  (8,989,754)  (10,943,591)  (2,733,816)  21,616,442
                                  ------------  ------------  -----------  -----------
Increase (decrease) in net assets  (12,749,698)  (17,990,637)  (2,747,278)  20,956,703
Net assets at beginning of period   52,503,782    89,582,012   24,494,893   78,701,288
                                  ------------  ------------  -----------  -----------
Net assets at end of period       $ 39,754,084  $ 71,591,375  $21,747,615  $99,657,991
                                  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           15,951        39,441       12,911    1,201,523
   Units redeemed                     (533,453)     (576,096)    (661,940)    (289,830)
   Units transferred                  (270,860)      (64,109)     137,963      163,758
                                  ------------  ------------  -----------  -----------
Increase (decrease) in units
   outstanding                        (788,362)     (600,764)    (511,066)   1,075,451
Beginning units                      4,567,315     4,617,631    4,519,359    3,990,851
                                  ------------  ------------  -----------  -----------
Ending units                         3,778,953     4,016,867    4,008,293    5,066,302
                                  ============  ============  ===========  ===========

                 See accompanying notes to financial statements.


                                       25



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                    Moderate      Balanced    Conservative  Large Cap
                                     Growth        Growth        Growth      Growth
                                    Strategy      Strategy      Strategy    Portfolio
                                    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                  ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    378,562  $    992,214  $   880,944  $  (551,511)
   Net realized gains               10,648,836     7,724,217    3,145,231    3,028,684
   Change in net unrealized
      appreciation (depreciation)
      of investments               (12,447,697)   (7,809,382)  (3,543,570)     578,698
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from operations        (1,420,299)      907,049      482,605    3,055,871
                                  ------------  ------------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                       30,359,604    11,102,545    6,941,414    4,771,160
      Cost of units redeemed       (15,518,328)  (14,467,883)  (9,045,239)  (3,794,522)
      Net transfers                 (2,671,231)   (1,323,621)   8,926,211    3,296,364
      Contract maintenance charge      (35,181)      (22,206)      (9,102)      (8,667)
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  12,134,864    (4,711,165)   6,813,284    4,264,335
                                  ------------  ------------  -----------  -----------
Increase (decrease) in net assets   10,714,565    (3,804,116)   7,295,889    7,320,206
Net assets at beginning of period  137,723,350   105,631,927   55,818,982   46,051,907
                                  ------------  ------------  -----------  -----------
Net assets at end of period       $148,437,915  $101,827,811  $63,114,871  $53,372,113
                                  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        1,593,560       617,612      402,318      451,291
   Units redeemed                     (821,642)     (810,707)    (526,961)    (356,778)
   Units transferred                  (152,359)      (75,782)     525,256      326,933
                                  ------------  ------------  -----------  -----------
Increase (decrease) in units
   outstanding                         619,559      (268,877)     400,613      421,446
Beginning units                      7,269,849     5,926,450    3,263,638    4,481,498
                                  ------------  ------------  -----------  -----------
Ending units                         7,889,408     5,657,573    3,664,251    4,902,944
                                  ============  ============  ===========  ===========

                                   Large Cap    Large Cap     Mid Cap       Mid Cap
                                   Composite      Value       Growth         Value
                                   Portfolio    Portfolio    Portfolio     Portfolio
                                   (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (164,624) $  (332,144) $  (757,413) $   (556,892)
   Net realized gains                 938,729    3,365,966    5,885,746     5,195,685
   Change in net unrealized
      appreciation (depreciation)
      of investments               (1,638,566)  (7,818,168)  (5,618,756)  (12,988,235)
                                  -----------  -----------  -----------  ------------
   Increase (decrease) in net
      assets from operations         (864,461)  (4,784,346)    (490,423)   (8,349,442)
                                  -----------  -----------  -----------  ------------
From capital transactions:
      Net proceeds from units
         sold                       1,158,006    5,531,350    4,415,368     6,323,678
      Cost of units redeemed       (1,133,643)  (4,402,337)  (4,382,664)   (5,276,782)
      Net transfers                 1,097,356     (412,092)    (150,085)     (269,107)
      Contract maintenance charge      (2,865)      (9,353)      (9,718)      (11,740)
                                  -----------  -----------  -----------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  1,118,854      707,568     (127,099)      766,049
                                  -----------  -----------  -----------  ------------
Increase (decrease) in net assets     254,393   (4,076,778)    (617,522)   (7,583,393)
Net assets at beginning of period  14,301,129   56,682,162   48,033,275    58,904,382
                                  -----------  -----------  -----------  ------------
Net assets at end of period       $14,555,522  $52,605,384  $47,415,753  $ 51,320,989
                                  ===========  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          99,722      344,996      219,826       248,764
   Units redeemed                     (99,588)    (276,480)    (218,626)     (211,602)
   Units transferred                   96,798      (47,384)     (17,706)      (27,650)
                                  -----------  -----------  -----------  ------------
Increase (decrease) in units
   outstanding                         96,932       21,132      (16,506)        9,512
Beginning units                     1,239,119    3,453,198    2,459,478     2,188,307
                                  -----------  -----------  -----------  ------------
Ending units                        1,336,051    3,474,330    2,442,972     2,197,819
                                  ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.


                                       26



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                International  Diversified      Cash
                                    Small Cap       Equity    Fixed Income  Management
                                    Portfolio     Portfolio    Portfolio     Portfolio
                                    (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                  ------------  ------------- ------------ ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (620,088) $   (661,004) $   501,419  $    786,087
   Net realized gains                3,476,205     7,801,682      166,103       264,708
   Change in net unrealized
      appreciation (depreciation)
      of investments               (10,410,345)  (10,521,541)     771,303      (490,379)
                                  ------------  ------------  -----------  ------------
   Increase (decrease) in net
      assets from operations        (7,554,228)   (3,380,863)   1,438,825       560,416
                                  ------------  ------------  -----------  ------------
From capital transactions:
      Net proceeds from units
         sold                        3,912,968    13,087,815    3,398,632    13,256,978
      Cost of units redeemed        (3,664,101)   (6,075,812)  (5,244,912)  (16,951,914)
      Net transfers                  2,319,768     5,228,418   18,206,376    15,025,182
      Contract maintenance charge       (8,937)      (12,437)      (4,708)       (3,036)
                                  ------------  ------------  -----------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                   2,559,698    12,227,984   16,355,388    11,327,210
                                  ------------  ------------  -----------  ------------
Increase (decrease) in net assets   (4,994,530)    8,847,121   17,794,213    11,887,626
Net assets at beginning of period   42,166,349    70,282,123   34,122,826    37,973,714
                                  ------------  ------------  -----------  ------------
Net assets at end of period       $ 37,171,819  $ 79,129,244  $51,917,039  $ 49,861,340
                                  ============  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          300,924     1,018,098      275,547     1,192,039
   Units redeemed                     (290,958)     (479,001)    (419,661)   (1,524,429)
   Units transferred                   174,536       369,492    1,436,267     1,347,490
                                  ------------  ------------  -----------  ------------
Increase (decrease) in units
   outstanding                         184,502       908,589    1,292,153     1,015,100
Beginning units                      3,074,154     5,439,653    2,802,347     3,452,585
                                  ------------  ------------  -----------  ------------
Ending units                         3,258,656     6,348,242    4,094,500     4,467,685
                                  ============  ============  ===========  ============

                                   Strategic       Focus    Focus Growth     Focus
                                  Fixed Income    Growth     and Income      Value
                                    Portfolio   Portfolio    Portfolio     Portfolio
                                    (Class 3)   (Class 3)    (Class 3)     (Class 3)
                                  ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   972,407  $  (534,509) $  (390,284) $   (394,454)
   Net realized gains                 146,854    1,903,015    5,292,287     6,332,189
   Change in net unrealized
      appreciation (depreciation)
      of investments               (1,289,300)     213,309   (8,252,510)  (10,494,243)
                                  -----------  -----------  -----------  ------------
   Increase (decrease) in net
      assets from operations         (170,039)   1,581,815   (3,350,507)   (4,556,508)
                                  -----------  -----------  -----------  ------------
From capital transactions:
      Net proceeds from units
         sold                       3,096,821    3,556,426    3,016,319     5,780,897
      Cost of units redeemed       (1,912,430)  (3,741,686)  (3,425,563)   (4,253,402)
      Net transfers                 4,386,473    2,946,563    1,569,045      (387,501)
      Contract maintenance charge      (1,645)     (11,333)      (8,561)       (8,799)
                                  -----------  -----------  -----------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  5,569,219    2,749,970    1,151,240     1,131,195
                                  -----------  -----------  -----------  ------------
Increase (decrease) in net assets   5,399,180    4,331,785   (2,199,267)   (3,425,313)
Net assets at beginning of period  23,749,299   32,637,280   35,214,601    47,290,138
                                  -----------  -----------  -----------  ------------
Net assets at end of period       $29,148,479  $36,969,065  $33,015,334  $ 43,864,825
                                  ===========  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         287,483      399,440      255,071       298,769
   Units redeemed                    (177,223)    (418,897)    (298,103)     (225,689)
   Units transferred                  405,743      323,973      120,972       (45,009)
                                  -----------  -----------  -----------  ------------
Increase (decrease) in units
   outstanding                        516,003      304,516       77,940        28,071
Beginning units                     2,172,149    3,933,816    3,024,741     2,441,505
                                  -----------  -----------  -----------  ------------
Ending units                        2,688,152    4,238,332    3,102,681     2,469,576
                                  ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.


                                       27



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                              Allocation
                                     Focus      Allocation      Moderate    Allocation    Allocation
                                    TechNet      Moderate        Growth        Growth      Balanced
                                   Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                   (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (293,557) $   (580,259) $ (1,924,449) $   (947,100) $   (225,448)
   Net realized gains                 773,125     6,406,223     7,635,156     5,717,911     2,321,454
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (485,834)  (12,857,163)  (22,229,758)  (16,625,628)   (3,373,202)
                                  -----------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations           (6,266)   (7,031,199)  (16,519,051)  (11,854,817)   (1,277,196)
                                  -----------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                       1,599,634    69,898,258   176,062,496    26,239,217    25,865,808
      Cost of units redeemed       (1,985,856)  (13,958,373)  (14,733,601)  (10,418,373)   (7,985,657)
      Net transfers                 2,988,325    16,833,701    34,996,655     8,067,062    24,476,835
      Contract maintenance charge      (6,892)      (24,956)      (42,611)      (43,461)      (11,658)
                                  -----------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  2,595,211    72,748,630   196,282,939    23,844,445    42,345,328
                                  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets   2,588,945    65,717,431   179,763,888    11,989,628    41,068,132
Net assets at beginning of period  17,936,295   168,505,737   268,747,357   186,305,942    79,361,564
                                  -----------  ------------  ------------  ------------  ------------
Net assets at end of period       $20,525,240  $234,223,168  $448,511,245  $198,295,570  $120,429,696
                                  ===========  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         290,693     5,883,192    14,456,720     2,056,423     2,252,366
   Units redeemed                    (358,346)   (1,184,488)   (1,210,722)     (843,334)     (699,349)
   Units transferred                  573,572     1,361,581     2,823,413       599,311     2,164,616
                                  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                        505,919     6,060,285    16,069,411     1,812,400     3,717,633
Beginning units                     3,356,007    14,047,507    21,715,335    14,573,917     6,854,382
                                  -----------  ------------  ------------  ------------  ------------
Ending units                        3,861,926    20,107,792    37,784,746    16,386,317    10,572,015
                                  ===========  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       28


                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007

                                                  Moderate      Balanced    Conservative
                                     Growth        Growth        Growth        Growth
                                    Strategy      Strategy      Strategy      Strategy
                                    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (345,757) $    (59,247) $    386,838  $    575,967
   Net realized gains (losses)       2,190,539     2,761,573     2,699,962     2,174,552
   Change in net unrealized
      appreciation (depreciation)
      of investments                 5,568,503     5,174,134     2,388,783       978,977
                                  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations         7,413,285     7,876,460     5,475,583     3,729,496
                                  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                           51,024       216,927       108,536        45,746
      Cost of units redeemed       (16,785,799)  (18,817,131)  (15,330,117)  (11,574,924)
      Net transfers                 (2,251,922)   (2,764,269)     (999,791)      215,652
      Contract maintenance charge      (52,069)      (43,740)      (31,047)      (18,148)
                                  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                 (19,038,766)  (21,408,213)  (16,252,419)  (11,331,674)
                                  ------------  ------------  ------------  ------------
Increase (decrease) in net assets  (11,625,481)  (13,531,753)  (10,776,836)   (7,602,178)
Net assets at beginning of period   84,712,002    95,240,911    70,850,352    50,839,602
                                  ------------  ------------  ------------  ------------
Net assets at end of period       $ 73,086,521  $ 81,709,158  $ 60,073,516  $ 43,237,424
                                  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            2,307        13,121         6,684         2,768
   Units redeemed                     (912,025)   (1,062,097)     (909,379)     (705,574)
   Units transferred                  (123,687)     (155,317)      (59,987)       10,163
                                  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                      (1,033,405)   (1,204,293)     (962,682)     (692,643)
Beginning units                      4,675,056     5,436,102     4,260,545     3,174,845
                                  ------------  ------------  ------------  ------------
Ending units                         3,641,651     4,231,809     3,297,863     2,482,202
                                  ============  ============  ============  ============

                                   Large Cap    Large Cap   Large Cap     Mid Cap
                                     Growth     Composite     Value        Growth
                                   Portfolio    Portfolio   Portfolio    Portfolio
                                   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (151,788) $  (32,469) $   (77,068) $  (189,039)
   Net realized gains (losses)       (211,054)     91,883    1,509,403    1,200,377
   Change in net unrealized
      appreciation (depreciation)
      of investments                1,203,432     378,260    1,030,392      (64,958)
                                  -----------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from operations          840,590     437,674    2,462,727      946,380
                                  -----------  ----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                         117,017      89,461      145,316      119,455
      Cost of units redeemed       (1,642,843)   (542,752)  (2,667,125)  (1,852,923)
      Net transfers                  (404,694)   (144,314)   2,666,187     (256,767)
      Contract maintenance charge      (3,867)     (1,268)      (3,682)      (4,703)
                                  -----------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (1,934,387)   (598,873)     140,696   (1,994,938)
                                  -----------  ----------  -----------  -----------
Increase (decrease) in net assets  (1,093,797)   (161,199)   2,603,423   (1,048,558)
Net assets at beginning of period  11,603,801   3,730,227   15,556,159   15,069,917
                                  -----------  ----------  -----------  -----------
Net assets at end of period       $10,510,004  $3,569,028  $18,159,582  $14,021,359
                                  ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          12,821       9,393       11,288        7,579
   Units redeemed                    (168,049)    (52,114)    (176,176)    (106,293)
   Units transferred                  (42,892)    (12,331)     174,928      (18,482)
                                  -----------  ----------  -----------  -----------
Increase (decrease) in units
   outstanding                       (198,120)    (55,052)      10,040     (117,196)
Beginning units                     1,209,698     359,661    1,069,572      826,124
                                  -----------  ----------  -----------  -----------
Ending units                        1,011,578     304,609    1,079,612      708,928
                                  ===========  ==========  ===========  ===========

                See accompanying notes to financial statements.


                                       29



                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                  (Continued)

                                    Mid Cap                 International   Diversified
                                     Value      Small Cap       Equity     Fixed Income
                                   Portfolio    Portfolio     Portfolio      Portfolio
                                   (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (120,029) $  (136,267)  $  (111,787)  $   147,577
   Net realized gains (losses)      2,661,401      805,706       989,227        84,745
   Change in net unrealized
      appreciation (depreciation)
      of investments                  (25,436)       4,628     1,114,667       258,981
                                  -----------  -----------   -----------   -----------
   Increase (decrease) in net
      assets from operations        2,515,936      674,067     1,992,107       491,303
                                  -----------  -----------   -----------   -----------
From capital transactions:
      Net proceeds from units
         sold                         219,553       25,303         8,158         3,478
      Cost of units redeemed       (2,698,396)  (1,482,724)   (1,962,988)   (1,407,161)
      Net transfers                  (516,792)      70,270     2,870,836       157,474
      Contract maintenance charge      (4,332)      (2,794)       (2,864)       (2,180)
                                  -----------  -----------   -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (2,999,967)  (1,389,945)      913,142    (1,248,389)
                                  -----------  -----------   -----------   -----------
Increase (decrease) in net assets    (484,031)    (715,878)    2,905,249      (757,086)
Net assets at beginning of period  17,291,562   10,567,275    13,037,757     9,967,288
                                  -----------  -----------   -----------   -----------
Net assets at end of period       $16,807,531  $ 9,851,397   $15,943,006   $ 9,210,202
                                  ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          10,712        1,868         1,103           297
   Units redeemed                    (110,965)    (115,366)     (167,343)     (115,390)
   Units transferred                  (21,351)       4,972       241,698        13,145
                                  -----------  -----------   -----------   -----------
Increase (decrease) in units
   outstanding                       (121,604)    (108,526)       75,458      (101,948)
Beginning units                       724,987      815,332     1,136,838       838,257
                                  -----------  -----------   -----------   -----------
Ending units                          603,383      706,806     1,212,296       736,309
                                  ===========  ===========   ===========   ===========

                                      Cash        Focus                     Moderate
                                   Management     Growth       Growth        Growth
                                   Portfolio    Portfolio     Strategy      Strategy
                                   (Class 1)    (Class 1)     (Class 2)     (Class 2)
                                  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    17,512  $   (81,849) $ (1,202,986) $ (1,140,842)
   Net realized gains (losses)        194,956      323,410    10,303,857    13,988,921
   Change in net unrealized
      appreciation (depreciation)
      of investments                   (4,684)    (301,565)    7,301,943    17,990,219
                                  -----------  -----------  ------------  ------------
   Increase (decrease) in net
      assets from operations          207,784      (60,004)   16,402,814    30,838,298
                                  -----------  -----------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                          82,090        6,084     5,432,131     8,094,356
      Cost of units redeemed       (1,733,871)  (1,131,928)  (18,180,585)  (27,548,589)
      Net transfers                  (306,971)  (2,072,734)   (2,571,859)    3,954,286
      Contract maintenance charge      (1,222)      (2,088)      (54,655)      (75,759)
                                  -----------  -----------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                 (1,959,974)  (3,200,666)  (15,374,968)  (15,575,706)
                                  -----------  -----------  ------------  ------------
Increase (decrease) in net assets  (1,752,190)  (3,260,670)    1,027,846    15,262,592
Net assets at beginning of period   6,695,478    7,824,198   166,864,108   323,750,865
                                  -----------  -----------  ------------  ------------
Net assets at end of period       $ 4,943,288  $ 4,563,528  $167,891,954  $339,013,457
                                  ===========  ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           7,479          665       304,665       475,390
   Units redeemed                    (157,569)    (142,566)     (997,058)   (1,588,570)
   Units transferred                  (26,346)    (275,521)     (140,601)      232,661
                                  -----------  -----------  ------------  ------------
Increase (decrease) in units
   outstanding                       (176,436)    (417,422)     (832,994)     (880,519)
Beginning units                       617,132      958,186     9,362,205    18,809,158
                                  -----------  -----------  ------------  ------------
Ending units                          440,696      540,764     8,529,211    17,928,639
                                  ===========  ===========  ============  ============

                See accompanying notes to financial statements.


                                       30



                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                  (Continued)

                                    Balanced    Conservative   Large Cap    Large Cap
                                     Growth        Growth        Growth     Composite
                                    Strategy      Strategy      Portfolio   Portfolio
                                    (Class 2)     (Class 2)     (Class 2)   (Class 2)
                                  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    994,353  $  1,727,686  $(1,458,008) $  (395,338)
   Net realized gains (losses)      12,148,343     7,674,639    2,691,569    1,253,620
   Change in net unrealized
      appreciation (depreciation)
      of investments                10,591,304     4,205,521    6,066,178    3,166,889
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from operations        23,734,000    13,607,846    7,299,739    4,025,171
                                  ------------  ------------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                        5,996,029     1,066,224    5,835,223      985,530
      Cost of units redeemed       (31,127,325)  (19,799,498)  (8,882,835)  (3,391,612)
      Net transfers                    246,149    (1,942,568)   2,345,652    2,885,044
      Contract maintenance charge      (59,611)      (36,062)     (14,246)      (6,451)
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (24,944,758)  (20,711,904)    (716,206)     472,511
                                  ------------  ------------  -----------  -----------
Increase (decrease) in net assets   (1,210,758)   (7,104,058)   6,583,533    4,497,682
Net assets at beginning of period  272,827,560   178,433,039   91,255,815   31,480,171
                                  ------------  ------------  -----------  -----------
Net assets at end of period       $271,616,802  $171,328,981  $97,839,348  $35,977,853
                                  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          362,500        66,521      630,950       96,236
   Units redeemed                   (1,860,504)   (1,230,781)    (928,597)    (323,332)
   Units transferred                    22,115      (132,253)     224,765      273,170
                                  ------------  ------------  -----------  -----------
Increase (decrease) in units
   outstanding                      (1,475,889)   (1,296,513)     (72,882)      46,074
Beginning units                     16,691,709    11,328,500    9,613,326    3,076,368
                                  ------------  ------------  -----------  -----------
Ending units                        15,215,820    10,031,987    9,540,444    3,122,442
                                  ============  ============  ===========  ===========

                                    Large Cap     Mid Cap      Mid Cap
                                      Value        Growth        Value      Small Cap
                                    Portfolio    Portfolio     Portfolio    Portfolio
                                    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (974,020) $(1,454,068) $ (1,276,446) $(1,253,299)
   Net realized gains (losses)       9,398,440   10,656,687    16,968,847    8,068,178
   Change in net unrealized
      appreciation (depreciation)
      of investments                 9,316,599   (2,571,636)    2,925,381   (1,410,081)
                                  ------------  -----------  ------------  -----------
   Increase (decrease) in net
      assets from operations        17,741,019    6,630,983    18,617,782    5,404,798
                                  ------------  -----------  ------------  -----------
From capital transactions:
      Net proceeds from units
         sold                        5,511,345    3,404,068     4,452,079    4,581,160
      Cost of units redeemed       (13,478,854)  (9,213,706)  (13,326,559)  (7,935,213)
      Net transfers                  4,895,283   (1,846,719)   (3,143,751)  (3,704,741)
      Contract maintenance charge      (17,933)     (15,317)      (20,739)     (13,719)
                                  ------------  -----------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  (3,090,159)  (7,671,674)  (12,038,970)  (7,072,513)
                                  ------------  -----------  ------------  -----------
Increase (decrease) in net assets   14,650,860   (1,040,691)    6,578,812   (1,667,715)
Net assets at beginning of period  119,267,820   97,719,057   125,363,809   82,694,327
                                  ------------  -----------  ------------  -----------
Net assets at end of period       $133,918,680  $96,678,366  $131,942,621  $81,026,612
                                  ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          389,130      195,874       199,730      371,775
   Units redeemed                     (899,221)    (514,757)     (550,174)    (624,639)
   Units transferred                   302,133     (136,729)     (155,958)    (303,957)
                                  ------------  -----------  ------------  -----------
Increase (decrease) in units
   outstanding                        (207,958)    (455,612)     (506,402)    (556,821)
Beginning units                      8,371,478    5,413,912     5,401,784    6,471,911
                                  ------------  -----------  ------------  -----------
Ending units                         8,163,520    4,958,300     4,895,382    5,915,090
                                  ============  ===========  ============  ===========

                See accompanying notes to financial statements.


                                       31


                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                  International  Diversified      Cash        Focus
                                      Equity    Fixed Income   Management    Growth
                                    Portfolio     Portfolio     Portfolio   Portfolio
                                    (Class 2)     (Class 2)     (Class 2)   (Class 2)
                                  ------------- ------------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $ (1,525,954) $  1,337,675  $    158,004  $(1,018,801)
   Net realized gains (losses)      12,371,192       143,159     1,433,784    3,067,386
   Change in net unrealized
      appreciation (depreciation)
      of investments                 8,903,371     3,471,537        42,742     (389,645)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from operations        19,748,609     4,952,371     1,634,530    1,658,940
                                  ------------  ------------  ------------  -----------
From capital transactions:
      Net proceeds from units
         sold                        6,549,021     1,673,438     3,071,693    1,746,458
      Cost of units redeemed       (14,583,734)  (14,759,211)  (21,874,850)  (8,406,837)
      Net transfers                 20,370,146     3,506,703    24,784,132   (2,919,250)
      Contract maintenance charge      (17,927)      (17,020)       (8,631)     (19,125)
                                  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  12,317,506    (9,596,090)    5,972,344   (9,598,754)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in net assets   32,066,115    (4,643,719)    7,606,874   (7,939,814)
Net assets at beginning of period  128,870,052   105,605,696    39,177,156   71,917,928
                                  ------------  ------------  ------------  -----------
Net assets at end of period       $160,936,167  $100,961,977  $ 46,784,030  $63,978,114
                                  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          596,384       144,149       287,069      232,041
   Units redeemed                   (1,261,660)   (1,237,138)   (2,021,265)  (1,084,437)
   Units transferred                 1,725,361       288,405     2,316,039     (356,812)
                                  ------------  ------------  ------------  -----------
Increase (decrease) in units
   outstanding                       1,060,085      (804,584)      581,843   (1,209,208)
Beginning units                     11,388,257     9,069,350     3,669,725    8,934,171
                                  ------------  ------------  ------------  -----------
Ending units                        12,448,342     8,264,766     4,251,568    7,724,963
                                  ============  ============  ============  ===========

                                  Focus Growth     Focus         Focus
                                   and Income      Value        TechNet       Growth
                                    Portfolio    Portfolio     Portfolio     Strategy
                                    (Class 2)    (Class 2)     (Class 2)    (Class 3)
                                  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (334,683) $  (996,118) $   (407,628) $  (501,834)
   Net realized gains (losses)       4,949,007    6,123,637     2,375,376    2,522,366
   Change in net unrealized
      appreciation (depreciation)
      of investments                 1,004,508   10,362,858    (3,755,749)   5,238,897
                                  ------------  -----------  ------------  -----------
   Increase (decrease) in net
      assets from operations         5,618,832   15,490,377    (1,788,001)   7,259,429
                                  ------------  -----------  ------------  -----------
From capital transactions:
      Net proceeds from units
         sold                        1,534,278    2,815,295       790,868   13,162,493
      Cost of units redeemed        (5,860,780)  (9,590,551)   (3,325,764)  (2,729,478)
      Net transfers                  2,568,202    6,740,448    (6,786,858)   2,358,196
      Contract maintenance charge      (10,387)     (14,720)       (8,052)     (24,336)
                                  ------------  -----------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  (1,768,687)     (49,528)   (9,329,806)  12,766,875
                                  ------------  -----------  ------------  -----------
Increase (decrease) in net assets    3,850,145   15,440,849   (11,117,807)  20,026,304
Net assets at beginning of period   48,653,637   74,141,163    35,612,700   58,674,984
                                  ------------  -----------  ------------  -----------
Net assets at end of period       $ 52,503,782  $89,582,012  $ 24,494,893  $78,701,288
                                  ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          144,108      168,663       161,873      723,428
   Units redeemed                     (546,573)    (553,230)     (638,565)    (150,230)
   Units transferred                   202,415      384,511    (1,383,609)     131,008
                                  ------------  -----------  ------------  -----------
Increase (decrease) in units
   outstanding                        (200,050)         (56)   (1,860,301)     704,206
Beginning units                      4,767,365    4,617,687     6,379,660    3,286,645
                                  ------------  -----------  ------------  -----------
Ending units                         4,567,315    4,617,631     4,519,359    3,990,851
                                  ============  ===========  ============  ===========

                 See accompanying notes to financial statements.


                                       32



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                    Moderate      Balanced    Conservative  Large Cap
                                     Growth        Growth        Growth       Growth
                                    Strategy      Strategy      Strategy    Portfolio
                                    (Class 3)     (Class 3)     (Class 3)   (Class 3)
                                  ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (423,979) $    324,296  $   566,031  $  (615,007)
   Net realized gains (losses)       4,413,578     3,141,847    2,126,594    1,010,745
   Change in net unrealized
      appreciation (depreciation)
      of investments                 8,500,378     5,301,571    1,764,033    3,078,139
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from operations        12,489,977     8,767,714    4,456,658    3,473,877
                                  ------------  ------------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                       20,705,310    10,578,876    6,620,481    7,249,342
      Cost of units redeemed        (8,064,024)   (7,910,079)  (7,644,028)  (3,139,079)
      Net transfers                 (2,793,326)     (247,287)     345,840      530,339
      Contract maintenance charge      (33,372)      (20,961)      (9,097)      (7,043)
                                  ------------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   9,814,588     2,400,549     (686,804)   4,633,559
                                  ------------  ------------  -----------  -----------
Increase (decrease) in net assets   22,304,565    11,168,263    3,769,854    8,107,436
Net assets at beginning of period  115,418,785    94,463,664   52,049,128   37,944,471
                                  ------------  ------------  -----------  -----------
Net assets at end of period       $137,723,350  $105,631,927  $55,818,982  $46,051,907
                                  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        1,183,270       630,984      410,748      758,256
   Units redeemed                     (453,460)     (473,997)    (466,587)    (328,045)
   Units transferred                  (152,809)      (16,570)      20,354       62,782
                                  ------------  ------------  -----------  -----------
Increase (decrease) in units
   outstanding                         577,001       140,417      (35,485)     492,993
Beginning units                      6,692,848     5,786,033    3,299,123    3,988,505
                                  ------------  ------------  -----------  -----------
Ending units                         7,269,849     5,926,450    3,263,638    4,481,498
                                  ============  ============  ===========  ===========

                                   Large Cap    Large Cap     Mid Cap      Mid Cap
                                   Composite      Value        Growth       Value
                                   Portfolio    Portfolio    Portfolio    Portfolio
                                   (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (150,312) $  (382,716) $  (644,734) $  (527,494)
   Net realized gains (losses)        309,989    3,212,679    3,976,253    5,613,994
   Change in net unrealized
      appreciation (depreciation)
      of investments                1,385,314    4,169,176      273,710    2,839,894
                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations        1,544,991    6,999,139    3,605,229    7,926,394
                                  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                       1,830,282   10,100,269    6,288,043    8,697,457
      Cost of units redeemed         (767,442)  (4,284,707)  (3,307,507)  (3,263,002)
      Net transfers                   584,547    1,482,299       69,664     (727,609)
      Contract maintenance charge      (2,229)      (7,591)      (8,177)      (9,972)
                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  1,645,158    7,290,270    3,042,023    4,696,874
                                  -----------  -----------  -----------  -----------
Increase (decrease) in net assets   3,190,149   14,289,409    6,647,252   12,623,268
Net assets at beginning of period  11,110,980   42,392,753   41,386,023   46,281,114
                                  -----------  -----------  -----------  -----------
Net assets at end of period       $14,301,129  $56,682,162  $48,033,275  $58,904,382
                                  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         171,561      671,376      356,184      362,846
   Units redeemed                     (71,956)    (287,650)    (185,914)    (136,264)
   Units transferred                   55,199       97,391         (317)     (35,646)
                                  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                        154,804      481,117      169,953      190,936
Beginning units                     1,084,315    2,972,081    2,289,525    1,997,371
                                  -----------  -----------  -----------  -----------
Ending units                        1,239,119    3,453,198    2,459,478    2,188,307
                                  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.


                                       33



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                International  Diversified     Cash
                                    Small Cap      Equity     Fixed Income  Management
                                    Portfolio     Portfolio     Portfolio   Portfolio
                                    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                  ------------- ------------- ------------ -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $  (577,254) $   (615,547) $   452,384  $    64,492
   Net realized gains (losses)       2,972,185     4,639,515     (158,299)     535,054
   Change in net unrealized
      appreciation (depreciation)
      of investments                   436,002     4,626,351    1,373,844      157,046
                                   -----------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from operations         2,830,933     8,650,319    1,667,929      756,592
                                   -----------  ------------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                        6,864,314    13,187,145    2,708,926   12,116,465
      Cost of units redeemed        (2,620,002)   (3,346,628)  (2,628,303)  (9,070,086)
      Net transfers                 (2,339,670)    6,778,446   (2,552,494)  20,782,519
      Contract maintenance charge       (8,080)       (8,499)      (3,794)      (1,800)
                                   -----------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   1,896,562    16,610,464   (2,475,665)  23,827,098
                                   -----------  ------------  -----------  -----------
Increase (decrease) in net assets    4,727,495    25,260,783     (807,736)  24,583,690
Net assets at beginning of period   37,438,854    45,021,340   34,930,562   13,390,024
                                   -----------  ------------  -----------  -----------
Net assets at end of period        $42,166,349  $ 70,282,123  $34,122,826  $37,973,714
                                   ===========  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          540,400     1,142,719      228,580    1,119,419
   Units redeemed                     (205,148)     (288,771)    (220,548)    (812,807)
   Units transferred                  (186,033)      607,510     (218,162)   1,891,368
                                   -----------  ------------  -----------  -----------
Increase (decrease) in units
   outstanding                         149,219     1,461,458     (210,130)   2,197,980
Beginning units                      2,924,935     3,978,195    3,012,477    1,254,605
                                   -----------  ------------  -----------  -----------
Ending units                         3,074,154     5,439,653    2,802,347    3,452,585
                                   ===========  ============  ===========  ===========

                                    Strategic      Focus    Focus Growth    Focus
                                  Fixed Income    Growth     and Income     Value
                                    Portfolio    Portfolio    Portfolio   Portfolio
                                    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                  ------------ ------------ ------------ -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   409,403  $  (468,324) $  (221,228) $  (485,302)
   Net realized gains (losses)         98,382      715,529    2,335,148    1,834,625
   Change in net unrealized
      appreciation (depreciation)
      of investments                  719,268      870,230    1,604,544    6,174,333
                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations        1,227,053    1,117,435    3,718,464    7,523,656
                                  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                       4,514,823    3,657,426    3,853,608    5,726,694
      Cost of units redeemed         (905,947)  (2,024,076)  (2,225,811)  (2,260,441)
      Net transfers                 8,942,726   (1,064,617)   1,675,578    5,325,288
      Contract maintenance charge        (980)     (10,331)      (7,882)      (7,169)
                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                 12,550,622      558,402    3,295,493    8,784,372
                                  -----------  -----------  -----------  -----------
Increase (decrease) in net assets  13,777,675    1,675,837    7,013,957   16,308,028
Net assets at beginning of period   9,971,624   30,961,443   28,200,644   30,982,110
                                  -----------  -----------  -----------  -----------
Net assets at end of period       $23,749,299  $32,637,280  $35,214,601  $47,290,138
                                  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         428,318      474,276      343,212      326,745
   Units redeemed                     (85,010)    (259,215)    (204,200)    (128,200)
   Units transferred                  851,277     (120,899)     149,307      311,268
                                  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                      1,194,585       94,162      288,319      509,813
Beginning units                       977,564    3,839,654    2,736,422    1,931,692
                                  -----------  -----------  -----------  -----------
Ending units                        2,172,149    3,933,816    3,024,741    2,441,505
                                  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.


                                       34



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                              Allocation
                                     Focus      Allocation     Moderate     Allocation    Allocation
                                    TechNet      Moderate       Growth        Growth       Balanced
                                   Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                   (Class 3)     (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (260,867) $ (1,938,793) $ (2,905,835) $ (1,968,759) $  (950,884)
   Net realized gains (losses)        891,509     1,349,477     1,678,389     1,403,857      932,890
   Change in net unrealized
      appreciation (depreciation)
      of investments               (1,223,114)   14,688,796    25,152,325    18,892,571    5,687,590
                                  -----------  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from operations         (592,472)   14,099,480    23,924,879    18,327,669    5,669,596
                                  -----------  ------------  ------------  ------------  -----------
From capital transactions:
      Net proceeds from units
         sold                       1,907,144    59,893,995   108,603,556    75,467,246   21,189,016
      Cost of units redeemed         (982,321)   (6,841,260)  (10,295,566)   (4,976,937)  (5,039,526)
      Net transfers                (1,697,326)   25,820,490    35,814,685    26,580,802   15,490,863
      Contract maintenance charge      (6,820)      (14,011)      (23,434)      (22,567)      (8,685)
                                  -----------  ------------  ------------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (779,323)   78,859,214   134,099,241    97,048,544   31,631,668
                                  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets  (1,371,795)   92,958,694   158,024,120   115,376,213   37,301,264
Net assets at beginning of period  19,308,090    75,547,043   110,723,237    70,929,729   42,060,300
                                  -----------  ------------  ------------  ------------  -----------
Net assets at end of period       $17,936,295  $168,505,737  $268,747,357  $186,305,942  $79,361,564
                                  ===========  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         379,096     5,432,919     9,597,934     6,533,722    1,940,929
   Units redeemed                    (191,460)     (601,363)     (893,821)     (420,942)    (456,537)
   Units transferred                 (351,989)    2,313,578     3,125,040     2,281,472    1,427,800
                                  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in units
   outstanding                       (164,353)    7,145,134    11,829,153     8,394,252    2,912,192
Beginning units                     3,520,360     6,902,373     9,886,182     6,179,665    3,942,190
                                  -----------  ------------  ------------  ------------  -----------
Ending units                        3,356,007    14,047,507    21,715,335    14,573,917    6,854,382
                                  ===========  ============  ============  ============  ===========

                 See accompanying notes to financial statements.


                                       35


                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite, Seasons Advisor II, Seasons Preferred Solution, Seasons Elite and Seasons Advisor III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 41 variable portfolios and 12 variable strategies of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Seasons Strategies"), nine Class 1, nine Class 2 and ten Class 3 variable portfolios (the "Select Portfolios"), one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), and four Class 3 managed allocation portfolios (the "Managed Allocation Portfolios"), each with a distinct investment objective. The Seasons Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios, Managed Allocation Portfolios and Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-ended affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have investments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The products offer investments in different classes of shares of the portfolios of the Trust. The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees. The financial statements include balances allocated by the participant to the


                                       36



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     Seasons Strategies, Select Portfolios, Managed Allocation Portfolios, and Focused Portfolios and do not include balances allocated to the General Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trust as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective May 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning May 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to


                                       37



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING STANDARDS: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Separate Account will adopt this guidance effective May 1, 2008. The Separate Account's adoption of this guidance is not expected to have a material effect on the Separate Account's financial position and results of operations.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% (applicable to contracts with the Seasons Rewards) of any amount withdrawn that exceeds the free withdrawal amount. Withdrawal charges are recorded as redemptions in the accompanying


                                       38



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     Statement of Changes in Net Assets. There are no withdrawal charges under the Seasons Advisor, Seasons Advisor II and Seasons Advisor III contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets. There are no contract maintenance charges under the Seasons Advisor and Seasons Advisor II contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each Seasons Strategy/Select Portfolio/Managed Allocation Portfolio/Focused Portfolio, depending on any optional death benefits elected for each product, are as follows: Seasons 1.40%, Seasons Select 1.40% or 1.52%, Seasons Select II 1.40%, 1.55%, 1.65%
     or 1.80%, Seasons Advisor 1.40% or 1.65%, Seasons Triple Elite 1.55%, 1.70% or 1.95%, Seasons Advisor II 1.55%, 1.70% or 1.95%, Seasons Preferred Solution 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%, Seasons Elite 1.55%,
     1.75% or 2.00% and Seasons Advisor III 1.65% or 1.85%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each Seasons Strategy/Select Portfolio/Managed Allocation Portfolio/Focused Portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas, depending on the contract provisions) may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.


                                       39



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Seasons Select, Seasons Select II, and Seasons Triple Elite, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     SEASONS PROMISE FEE: The optional Seasons Promise Program offered in Seasons, Seasons Select II, Seasons Triple Elite, Seasons Preferred Solution and Seasons Elite provides a guaranteed minimum contract value at the end of ten full contract years. The fee ranges up to 0.65% of the contract value less purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the first ten full contract years, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, MARKETLOCK FOR LIFE PLUS AND SEASONS INCOME REWARDS FEE: The optional MarketLock, MarketLock for Two, MarketLock for Life Plus and Seasons Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock and Seasons Income Rewards features are offered in Seasons Select II, Seasons Preferred Solution, Seasons Triple Elite and Seasons Elite. The MarketLock for Two feature is offered in Seasons Preferred Solution, Seasons Elite, Seasons Triple Elite and Seasons Select II. The annual fee is 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal and 0.65% for Seasons Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base or Withdrawal Benefit Base (as described below), deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock and MarketLock for Two is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The Withdrawal Benefit Base for Seasons Income Rewards is calculated as eligible purchase payments adjusted for withdrawals received during the first 90 days.

     The MarketLock for Life Plus feature is offered in Seasons Select II, Seasons Preferred Solution, Seasons Elite and Seasons Advisor III. The annual fee ranges from 0.65% to 0.75% for one covered person or from 0.90% to 1.00% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets.


                                       40



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     The Maximum Anniversary Values Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2008 consist of the following:

                                           Cost of Shares   Proceeds from
Variable Accounts                             Acquired       Shares Sold
-----------------                          --------------   -------------
Multi-Managed Growth Portfolio (Class 1)    $    987,991     $10,622,991
Multi-Managed Moderate Growth Portfolio
   (Class 1)                                   2,368,401      12,825,884
Multi-Managed Income/Equity Portfolio
   (Class 1)                                   3,317,988       9,901,648
Multi-Managed Income Portfolio (Class 1)       2,500,339       7,340,541
Asset Allocation: Diversified Growth
   Portfolio (Class 1)                         9,858,336      16,486,986
Stock Portfolio (Class 1)                      7,683,739      14,649,702
Large Cap Growth Portfolio (Class 1)           1,410,133       3,839,830
Large Cap Composite Portfolio (Class 1)          413,171       1,196,689
Large Cap Value Portfolio (Class 1)            2,105,731       4,778,588
Mid Cap Growth Portfolio (Class 1)             1,499,264       5,356,970
Mid Cap Value Portfolio (Class 1)              2,234,672       4,632,948
Small Cap Portfolio (Class 1)                  1,183,906       2,899,275


                                       41



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                           Cost of Shares   Proceeds from
Variable Accounts                             Acquired       Shares Sold
-----------------                          --------------   -------------
International Equity Portfolio (Class 1)    $  4,385,326     $ 5,288,262
Diversified Fixed Income Portfolio
   (Class 1)                                   2,292,426       4,002,335
Cash Management Portfolio (Class 1)           12,460,382       8,129,026
Focus Growth Portfolio (Class 1)                 500,668       1,837,966
Multi-Managed Growth Portfolio (Class 2)       4,956,978      21,259,828
Multi-Managed Moderate Growth Portfolio
   (Class 2)                                  13,810,222      40,924,878
Multi-Managed Income/Equity Portfolio
   (Class 2)                                  15,525,841      39,014,866
Multi-Managed Income Portfolio (Class 2)      14,349,319      27,690,497
Asset Allocation: Diversified Growth
   Portfolio (Class 2)                        44,270,138      49,343,943
Stock Portfolio (Class 2)                     34,254,390      43,314,436
Large Cap Growth Portfolio (Class 2)           8,709,114      25,330,211
Large Cap Composite Portfolio (Class 2)        2,846,479       8,302,368
Large Cap Value Portfolio (Class 2)            9,647,545      31,595,221
Mid Cap Growth Portfolio (Class 2)            14,610,589      25,936,600
Mid Cap Value Portfolio (Class 2)             15,610,101      35,417,955
Small Cap Portfolio (Class 2)                 13,613,490      22,237,863
International Equity Portfolio (Class 2)      21,455,002      44,098,032
Diversified Fixed Income Portfolio
   (Class 2)                                  40,728,899      32,661,521
Cash Management Portfolio (Class 2)          100,660,320      82,323,447
Focus Growth Portfolio (Class 2)              10,668,674      17,716,907
Focus Growth and Income Portfolio
   (Class 2)                                  12,198,852      15,284,839
Focus Value Portfolio (Class 2)               20,946,927      24,193,605
Focus TechNet Portfolio (Class 2)              6,681,374       9,790,784
Multi-Managed Growth Portfolio (Class 3)      19,514,162      10,234,530
Multi-Managed Moderate Growth Portfolio
   (Class 3)                                  24,320,237      18,241,286
Multi-Managed Income/Equity Portfolio
   (Class 3)                                  13,909,085      17,308,927
Multi-Managed Income Portfolio (Class 3)      14,892,568      11,164,083
Asset Allocation: Diversified Growth
   Portfolio (Class 3)                        43,899,541      21,983,719
Stock Portfolio (Class 3)                     35,889,205      19,022,639
Large Cap Growth Portfolio (Class 3)          18,219,146      14,051,750
Large Cap Composite Portfolio (Class 3)        4,102,581       2,565,396
Large Cap Value Portfolio (Class 3)           13,992,198      11,426,044
Mid Cap Growth Portfolio (Class 3)            14,039,908      10,276,728
Mid Cap Value Portfolio (Class 3)             17,623,724      11,996,889
Small Cap Portfolio (Class 3)                 13,122,007       8,081,907
International Equity Portfolio (Class 3)      35,294,072      18,748,696
Diversified Fixed Income Portfolio
   (Class 3)                                  29,021,415      12,164,608
Cash Management Portfolio (Class 3)           81,122,460      69,009,163


                                       42



                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                           Cost of Shares   Proceeds from
Variable Accounts                             Acquired       Shares Sold
-----------------                          --------------   -------------
Strategic Fixed Income Portfolio
   (Class 3)                                $ 13,582,997     $ 6,890,464
Focus Growth Portfolio (Class 3)              11,612,210       9,396,749
Focus Growth and Income Portfolio
   (Class 3)                                  14,478,371       8,638,363
Focus Value Portfolio (Class 3)               17,995,789      12,214,147
Focus TechNet Portfolio (Class 3)              7,701,653       5,399,999
Allocation Moderate Portfolio (Class 3)      112,406,073      36,451,012
Allocation Moderate Growth Portfolio
   (Class 3)                                 231,428,637      32,192,307
Allocation Growth Portfolio (Class 3)         50,440,421      24,006,750
Allocation Balanced Portfolio (Class 3)       58,077,867      14,690,596


                                       43


                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2008, 2007, 2006, 2005 and 2004, follows:

                       At April 30                                  For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment           Total Return
                       Lowest to        Net Assets        Lowest        Income              Lowest to
Year      Units       Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----   ----------   ---------------    -----------   --------------   ----------   ---------------------------
Growth Strategy (Class 1)
2008    2,781,306   19.87 to 20.09      55,871,634   1.40% to 1.52%      1.44%      -0.02%    to   0.10%
2007    3,641,651   19.88 to 20.07      73,086,521   1.40% to 1.52%      0.95%      10.63%    to  10.76%
2006    4,675,056   17.97 to 18.12      84,712,002   1.40% to 1.52%      0.84%      15.10%    to  15.24%
2005    6,154,039   15.61 to 15.73      96,764,870   1.40% to 1.52%      0.57%       4.96%    to   5.09%
2004    7,772,716   14.87 to 14.96     116,291,111   1.40% to 1.52%      0.81%      17.04%    to  17.18%
Moderate Growth Strategy (Class 1)
2008    3,267,711   19.06 to 19.27      62,938,408   1.40% to 1.52%      1.86%      -0.36%    to  -0.24%
2007    4,231,809   19.13 to 19.31      81,709,158   1.40% to 1.52%      1.34%      10.08%    to  10.21%
2006    5,436,102   17.38 to 17.52      95,240,911   1.40% to 1.52%      1.15%      13.06%    to  13.19%
2005    6,839,418   15.37 to 15.48     105,864,120   1.40% to 1.52%      0.87%       4.45%    to   4.58%
2004    8,455,950   14.71 to 14.80     125,160,639   1.40% to 1.52%      1.15%      14.75%    to  14.89%
Balanced Growth Strategy (Class 1)
2008    2,674,991   18.27 to 18.47      49,393,079   1.40% to 1.52%      2.59%       1.25%    to   1.37%
2007    3,297,863   18.04 to 18.22      60,073,516   1.40% to 1.52%      2.03%       9.41%    to   9.54%
2006    4,260,545   16.49 to 16.63      70,850,352   1.40% to 1.52%      1.70%       9.61%    to   9.75%
2005    5,514,875   15.05 to 15.16      83,566,913   1.40% to 1.52%      1.36%       4.61%    to   4.73%
2004    6,719,426   14.38 to 14.47      97,222,088   1.40% to 1.52%      1.53%      11.84%    to  11.97%
Conservative Growth Strategy (Class 1)
2008    2,033,355   17.41 to 17.60      35,775,496   1.40% to 1.52%      3.29%       0.89%    to   1.01%
2007    2,482,202   17.25 to 17.42      43,237,424   1.40% to 1.52%      2.68%       8.65%    to   8.78%
2006    3,174,845   15.88 to 16.02      50,839,602   1.40% to 1.52%      2.25%       7.26%    to   7.39%
2005    4,265,494   14.81 to 14.92      63,608,233   1.40% to 1.52%      1.81%       4.21%    to   4.33%
2004    5,093,757   14.21 to 14.30      72,807,120   1.40% to 1.52%      1.98%       9.23%    to   9.37%
Large Cap Growth Portfolio (Class 1)
2008      781,551    9.99 to 11.13       8,641,999   1.40% to 1.52%      0.63%       6.24%    to   6.37%
2007    1,011,578    9.40 to 10.47      10,510,004   1.40% to 1.52%      0.00%       8.24%    to   8.37%
2006    1,209,698    8.68 to  9.66      11,603,801   1.40% to 1.52%      0.33%      14.26%    to  14.40%
2005    1,558,414    7.60 to  8.44      13,076,343   1.40% to 1.52%      0.00%       3.55%    to   3.68%
2004    1,832,151    7.34 to  8.14      14,801,993   1.40% to 1.52%      0.00%      19.05%    to  19.20%
Large Cap Composite Portfolio (Class 1)
2008      229,978   10.17 to 11.14       2,555,161   1.40% to 1.52%      0.61%      -5.33%    to  -5.22%
2007      304,609   10.74 to 11.75       3,569,028   1.40% to 1.52%      0.50%      12.82%    to  12.95%
2006      359,661    9.52 to 10.40       3,730,227   1.40% to 1.52%      0.70%      12.54%    to  12.68%
2005      469,827    8.46 to  9.23       4,328,593   1.40% to 1.52%      0.22%       4.09%    to   4.22%
2004      554,166    8.13 to  8.86       4,898,313   1.40% to 1.52%      0.19%      18.48%    to  18.62%
Large Cap Value Portfolio (Class 1)
2008      884,123   14.85 to 15.63      13,796,646   1.40% to 1.52%      1.11%      -7.34%    to  -7.23%
2007    1,079,612   16.03 to 16.85      18,159,582   1.40% to 1.52%      0.93%      15.52%    to  15.66%
2006    1,069,572   13.88 to 14.57      15,556,159   1.40% to 1.52%      0.93%      15.44%    to  15.58%
2005    1,112,414   12.02 to 12.60      14,000,876   1.40% to 1.52%      0.78%       7.48%    to   7.61%
2004    1,184,464   11.18 to 11.71      13,848,855   1.40% to 1.52%      0.85%      23.56%    to  23.71%
Mid Cap Growth Portfolio (Class 1)
2008      481,615   18.09 to 19.84       9,511,310   1.40% to 1.52%      0.00%      -0.32%    to  -0.20%
2007      708,928   18.14 to 19.88      14,021,359   1.40% to 1.52%      0.00%       8.23%    to   8.36%
2006      826,124   16.77 to 18.35      15,069,917   1.40% to 1.52%      0.00%      30.19%    to  30.35%
2005      934,224   12.88 to 14.08      13,073,202   1.40% to 1.52%      0.00%       1.75%    to   1.87%
2004    1,069,700   12.66 to 13.82      14,699,391   1.40% to 1.52%      0.00%      34.27%    to  34.43%


                                       44



                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment           Total Return
                       Lowest to        Net Assets        Lowest        Income              Lowest to
Year      Units       Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----   ----------   ---------------    -----------   --------------   ----------   ---------------------------
Mid Cap Value Portfolio (Class 1)
2008      462,400   23.79 to 24.36      11,255,868   1.40% to 1.52%      0.76%     -12.71%    to -12.60%
2007      603,383   27.25 to 27.87      16,807,531   1.40% to 1.52%      0.67%      16.63%    to  16.77%
2006      724,987   23.37 to 23.87      17,291,562   1.40% to 1.52%      0.61%      19.76%    to  19.91%
2005      766,979   19.51 to 19.91      15,254,845   1.40% to 1.52%      0.42%      14.62%    to  14.76%
2004      784,173   17.02 to 17.35      13,592,602   1.40% to 1.52%      0.71%      31.22%    to  31.38%
Small Cap Portfolio (Class 1)
2008      537,541   11.13 to 11.66       6,262,427   1.40% to 1.52%      0.00%     -16.58%    to -16.48%
2007      706,806   13.34 to 13.96       9,851,397   1.40% to 1.52%      0.00%       7.38%    to   7.51%
2006      815,332   12.42 to 12.99      10,567,275   1.40% to 1.52%      0.00%      24.42%    to  24.57%
2005      874,189    9.98 to 10.42       9,092,797   1.40% to 1.52%      0.00%      -0.27%    to  -0.14%
2004    1,048,562   10.01 to 10.44      10,920,489   1.40% to 1.52%      0.00%      28.41%    to  28.57%
International Equity Portfolio (Class 1)
2008    1,073,251   11.82 to 12.78      13,691,881   1.40% to 1.52%      0.89%      -3.21%    to  -3.10%
2007    1,212,296   12.21 to 13.19      15,943,006   1.40% to 1.52%      0.59%      14.50%    to  14.64%
2006    1,136,838   10.67 to 11.51      13,037,757   1.40% to 1.52%      0.50%      32.68%    to  32.84%
2005    1,000,040    8.04 to  8.66       8,630,369   1.40% to 1.52%      1.22%      10.01%    to  10.14%
2004    1,000,273    7.31 to  7.86       7,843,631   1.40% to 1.52%      1.00%      34.15%    to  34.31%
Diversified Fixed Income Portfolio (Class 1)
2008      588,566   12.81 to 13.11       7,703,759   1.40% to 1.52%      3.08%       4.47%    to   4.60%
2007      736,309   12.26 to 12.54       9,210,202   1.40% to 1.52%      3.00%       5.16%    to   5.28%
2006      838,257   11.66 to 11.91       9,967,288   1.40% to 1.52%      3.07%      -1.83%    to  -1.71%
2005      986,652   11.88 to 12.11      11,941,602   1.40% to 1.52%      3.02%       3.08%    to   3.20%
2004    1,056,123   11.53 to 11.74      12,385,587   1.40% to 1.52%      2.45%      -0.42%    to  -0.30%
Cash Management Portfolio (Class 1)
2008      806,497   11.28 to 11.43       9,213,724   1.40% to 1.52%      3.68%       1.74%    to   1.85%
2007      440,696   11.09 to 11.22       4,943,288   1.40% to 1.52%      1.71%       3.26%    to   3.39%
2006      617,132   10.74 to 10.85       6,695,478   1.40% to 1.52%      1.08%       1.76%    to   1.91%
2005      401,782   10.56 to 10.65       4,277,354   1.40% to 1.52%      0.27%      -0.38%    to  -0.25%
2004      303,221   10.60 to 10.67       3,235,873   1.40% to 1.52%      0.81%      -1.23%    to  -1.09%
Focus Growth Portfolio (Class 1)
2008      398,712    8.32 to  8.91       3,549,210   1.40% to 1.52%      0.00%       5.38%    to   5.51%
2007      540,764    7.90 to  8.44       4,563,528   1.40% to 1.52%      0.00%       3.08%    to   3.21%
2006      958,186    7.66 to  8.18       7,824,198   1.40% to 1.52%      0.00%      19.41%    to  19.55%
2005      923,917    6.42 to  6.84       6,310,171   1.40% to 1.52%      0.00%      -4.68%    to  -4.56%
2004    1,101,057    6.73 to  7.17       7,873,424   1.40% to 1.52%      0.00%      27.97%    to  28.12%
Growth Strategy (Class 2)
2008    7,127,354   19.35 to 19.86     139,961,778   1.40% to 1.95%      1.35%      -0.60%    to  -0.05%
2007    8,529,211   19.46 to 19.87(4)  167,891,954   1.40% to 1.95%      0.84%       9.99%    to  10.60%
2006    9,362,205   17.69 to 17.96(4)  166,864,108   1.40% to 1.95%      0.72%      14.44%    to  15.07%
2005    9,835,559   15.46 to 15.61(4)  152,584,844   1.40% to 1.95%      0.47%       4.36%    to   4.93%
2004   10,609,338   14.82 to 14.88(4)  157,034,208   1.40% to 1.95%      0.72%      16.37%    to  17.01%
Moderate Growth Strategy (Class 2)
2008   15,405,373   18.38 to 19.05     289,586,312   1.40% to 1.95%      1.78%      -0.93%    to  -0.39%
2007   17,928,639   18.55 to 19.12     339,013,457   1.40% to 1.95%      1.22%       9.44%    to  10.05%
2006   18,809,158   16.95 to 17.38     323,750,865   1.40% to 1.95%      1.04%      12.40%    to  13.02%
2005   19,474,266   15.08 to 15.37     297,104,115   1.40% to 1.95%      0.78%       3.85%    to   4.42%
2004   19,965,290   14.52 to 14.72     292,196,592   1.40% to 1.95%      1.07%      14.09%    to  14.72%


                                       45



                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment           Total Return
                       Lowest to        Net Assets        Lowest        Income              Lowest to
Year      Units       Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----   ----------   ---------------    -----------   --------------   ----------   ---------------------------
Balanced Growth Strategy (Class 2)
2008   12,995,321   17.67 to 18.26     234,446,502   1.40% to 1.95%      2.54%       0.67%    to   1.22%
2007   15,215,820   17.55 to 18.04     271,616,802   1.40% to 1.95%      1.93%       8.78%    to   9.38%
2006   16,691,709   16.13 to 16.49     272,827,560   1.40% to 1.95%      1.60%       8.98%    to   9.58%
2005   17,959,634   14.80 to 15.05     268,333,908   1.40% to 1.95%      1.26%       4.00%    to   4.57%
2004   18,767,867   14.23 to 14.39     268,615,260   1.40% to 1.95%      1.48%      11.20%    to  11.81%
Conservative Growth Strategy (Class 2)
2008    8,828,236   16.96 to 17.40     151,782,847   1.40% to 1.95%      3.16%       0.30%    to   0.86%
2007   10,031,987   16.91 to 17.25(4)  171,328,981   1.40% to 1.95%      2.59%       8.03%    to   8.62%
2006   11,328,500   15.66 to 15.88(4)  178,433,039   1.40% to 1.95%      2.11%       6.64%    to   7.23%
2005   13,019,391   14.68 to 14.81(4)  191,535,454   1.40% to 1.95%      1.70%       3.61%    to   4.18%
2004   13,601,996   14.17 to 14.21(4)  192,367,449   1.40% to 1.95%      1.92%       8.61%    to   9.21%
Large Cap Growth Portfolio (Class 2)
2008    7,969,488   10.65 to 11.01      86,635,451   1.40% to 1.95%      0.51%       5.63%    to   6.21%
2007    9,540,444   10.08 to 10.37      97,839,348   1.40% to 1.95%      0.00%       7.61%    to   8.21%
2006    9,613,326    9.37 to  9.58      91,255,815   1.40% to 1.95%      0.20%      13.61%    to  14.23%
2005    9,062,550    8.25 to  8.39      75,431,698   1.40% to 1.95%      0.00%       2.97%    to   3.53%
2004    8,958,148    8.01 to  8.10      72,131,748   1.40% to 1.95%      0.00%      18.37%    to  19.02%
Large Cap Composite Portfolio (Class 2)
2008    2,565,225   10.68 to 11.01      27,921,225   1.40% to 1.95%      0.50%      -5.88%    to  -5.36%
2007    3,122,442   11.35 to 11.64      35,977,853   1.40% to 1.95%      0.37%      12.16%    to  12.78%
2006    3,076,368   10.12 to 10.32      31,480,171   1.40% to 1.95%      0.58%      11.89%    to  12.51%
2005    3,116,579    9.04 to  9.17(4)   28,390,627   1.40% to 1.95%      0.10%       3.50%    to   4.06%
2004    3,143,934    8.74 to  8.81(4)   27,564,090   1.40% to 1.95%      0.07%      17.80%    to  18.45%
Large Cap Value Portfolio (Class 2)
2008    6,541,495   14.56 to 15.46      99,223,579   1.40% to 1.95%      0.98%      -7.88%    to  -7.37%
2007    8,163,520   15.81 to 16.69     133,918,680   1.40% to 1.95%      0.79%      14.86%    to  15.49%
2006    8,371,478   13.76 to 14.45     119,267,820   1.40% to 1.95%      0.80%      14.78%    to  15.41%
2005    8,662,073   11.99 to 12.52     107,244,514   1.40% to 1.95%      0.68%       6.87%    to   7.45%
2004    7,891,730   11.22 to 11.65      91,234,932   1.40% to 1.95%      0.75%      22.85%    to  23.52%
Mid Cap Growth Portfolio (Class 2)
2008    4,037,537   19.08 to 19.62      78,303,444   1.40% to 1.95%      0.00%      -0.89%    to  -0.35%
2007    4,958,300   19.25 to 19.69      96,678,366   1.40% to 1.95%      0.00%       7.60%    to   8.19%
2006    5,413,912   17.89 to 18.20      97,719,057   1.40% to 1.95%      0.00%      29.44%    to  30.15%
2005    5,145,797   13.82 to 13.78(4)   71,468,422   1.40% to 1.95%      0.00%       1.17%    to   1.72%
2004    5,124,765   13.66 to 13.75(4)   70,053,839   1.40% to 1.95%      0.00%      33.50%    to  34.23%
Mid Cap Value Portfolio (Class 2)
2008    3,735,136   21.98 to 24.09      87,665,109   1.40% to 1.95%      0.61%     -13.21%    to -12.74%
2007    4,895,382   25.33 to 27.61     131,942,621   1.40% to 1.95%      0.53%      15.96%    to  16.59%
2006    5,401,784   21.84 to 23.68     125,363,809   1.40% to 1.95%      0.46%      19.07%    to  19.73%
2005    5,691,824   18.34 to 19.78     110,814,485   1.40% to 1.95%      0.32%      13.96%    to  14.59%
2004    4,849,209   16.10 to 17.26      82,845,283   1.40% to 1.95%      0.60%      30.47%    to  31.19%
Small Cap Portfolio (Class 2)
2008    4,895,160   11.18 to 11.53      55,804,975   1.40% to 1.95%      0.00%     -17.07%    to -16.61%
2007    5,915,090   13.48 to 13.83      81,026,612   1.40% to 1.95%      0.00%       6.76%    to   7.35%
2006    6,471,911   12.63 to 12.88      82,694,327   1.40% to 1.95%      0.00%      23.70%    to  24.38%
2005    6,102,359   10.21 to 10.36(4)   62,783,384   1.40% to 1.95%      0.00%      -0.84%    to  -0.29%
2004    5,957,810   10.30 to 10.39(4)   61,539,737   1.40% to 1.95%      0.00%      27.67%    to  28.37%


                                       46



                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment           Total Return
                       Lowest to        Net Assets        Lowest        Income              Lowest to
Year      Units       Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----   ----------   ---------------    -----------   --------------   ----------   ---------------------------
International Equity Portfolio (Class 2)
2008   10,079,033   12.27 to 12.63     125,857,123   1.40% to 1.95%      0.73%      -3.77%    to  -3.24%
2007   12,448,342   12.75 to 13.05     160,936,167   1.40% to 1.95%      0.46%      13.84%    to  14.47%
2006   11,388,257   11.20 to 11.40     128,870,052   1.40% to 1.95%      0.38%      31.92%    to  32.64%
2005    9,957,879    8.49 to  8.60(4)   85,111,831   1.40% to 1.95%      1.10%       9.38%    to   9.98%
2004    7,613,301    7.76 to  7.82(4)   59,260,099   1.40% to 1.95%      0.88%      33.38%    to  34.10%
Diversified Fixed Income Portfolio (Class 2)
2008    8,766,566   12.22 to 12.97     111,695,901   1.40% to 1.95%      3.00%       3.87%    to   4.44%
2007    8,264,766   11.76 to 12.42     100,961,977   1.40% to 1.95%      2.88%       4.55%    to   5.13%
2006    9,069,350   11.25 to 11.81     105,605,696   1.40% to 1.95%      2.97%      -2.40%    to  -1.86%
2005   10,457,794   11.53 to 12.04     124,451,319   1.40% to 1.95%      2.94%       2.49%    to   3.05%
2004   11,202,717   11.25 to 11.68     129,845,199   1.40% to 1.95%      2.22%      -0.99%    to  -0.45%
Cash Management Portfolio (Class 2)
2008    5,789,167   10.93 to 11.30      64,636,139   1.40% to 1.95%      3.66%       1.14%    to   1.70%
2007    4,251,568   10.81 to 11.11      46,784,030   1.40% to 1.95%      1.87%       2.66%    to   3.23%
2006    3,669,725   10.52 to 10.76      39,177,156   1.40% to 1.95%      0.89%       1.19%    to   1.75%
2005    5,187,723   10.40 to 10.58      54,495,028   1.40% to 1.95%      0.17%      -0.94%    to  -0.40%
2004    4,648,052   10.50 to 10.62      49,137,559   1.40% to 1.95%      0.62%      -1.78%    to  -1.24%
Focus Growth Portfolio (Class 2)
2008    7,002,198    8.53 to  8.81      60,994,001   1.40% to 1.95%      0.00%       4.77%    to   5.35%
2007    7,724,963    8.14 to  8.36      63,978,114   1.40% to 1.95%      0.00%       2.50%    to   3.07%
2006    8,934,171    7.94 to  8.12      71,917,928   1.40% to 1.95%      0.00%      18.72%    to  19.37%
2005    9,539,037    6.69 to  6.80(4)   64,423,382   1.40% to 1.95%      0.00%      -5.22%    to  -4.70%
2004    9,361,514    7.06 to  7.13(4)   66,439,046   1.40% to 1.95%      0.00%      27.24%    to  27.94%
Focus Growth and Income Portfolio (Class 2)
2008    3,778,953   10.50 to 10.88(4)   39,754,084   1.40% to 1.95%      0.53%      -8.90%    to  -8.39%
2007    4,567,315   11.53 to 11.88(4)   52,503,782   1.40% to 1.95%      0.87%      12.22%    to  12.83%
2006    4,767,365   10.27 to 10.53(4)   48,653,637   1.40% to 1.95%      0.21%      14.99%    to  15.62%
2005    5,289,872    8.93 to  9.10(4)   46,705,858   1.40% to 1.95%      0.00%       0.11%    to   0.66%
2004    5,668,168    8.92 to  9.04(4)   49,667,898   1.40% to 1.95%      0.00%      20.45%    to  21.12%
Focus Value Portfolio (Class 2)
2008    4,016,867   17.29 to 18.02      71,591,375   1.40% to 1.95%      0.78%      -8.49%    to  -7.99%
2007    4,617,631   18.90 to 19.58      89,582,012   1.40% to 1.95%      0.32%      20.37%    to  21.04%
2006    4,617,687   15.70 to 16.18      74,141,163   1.40% to 1.95%      0.07%      18.51%    to  19.16%
2005    4,729,943   13.25 to 13.58      63,830,283   1.40% to 1.95%      0.67%       9.95%    to  10.55%
2004    3,898,970   12.05 to 12.28      47,700,345   1.40% to 1.95%      0.00%      29.60%    to  30.31%
Focus TechNet Portfolio (Class 2)
2008    4,008,293    5.11 to  5.29(4)   21,747,615   1.40% to 1.95%      0.00%      -0.43%    to   0.12%
2007    4,519,359    5.14 to  5.29(4)   24,494,893   1.40% to 1.95%      0.00%      -2.54%    to  -2.00%
2006    6,379,660    5.27 to  5.39(4)   35,612,700   1.40% to 1.95%      0.00%      29.38%    to  30.08%
2005    6,167,482    4.07 to  4.15(4)   26,595,288   1.40% to 1.95%      0.00%      -3.99%    to  -3.45%
2004    6,441,127    4.24 to  4.29(4)   28,955,179   1.40% to 1.95%      0.00%      52.52%    to  53.36%
Growth Strategy (Class 3)
2008    5,066,302   19.04 to 19.83(4)   99,657,991   1.15% to 2.05%      1.32%      -1.31%    to   0.09%(5)
2007    3,990,851   19.30 to 19.81(4)   78,701,288   1.15% to 2.05%      0.76%      11.20%(7) to  12.18%(5)(7)
2006    3,286,645   17.30 to 17.93(4)   58,674,984   1.40% to 1.95%      0.64%      14.33%    to  14.95%
2005    2,403,864   15.13 to 15.60(4)   37,340,154   1.40% to 1.95%      0.43%       4.24%    to   4.82%
2004      720,543   14.51 to 14.88(4)   10,671,640   1.40% to 1.95%      0.20%       4.41%    to  15.51%(5)


                                       47



                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment           Total Return
                       Lowest to        Net Assets        Lowest        Income              Lowest to
Year      Units       Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----   ----------   ---------------    -----------   --------------   ----------   ---------------------------
Moderate Growth Strategy (Class 3)
2008    7,889,408   18.29 to 19.04(4)  148,437,915   1.15% to 2.05%      1.76%      -1.67%    to  -0.24%(5)
2007    7,269,849   18.60 to 19.08(4)  137,723,350   1.15% to 2.05%      1.16%      10.14%(7) to  11.14%(5)(7)
2006    6,692,848   16.70 to 17.34     115,418,785   1.40% to 1.95%      0.98%      12.29%    to  12.91%
2005    5,373,257   14.87 to 15.36      82,125,336   1.40% to 1.95%      0.76%       3.73%    to   4.31%
2004    1,716,904   14.34 to 14.73      25,167,840   1.40% to 1.95%      0.26%       3.65%    to  14.01%(5)
Balanced Growth Strategy (Class 3)
2008    5,657,573   17.54 to 18.25(4)  101,827,811   1.15% to 2.05%      2.46%      -0.04%    to   1.37%(5)
2007    5,926,450   17.54 to 18.01(4)  105,631,927   1.15% to 2.05%      1.86%       8.41%(7) to   9.36%(5)(7)
2006    5,786,033   15.93 to 16.45      94,463,664   1.40% to 1.95%      1.51%       8.87%    to   9.47%
2005    5,135,222   14.64 to 15.03      76,653,458   1.40% to 1.95%      1.31%       3.88%    to   4.46%
2004    1,634,224   14.09 to 14.39      23,311,741   1.40% to 1.95%      1.05%       3.31%    to  11.12%(5)
Conservative Growth Strategy (Class 3)
2008    3,664,251   16.69 to 17.36(4)   63,114,871   1.15% to 2.05%      3.05%      -0.28%    to   0.97%
2007    3,263,638   16.74 to 17.19(4)   55,818,982   1.15% to 2.05%      2.57%       6.97%(7) to   7.97%(5)(7)
2006    3,299,123   15.37 to 15.84(4)   52,049,128   1.40% to 1.95%      2.04%       6.54%    to   7.12%
2005    3,032,263   14.43 to 14.78(4)   44,705,045   1.40% to 1.95%      1.82%       3.50%    to   4.07%
2004    1,159,282   13.94 to 14.21(4)   16,435,218   1.40% to 1.95%      1.19%       2.39%    to   8.25%(5)
Large Cap Growth Portfolio (Class 3)
2008    4,902,944   10.53 to 10.98      53,372,113   1.15% to 2.05%      0.44%       4.76%    to   6.32%(5)
2007    4,481,498   10.06 to 10.33(4)   46,051,907   1.15% to 2.05%      0.00%      10.27%(7) to  11.28%(5)(7)
2006    3,988,505    9.28 to  9.56      37,944,471   1.40% to 1.95%      0.12%      13.49%    to  14.11%
2005    2,938,773    8.18 to  8.38      24,521,219   1.40% to 1.95%      0.00%       2.87%    to   3.43%
2004      885,941    7.95 to  8.10       7,147,072   1.40% to 1.95%      0.00%       6.22%    to  18.22%(5)
Large Cap Composite Portfolio (Class 3)
2008    1,336,051   10.60 to 10.96(4)   14,555,522   1.15% to 2.05%      0.41%      -6.22%    to  -5.39%(5)
2007    1,239,119   11.30 to 11.59(4)   14,301,129   1.15% to 2.05%      0.28%      11.90%(7) to  12.92%(5)(7)
2006    1,084,315    9.91 to 10.30      11,110,980   1.40% to 1.95%      0.50%      11.78%    to  12.40%
2005      806,657    8.87 to  9.16       7,357,615   1.40% to 1.95%      0.00%       3.40%    to   3.96%
2004      297,454    8.58 to  8.81       2,612,628   1.40% to 1.95%      0.01%       4.81%    to  17.06%(5)
Large Cap Value Portfolio (Class 3)
2008    3,474,330   14.91 to 15.44(4)   52,605,384   1.15% to 2.05%      0.94%      -8.25%    to  -7.22%(5)
2007    3,453,198   16.25 to 16.65(4)   56,682,162   1.15% to 2.05%      0.70%      13.12%(7) to  13.90%(5)(7)
2006    2,972,081   13.67 to 14.41      42,392,753   1.40% to 1.95%      0.72%      14.66%    to  15.29%
2005    2,265,870   11.93 to 12.50      28,080,226   1.40% to 1.95%      0.62%       6.77%    to   7.36%
2004      616,248   11.17 to 11.65       7,114,625   1.40% to 1.95%      0.23%       7.16%    to  22.72%(5)
Mid Cap Growth Portfolio (Class 3)
2008    2,442,972   18.95 to 19.62(4)   47,415,753   1.15% to 2.05%      0.00%      -1.16%    to  -0.20%(5)
2007    2,459,478   19.17 to 19.66(4)   48,033,275   1.15% to 2.05%      0.00%      15.32%(7) to  16.14%(5)(7)
2006    2,289,525   17.68 to 18.17      41,386,023   1.40% to 1.95%      0.00%      29.31%    to  30.02%
2005    1,725,705   13.67 to 13.97(4)   24,007,901   1.40% to 1.95%      0.00%       1.07%    to   1.63%
2004      543,723   13.53 to 13.75(4)    7,442,389   1.40% to 1.95%      0.00%       5.73%    to  33.33%(5)
Mid Cap Value Portfolio (Class 3)
2008    2,197,819   23.15 to 24.03(4)   51,320,989   1.15% to 2.05%      0.53%     -13.67%    to -12.60%(5)
2007    2,188,307   26.82 to 27.49(4)   58,904,382   1.15% to 2.05%      0.44%      17.12%(7) to  18.02%(5)(7)
2006    1,997,371   21.53 to 23.62      46,281,114   1.40% to 1.95%      0.38%      18.96%    to  19.61%
2005    1,492,345   18.10 to 19.75      29,054,970   1.40% to 1.95%      0.22%      13.86%    to  14.49%
2004      398,183   15.90 to 17.25       6,773,706   1.40% to 1.95%      0.16%       9.50%    to  30.24%(5)


                                       48



                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment           Total Return
                       Lowest to        Net Assets        Lowest        Income              Lowest to
Year      Units       Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----   ----------   ---------------    -----------   --------------   ----------   ---------------------------
Small Cap Portfolio (Class 3)
2008    3,258,656   11.15 to 11.50(4)   37,171,819   1.15% to 2.05%      0.00%     -17.24%    to -16.61%(5)
2007    3,074,154   13.47 to 13.79(4)   42,166,349   1.15% to 2.05%      0.00%      12.27%(7) to  12.97%(5)(7)
2006    2,924,935   12.47 to 12.85(4)   37,438,854   1.40% to 1.95%      0.00%      23.58%    to  24.26%
2005    2,268,515   10.09 to 10.34(4)   23,377,830   1.40% to 1.95%      0.00%      -0.93%    to  -0.38%
2004      677,642   10.19 to 10.38(4)    7,010,238   1.40% to 1.95%      0.00%       1.57%    to  27.38%(5)
International Equity Portfolio (Class 3)
2008    6,348,242   12.17 to 12.61(4)   79,129,244   1.15% to 2.05%      0.69%      -3.96%    to  -3.10%(5)
2007    5,439,653   12.68 to 13.02(4)   70,282,123   1.15% to 2.05%      0.38%      15.57%(7) to  16.64%(5)(7)
2006    3,978,195   11.05 to 11.38      45,021,340   1.40% to 1.95%      0.30%      31.78%    to  32.51%
2005    2,763,283    8.39 to  8.59      23,626,162   1.40% to 1.95%      1.09%       9.28%    to   9.88%
2004      722,860    7.68 to  7.82       5,629,172   1.40% to 1.95%      0.28%      11.21%    to  33.25%(5)
Diversified Fixed Income Portfolio (Class 3)
2008    4,094,500   12.50 to 12.93(4)   51,917,039   1.15% to 2.05%      2.74%       3.44%    to   4.45%(5)
2007    2,802,347   12.09 to 12.38(4)   34,122,826   1.15% to 2.05%      2.84%       2.36%(7) to   2.81%(5)(7)
2006    3,012,477   11.26 to 11.79      34,930,562   1.40% to 1.95%      2.84%      -2.50%    to  -1.96%
2005    2,672,785   11.55 to 12.03      31,684,920   1.40% to 1.95%      3.06%       2.39%    to   2.95%
2004      845,644   11.28 to 11.68       9,739,997   1.40% to 1.95%      1.33%      -0.73%    to  -1.08%(5)
Cash Management Portfolio (Class 3)
2008    4,467,685   10.94 to 11.27(4)   49,861,340   1.15% to 2.05%      3.37%       0.90%    to   1.84%(5)
2007    3,452,585   10.84 to 11.07(4)   37,973,714   1.15% to 2.05%      1.69%       1.47%(7) to   2.03%(5)(7)
2006    1,254,605   10.53 to 10.74      13,390,024   1.40% to 1.95%      0.82%       1.10%    to   1.65%
2005    1,160,549   10.41 to 10.56      12,194,941   1.40% to 1.95%      0.09%      -1.05%    to  -0.50%
2004      618,067   10.52 to 10.61       6,541,352   1.40% to 1.95%      0.52%      -0.62%    to  -1.97%(5)
Strategic Fixed Income Portfolio (Class 3)
2008    2,688,152   10.62 to 10.95      29,148,479   1.15% to 2.05%      5.11%      -1.67%    to  -0.32%(5)
2007    2,172,149   10.80 to 10.99      23,749,299   1.15% to 2.05%      3.91%       4.30%(7) to   5.37%(5)(7)
2006      977,564   10.14 to 10.22       9,971,624   1.40% to 1.95%      2.80%       5.05%    to   5.69%
2005      271,085    9.65 to  9.67       2,620,058   1.40% to 1.95%      0.00%      -3.45%(6) to  -3.26%(6)
2004           --               --              --              --         --                        --
Focus Growth Portfolio (Class 3)
2008    4,238,332    8.47 to  8.81(4)   36,969,065   1.15% to 2.05%      0.00%       4.13%    to   5.50%(5)
2007    3,933,816    8.14 to  8.35(4)   32,637,280   1.15% to 2.05%      0.00%      13.49%(7) to  14.53%(5)(7)
2006    3,839,654    7.77 to  8.10      30,961,443   1.40% to 1.95%      0.00%      18.60%    to  19.26%
2005    3,134,538    6.55 to  6.79(4)   21,200,125   1.40% to 1.95%      0.00%      -5.32%    to  -4.80%
2004    1,197,522    6.92 to  7.13(4)    8,510,091   1.40% to 1.95%      0.00%       3.95%    to  26.03%(5)
Focus Growth and Income Portfolio (Class 3)
2008    3,102,681    9.96 to 10.88      33,015,334   1.15% to 2.05%      0.45%      -9.49%    to  -8.25%(5)
2007    3,024,741   11.00 to 11.85      35,214,601   1.15% to 2.05%      0.78%      12.27%(7) to  13.51%(5)(7)
2006    2,736,422   10.11 to 10.51(4)   28,200,644   1.40% to 1.95%      0.12%      14.87%    to  15.51%
2005    2,458,873    8.80 to  9.10(4)   21,925,296   1.40% to 1.95%      0.00%       0.01%    to   0.56%
2004    1,023,866    8.80 to  9.05(4)    9,056,300   1.40% to 1.95%      0.00%       3.49%    to  19.89%(5)
Focus Value Portfolio (Class 3)
2008    2,469,576   17.36 to 18.00(4)   43,864,825   1.15% to 2.05%      0.71%      -8.78%    to  -7.85%(5)
2007    2,441,505   19.03 to 19.53(4)   47,290,138   1.15% to 2.05%      0.24%      13.93%(7) to  14.87%(5)(7)
2006    1,931,692   15.48 to 16.14      30,982,110   1.40% to 1.95%      0.00%      18.39%    to  19.04%
2005    1,526,633   13.07 to 13.56      20,591,059   1.40% to 1.95%      0.63%       9.84%    to  10.45%
2004      449,774   11.90 to 12.28       5,497,137   1.40% to 1.95%      0.00%       5.59%    to  28.97%(5)


                                       49




                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment           Total Return
                       Lowest to        Net Assets        Lowest        Income              Lowest to
Year      Units       Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----   ----------   ---------------    -----------   --------------   ----------   ---------------------------
Focus TechNet Portfolio (Class 3)
2008    3,861,926    5.28 to  5.68(4)   20,525,240   1.15% to 2.05%      0.00%      -0.76%    to   0.27%(5)
2007    3,356,007    5.27 to  5.73(4)   17,936,295   1.15% to 2.05%      0.00%       8.97%(7) to   9.48%(5)(7)
2006    3,520,360    5.19 to  5.38(4)   19,308,090   1.40% to 1.95%      0.00%      29.24%    to  29.95%
2005    2,656,623    4.02 to  4.14(4)   11,262,544   1.40% to 1.95%      0.00%      -4.11%    to  -3.55%
2004    1,038,166    4.19 to  4.29       4,580,878   1.40% to 1.95%      0.00%      11.26%    to  51.38%(5)
Allocation Moderate Portfolio (Class 3)
2008   20,107,792   11.43 to 11.76     234,223,168   1.15% to 2.05%      1.26%      -3.67%    to  -2.48%(5)
2007   14,047,507   11.86 to 12.06     168,505,737   1.15% to 2.05%      0.00%       9.47%(7) to  10.58%(5)(7)
2006    6,902,373   10.89 to 10.97      75,547,043   1.40% to 1.95%      1.16%      12.54%    to  13.16%
2005      906,466    9.68 to  9.69       8,781,684   1.40% to 1.95%      0.00%      -3.20%(6) to  -3.09%(6)
2004           --               --              --              --         --                        --
Allocation Moderate Growth Portfolio (Class 3)
2008   37,784,746   11.68 to 11.98     448,511,245   1.15% to 2.05%      0.99%      -4.71%    to  -3.70%(5)
2007   21,715,335   12.25 to 12.44     268,747,357   1.15% to 2.05%      0.00%      11.26%(7) to  12.22%(5)(7)
2006    9,886,182   11.15 to 11.22     110,723,237   1.40% to 1.95%      0.85%      15.81%    to  16.45%
2005      753,392    9.63 to  9.64       7,258,771   1.40% to 1.95%      0.00%      -3.74%(6) to  -3.62%(6)
2004           --               --              --              --         --                        --
Allocation Growth Portfolio (Class 3)
2008   16,386,317   11.93 to 12.21     198,295,570   1.15% to 2.05%      1.06%      -5.82%    to  -4.98%(5)
2007   14,573,917   12.67 to 12.85     186,305,942   1.15% to 2.05%      0.00%      12.93%(7) to  13.79%(5)(7)
2006    6,179,665   11.42 to 11.50      70,929,729   1.40% to 1.95%      0.46%      19.44%    to  20.10%
2005      793,312    9.56 to  9.58(4)    7,594,005   1.40% to 1.95%      0.00%      -4.35%(6) to  -4.24%(6)
2004           --               --              --              --         --                        --
Allocation Balanced Portfolio (Class 3)
2008   10,572,015   11.13 to 11.48     120,429,696   1.15% to 2.05%      1.30%      -2.86%    to  -1.23%(5)
2007    6,854,382   11.45 to 11.62      79,361,564   1.15% to 2.05%      0.00%       7.75%(7) to   8.62%(5)(7)
2006    3,942,190   10.62 to 10.69      42,060,300   1.40% to 1.95%      1.48%       9.09%    to   9.68%
2005      818,684    9.74 to  9.75       7,979,266   1.40% to 1.95%      0.00%      -2.62%(6) to  -2.51%(6)
2004           --               --              --              --         --                        --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and distribution charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from February 14, 2005 (inception)to April 30, 2005.

(7)  For the period from September 5, 2006 (inception)to April 30, 2007.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of Variable Annuity Account Five are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of April 30, 2008



     -   Schedule of Portfolio Investments as of April 30, 2008



     -   Statement of Operations for the year ended April 30, 2008



     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007


     -   Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-137864 and 811-07727, filed on April 29, 2008, Accession No. 0000950124-08-002115:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2007 and 2006

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005

     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005

     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account..............................  1
(2)   Custody Agreements.....................................................  1
(3)   (a)  Form of Distribution Contract.....................................  1
      (b)  Form of Selling Agreement.........................................  1
(4)   (a)  Seasons Elite Variable Annuity Contract...........................  10
      (b)  Optional Death Benefit Enhancement Endorsement (Estate Plus)......  11
      (c)  Guaranteed Minimum Withdrawal Benefit Endorsement.................  5
      (d)  Optional Guaranteed Minimum Account Value Endorsement.............  6
      (e)  Optional Death Benefit Endorsements...............................  7
      (f)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement (GMWB for Life).................................  9
      (g)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For
           Two Lives Endorsement (GMWB for Joint Lives)......................  9
      (h)  Nursing Home Rider................................................  10
      (i)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement (GMWB
           with Bonus).......................................................  13
      (j)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB with Bonus and GMBB)........................................  15
      (k)  Form of Optional Guaranteed Living Benefit Endorsement............  16
(5)   (a)  Application for Contract..........................................  2
      (b)  Participant Enrollment Form.......................................  2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor dated
           December 19, 2001.................................................  3
      (b)  Amended and Restated By-Laws of Depositor dated December 19,
           2001..............................................................  3
      (c)  Articles of Amendment to the Amended and Restated Articles of
           Incorporation dated September 30, 2002............................  4
(7)   Reinsurance Contract...................................................  Not Applicable

(8)   Material Contracts
      (a)  Form of American Funds Insurance Series and SunAmerica Series
           Trust Master-Feeder Fund Participation Agreement..................  14
      (b)  Form of Fidelity Variable Insurance Products Trust Fund
           Participation Agreement...........................................  Filed Herewith
      (c)  Form of T. Rowe Price Equity Series, Inc. Fund Participation
           Agreement.........................................................  Filed Herewith
      (d)  Form of Seasons Series Trust Fund Participation Agreement.........  1
(9)   Opinion of Counsel and Consent of Depositor............................  12
(10)  Consent of Independent Registered Public Accounting Firm...............  Filed Herewith
(11)  Financial Statements Omitted from Item 23..............................  Not Applicable
(12)  Initial Capitalization Agreement.......................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica Life
           Assurance Company, the Depositor of Registrant....................  16
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Directors.........................................................  16
      (c)  Support Agreement of American International Group, Inc............  8


---------------

 1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.

 2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-66106 and 811-07727, filed on November 29, 2001, Accession No. 0000950148-01-502449.

 3 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-66106 and 811-07727, filed on April 15, 2002, Accession No. 0000950148-02-001006.

 4 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-66106 and 811-07727, filed on April 24, 2003, Accession No. 0000950148-03-000988.

 5 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No.
   7, File Nos. 333-66106 and 811-07727, filed on April 15, 2004, Accession No. 0000950148-04-000751.

 6 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
   No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.

 7 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-66106 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-004996.

 8 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
   No. 12, File Nos. 333-66106 and 811-07727, filed on August 29, 2005,
   Accession No. 0000950129-05-008785.

 9 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No. 14, File Nos. 333-66106 and 811-07727, filed on May 1, 2006, Accession No. 0000950148-06-000042.

10 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 16, File Nos. 333-66106 and 811-07727, filed on September 21, 2006,
   Accession No. 0000950124-06-005437.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

12 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-137864 and 811-07727, filed on December 21, 2006, Accession No. 0000950124-06-007759.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-137864 and 811-07727, filed on February 13, 2007, Accession No. 0000950148-07-000029.


14 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.


15 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment 5,
   File Nos. 333-137864 and 811-07727, filed on February 4, 2008, Accession No. 0000950137-08-001538.


16 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-137864 and 811-07727, filed on April 29, 2008, Accession No. 0000950124-08-002115.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)                 Vice President
Rodney A. Haviland(1)                       Vice President
Stephen J. Stone(1)                         Vice President
Monica F. Suryapranata(1)                   Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-08-002280 filed February 28, 2008.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2008, the number of Seasons Elite contracts funded by Variable Annuity Account Five was 3,107 of which 2,120 were qualified contracts and 987 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*         POSITION
    ------------------         --------
    Peter A. Harbeck           Director
    James T. Nichols           Director, President & Chief Executive Officer
    William J. Kuzmich(1)      Director
    Frank Curran               Controller
    Joseph D. Neary            Chief Compliance Officer
    John T. Genoy              Vice President
    Mallary L. Reznik(2)       Vice President
    Christine A. Nixon(2)      Secretary
    Virginia N. Puzon(2)       Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

(1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367.

(2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Five certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 22nd day of August, 2008.


                                       VARIABLE ANNUITY ACCOUNT FIVE
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                            TITLE                               DATE
                    ---------                                            -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director           August 22, 2008
------------------------------------------------             (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director            August 22, 2008
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                 August 22, 2008
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                              (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                  August 22, 2008
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        August 22, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           August 22, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    August 22, 2008
------------------------------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(8)(b)         Form of Fidelity Variable Insurance Products Trust Fund
               Participation Agreement
(8)(c)         Form of T. Rowe Price Equity Series, Inc. Fund Participation
               Agreement
(10)           Consent of Independent Registered Public Accounting Firm